UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (800) 345-6611

Date of fiscal year end: January 31

Date of reporting period: July 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
July 31, 2018
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Capital Allocation Portfolios   |  Semiannual Report 2018

Columbia Capital Allocation Portfolios  |  Semiannual Report 2018

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended July 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	-1.08	2.17	3.61	4.49
	Including sales charges		-5.80	-2.70	2.60	3.98
Advisor Class*		06/13/13	-0.97	2.43	3.83	4.61
Class C	Excluding sales charges	03/04/04	-1.46	1.41	2.83	3.72
	Including sales charges		-2.43	0.43	2.83	3.72
Institutional Class*		09/27/10	-0.96	2.42	3.85	4.69
Institutional 2 Class*		06/13/13	-0.96	2.47	3.90	4.65
Institutional 3 Class*		06/13/13	-0.93	2.52	3.95	4.67
Class R*		09/27/10	-1.21	1.91	3.33	4.25
Blended Benchmark			-0.22	2.41	3.99	4.81
Bloomberg Barclays U.S. Aggregate Bond Index			-0.45	-0.80	2.25	3.73
Russell 3000 Index			1.30	16.39	12.83	10.68
Returns for Class A are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 66% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg Barclays U.S. Corporate High-Yield Index. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Fund at a Glance   (continued)
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2018)
Alternative Strategies Funds	7.8
Common Stocks	4.1
Equity Funds	18.2
Fixed-Income Funds	58.0
Money Market Funds	11.9
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	3

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended July 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	-1.12	4.40	5.12	5.92
	Including sales charges		-6.77	-1.63	3.88	5.29
Advisor Class*		11/08/12	-1.01	4.71	5.39	6.07
Class C	Excluding sales charges	10/15/96	-1.43	3.58	4.33	5.13
	Including sales charges		-2.38	2.60	4.33	5.13
Institutional Class		10/15/96	-0.92	4.73	5.39	6.19
Institutional 2 Class*		11/08/12	-1.00	4.64	5.42	6.11
Institutional 3 Class*		06/13/13	-0.98	4.66	5.50	6.12
Class R		01/23/06	-1.16	4.13	4.84	5.67
Blended Benchmark			-0.27	4.45	5.42	5.84
Bloomberg Barclays U.S. Aggregate Bond Index			-0.45	-0.80	2.25	3.73
Russell 3000 Index			1.30	16.39	12.83	10.68
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 55.5% Bloomberg Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
4	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2018)
Alternative Strategies Funds	7.1
Common Stocks	2.8
Equity Funds	31.3
Fixed-Income Funds	48.0
Money Market Funds	10.8
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	5

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended July 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	-1.43	6.55	6.66	6.71
	Including sales charges		-7.09	0.45	5.40	6.09
Advisor Class*		06/13/13	-1.32	6.81	6.92	6.85
Class C	Excluding sales charges	03/04/04	-1.82	5.70	5.85	5.91
	Including sales charges		-2.77	4.72	5.85	5.91
Institutional Class*		09/27/10	-1.31	6.73	6.92	6.92
Institutional 2 Class*		06/13/13	-1.31	6.74	6.98	6.88
Institutional 3 Class*		06/13/13	-1.29	6.79	7.05	6.92
Class R*		09/27/10	-1.56	6.20	6.37	6.44
Blended Benchmark			-0.44	6.57	6.92	6.93
Russell 3000 Index			1.30	16.39	12.83	10.68
Bloomberg Barclays U.S. Aggregate Bond Index			-0.45	-0.80	2.25	3.73
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 42.5% Bloomberg Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
6	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2018)
Alternative Strategies Funds	6.4
Common Stocks	2.3
Equity Funds	43.0
Fixed-Income Funds	41.2
Money Market Funds	7.1
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	7

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended July 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	-1.70	8.68	7.91	7.75
	Including sales charges		-7.33	2.42	6.64	7.12
Advisor Class*		11/08/12	-1.57	8.95	8.18	7.91
Class C	Excluding sales charges	10/15/96	-2.08	7.90	7.10	6.93
	Including sales charges		-3.01	6.90	7.10	6.93
Institutional Class		10/15/96	-1.59	8.97	8.16	8.00
Institutional 2 Class*		11/08/12	-1.55	9.02	8.28	7.96
Institutional 3 Class*		06/13/13	-1.56	9.02	8.31	7.96
Class R		01/23/06	-1.83	8.41	7.63	7.47
Class V*	Excluding sales charges	03/07/11	-1.70	8.68	7.90	7.72
	Including sales charges		-7.33	2.42	6.63	7.08
Blended Benchmark			-0.53	8.78	8.26	7.68
Russell 3000 Index			1.30	16.39	12.83	10.68
Bloomberg Barclays U.S. Aggregate Bond Index			-0.45	-0.80	2.25	3.73
Returns for Class A and Class V are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
8	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2018)
Alternative Strategies Funds	6.5
Common Stocks	1.7
Equity Funds	54.9
Fixed-Income Funds	23.3
Money Market Funds	13.6
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	9

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since January 2017
Average annual total returns (%) (for the period ended July 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	-2.10	10.73	9.09	7.75
	Including sales charges		-7.73	4.35	7.81	7.12
Advisor Class*		06/13/13	-1.98	11.04	9.35	7.89
Class C	Excluding sales charges	03/04/04	-2.50	9.90	8.26	6.96
	Including sales charges		-3.42	8.90	8.26	6.96
Institutional Class*		09/27/10	-1.95	11.04	9.35	7.98
Institutional 2 Class*		06/13/13	-1.98	11.01	9.42	7.93
Institutional 3 Class*		06/13/13	-1.97	11.07	9.48	7.96
Class R*		09/27/10	-2.29	10.40	8.80	7.50
Blended Benchmark			-0.70	10.91	9.50	8.27
Russell 3000 Index			1.30	16.39	12.83	10.68
Bloomberg Barclays U.S. Aggregate Bond Index			-0.45	-0.80	2.25	3.73
Returns for Class A are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
10	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Fund at a Glance   (continued)
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Portfolio breakdown (%) (at July 31, 2018)
Alternative Strategies Funds	6.5
Common Stocks	2.8
Equity Funds	71.3
Fixed-Income Funds	11.6
Money Market Funds	7.8
Preferred Stocks	0.0 (a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	11

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2018 — July 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	989.20	1,022.07	2.71	2.76	0.55	5.13	5.21	1.04
Advisor Class	1,000.00	1,000.00	990.30	1,023.31	1.48	1.51	0.30	3.90	3.96	0.79
Class C	1,000.00	1,000.00	985.40	1,018.35	6.40	6.51	1.30	8.81	8.96	1.79
Institutional Class	1,000.00	1,000.00	990.40	1,023.31	1.48	1.51	0.30	3.90	3.96	0.79
Institutional 2 Class	1,000.00	1,000.00	990.40	1,023.41	1.38	1.40	0.28	3.80	3.86	0.77
Institutional 3 Class	1,000.00	1,000.00	990.70	1,023.65	1.14	1.15	0.23	3.55	3.61	0.72
Class R	1,000.00	1,000.00	987.90	1,020.83	3.94	4.01	0.80	6.36	6.46	1.29
12	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
February 1, 2018 — July 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	988.80	1,022.41	2.37	2.41	0.48	5.08	5.16	1.03
Advisor Class	1,000.00	1,000.00	989.90	1,023.65	1.13	1.15	0.23	3.85	3.91	0.78
Class C	1,000.00	1,000.00	985.70	1,018.70	6.06	6.16	1.23	8.76	8.91	1.78
Institutional Class	1,000.00	1,000.00	990.80	1,023.65	1.14	1.15	0.23	3.85	3.91	0.78
Institutional 2 Class	1,000.00	1,000.00	990.00	1,023.75	1.04	1.05	0.21	3.75	3.81	0.76
Institutional 3 Class	1,000.00	1,000.00	990.20	1,023.95	0.84	0.85	0.17	3.55	3.61	0.72
Class R	1,000.00	1,000.00	988.40	1,021.17	3.60	3.66	0.73	6.31	6.41	1.28
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	985.70	1,022.66	2.12	2.16	0.43	5.17	5.27	1.05
Advisor Class	1,000.00	1,000.00	986.80	1,023.90	0.89	0.90	0.18	3.94	4.01	0.80
Class C	1,000.00	1,000.00	981.80	1,018.94	5.80	5.91	1.18	8.84	9.01	1.80
Institutional Class	1,000.00	1,000.00	986.90	1,023.90	0.89	0.90	0.18	3.94	4.01	0.80
Institutional 2 Class	1,000.00	1,000.00	986.90	1,023.95	0.84	0.85	0.17	3.89	3.96	0.79
Institutional 3 Class	1,000.00	1,000.00	987.10	1,024.20	0.59	0.60	0.12	3.65	3.71	0.74
Class R	1,000.00	1,000.00	984.40	1,021.42	3.35	3.41	0.68	6.40	6.52	1.30
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	983.00	1,022.36	2.41	2.46	0.49	5.51	5.62	1.12
Advisor Class	1,000.00	1,000.00	984.30	1,023.60	1.18	1.20	0.24	4.28	4.37	0.87
Class C	1,000.00	1,000.00	979.20	1,018.65	6.09	6.21	1.24	9.18	9.36	1.87
Institutional Class	1,000.00	1,000.00	984.10	1,023.60	1.18	1.20	0.24	4.28	4.37	0.87
Institutional 2 Class	1,000.00	1,000.00	984.50	1,023.85	0.93	0.95	0.19	4.03	4.11	0.82
Institutional 3 Class	1,000.00	1,000.00	984.40	1,024.10	0.69	0.70	0.14	3.79	3.86	0.77
Class R	1,000.00	1,000.00	981.70	1,021.12	3.64	3.71	0.74	6.73	6.87	1.37
Class V	1,000.00	1,000.00	983.00	1,022.36	2.41	2.46	0.49	5.51	5.62	1.12
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	979.00	1,022.51	2.26	2.31	0.46	5.69	5.82	1.16
Advisor Class	1,000.00	1,000.00	980.20	1,023.75	1.03	1.05	0.21	4.47	4.57	0.91
Class C	1,000.00	1,000.00	975.00	1,018.79	5.93	6.06	1.21	9.35	9.56	1.91
Institutional Class	1,000.00	1,000.00	980.50	1,023.75	1.03	1.05	0.21	4.47	4.57	0.91
Institutional 2 Class	1,000.00	1,000.00	980.20	1,023.80	0.98	1.00	0.20	4.42	4.52	0.90
Institutional 3 Class	1,000.00	1,000.00	980.30	1,024.05	0.74	0.75	0.15	4.17	4.27	0.85
Class R	1,000.00	1,000.00	977.10	1,021.27	3.48	3.56	0.71	6.91	7.07	1.41
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	13

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 7.8%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class(a),(b)	47,372	531,042
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	4,046,238
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	351,734	1,959,160
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	356,365	3,356,953
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	937,423	8,971,139
Total Alternative Strategies Funds (Cost $19,887,478)		18,864,532

Common Stocks 4.1%
Issuer	Shares	Value ($)
Consumer Discretionary 0.5%
Auto Components —%
Dana, Inc.	250	5,338
Faurecia SA	288	19,580
Modine Manufacturing Co.(b)	420	7,329
Tenneco, Inc.	415	19,131
Total		51,378
Automobiles 0.2%
Fiat Chrysler Automobiles NV(b)	6,427	109,710
Peugeot SA	3,759	108,175
Subaru Corp.	3,100	90,599
Suzuki Motor Corp.	1,000	58,818
Winnebago Industries, Inc.	375	14,963
Total		382,265
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	429	23,402
American Public Education, Inc.(b)	55	2,425
Sotheby’s (b)	332	17,633
Weight Watchers International, Inc.(b)	196	17,548
Total		61,008
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure —%
Bloomin’ Brands, Inc.	375	7,253
Brinker International, Inc.	420	19,811
Cracker Barrel Old Country Store, Inc.	100	14,649
Penn National Gaming, Inc.(b)	410	13,141
Total		54,854
Household Durables 0.1%
Berkeley Group Holdings PLC	2,169	106,275
La-Z-Boy, Inc.	165	5,032
Persimmon PLC	2,959	96,397
Taylor Wimpey PLC	24,183	55,532
TRI Pointe Group, Inc.(b)	400	5,668
Zagg, Inc.(b)	950	14,155
Total		283,059
Leisure Products —%
Sturm Ruger & Co., Inc.	292	15,826
Media —%
Entravision Communications Corp., Class A	3,425	16,611
Gannett Co., Inc.	1,620	17,123
National CineMedia, Inc.	1,225	10,119
World Wrestling Entertainment, Inc., Class A	160	12,658
Total		56,511
Multiline Retail 0.1%
Next PLC	1,306	101,754
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	745	17,649
American Eagle Outfitters, Inc.	690	17,374
Asbury Automotive Group, Inc.(b)	86	6,046
Hibbett Sports, Inc.(b)	675	15,491
Restoration Hardware Holdings, Inc.(b)	150	20,379
Signet Jewelers Ltd.	362	20,902
Tailored Brands, Inc.	810	16,330
Tilly’s, Inc.	300	4,650
Total		118,821
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	203	22,904
Movado Group, Inc.	400	19,920
Total		42,824
Total Consumer Discretionary		1,168,300
Consumer Staples 0.4%
Beverages 0.1%
Boston Beer Co., Inc. (The), Class A(b)	61	16,772
Carlsberg A/S, Class B	447	53,885
Kirin Holdings Co., Ltd.	2,400	61,443
Total		132,100
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	150	4,463
Jeronimo Martins SGPS SA	3,992	59,424
Koninklijke Ahold Delhaize NV	3,996	101,655
SpartanNash Co.	495	11,860
SUPERVALU, Inc.(b)	322	10,407
United Natural Foods, Inc.(b)	155	4,991
Wesfarmers Ltd.	3,784	139,132
Total		331,932
Food Products 0.1%
John B. Sanfilippo & Son, Inc.	237	18,218
Nestlé SA, Registered Shares	1,479	120,542
Sanderson Farms, Inc.	84	8,470
WH Group Ltd.	28,500	22,946
Total		170,176
Personal Products —%
Medifast, Inc.	14	2,404
Unilever NV-CVA	396	22,801
Usana Health Sciences, Inc.(b)	151	19,970
Total		45,175
Tobacco 0.1%
Imperial Brands PLC	3,460	132,700
Swedish Match AB	738	40,354
Total		173,054
Total Consumer Staples		852,437
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.2%
Energy Equipment & Services —%
Diamond Offshore Drilling, Inc.(b)	870	16,704
Exterran Corp.(b)	205	5,683
ION Geophysical Corp.(b)	90	2,304
Matrix Service Co.(b)	280	5,586
Profire Energy, Inc.(b)	1,300	4,524
Rowan Companies PLC, Class A(b)	1,220	17,665
SEACOR Holdings, Inc.(b)	39	2,058
Total		54,524
Oil, Gas & Consumable Fuels 0.2%
Abraxas Petroleum Corp.(b)	750	1,950
Arch Coal, Inc.	22	1,861
California Resources Corp.(b)	130	4,733
CVR Energy, Inc.	460	18,074
JXTG Holdings, Inc.	10,500	76,980
OMV AG	1,701	96,191
Par Pacific Holdings, Inc.(b)	770	13,483
Peabody Energy Corp.	190	8,073
Repsol SA	4,516	89,641
REX American Resources Corp.(b)	70	5,390
Royal Dutch Shell PLC, Class B	3,398	119,150
Ship Finance International Ltd.	600	8,730
Southwestern Energy Co.(b)	800	4,112
Statoil ASA	812	21,563
W&T Offshore, Inc.(b)	2,300	15,962
Total		485,893
Total Energy		540,417
Financials 0.8%
Banks 0.3%
BancFirst Corp.	130	8,073
Bancorp, Inc. (The)(b)	1,490	14,468
Bank Leumi Le-Israel BM	16,863	105,618
BNP Paribas SA	451	29,359
Cathay General Bancorp	480	19,963
City Holding Co.	40	3,219
Customers Bancorp, Inc.(b)	574	14,620
DBS Group Holdings Ltd.	4,200	82,636

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Eagle Bancorp, Inc.(b)	176	9,513
Enterprise Financial Services Corp.	312	17,550
First Bancorp	60	2,485
First BanCorp(b)	2,300	18,906
First Financial Bancorp	115	3,490
First Merchants Corp.	375	17,700
Hancock Whitney Corp.	425	21,356
Hope Bancorp, Inc.	1,060	17,787
International Bancshares Corp.	340	15,113
Intesa Sanpaolo SpA	23,598	72,683
KBC Group NV	707	54,366
Metropolitan Bank Holding Corp.(b)	45	2,211
OFG Bancorp	1,150	19,147
Preferred Bank	273	16,992
S&T Bancorp, Inc.	425	19,023
Simmons First National Corp., Class A	175	5,215
Societe Generale SA	2,427	108,157
Sumitomo Mitsui Financial Group, Inc.	3,200	127,001
TriState Capital Holdings, Inc.(b)	85	2,499
UMB Financial Corp.	110	7,908
Total		837,058
Capital Markets 0.1%
3i Group PLC	1,949	24,241
Artisan Partners Asset Management, Inc., Class A	185	6,373
Cohen & Steers, Inc.	315	13,195
Houlihan Lokey, Inc.	165	8,112
Schroders PLC	1,421	58,062
Waddell & Reed Financial, Inc., Class A	835	17,293
Total		127,276
Consumer Finance —%
Curo Group Holdings Corp.(b)	80	2,082
Encore Capital Group, Inc.(b)	260	9,386
Enova International, Inc.(b)	485	15,035
Green Dot Corp., Class A(b)	296	23,479
Nelnet, Inc., Class A	286	16,811
Total		66,793
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services 0.1%
AMP Ltd.	2,686	6,793
ORIX Corp.	7,000	113,382
Total		120,175
Insurance 0.3%
Aegon NV	17,228	113,661
Ageas	308	16,514
Allianz SE, Registered Shares	645	142,655
American Equity Investment Life Holding Co.	630	22,510
Assicurazioni Generali SpA	5,635	100,157
AXA SA	4,815	121,617
CNO Financial Group, Inc.	970	19,740
CNP Assurances	1,028	24,042
Legal & General Group PLC	6,555	22,602
Swiss Life Holding AG, Registered Shares	43	15,447
Universal Insurance Holdings, Inc.	423	18,781
Total		617,726
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	140	2,734
Arbor Realty Trust, Inc.	200	2,274
Invesco Mortgage Capital, Inc.	760	12,609
Ladder Capital Corp., Class A	1,100	17,589
Total		35,206
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	570	21,888
Federal Agricultural Mortgage Corp.	199	18,764
Merchants Bancorp	175	4,289
MGIC Investment Corp.(b)	1,949	24,324
Radian Group, Inc.	1,250	23,937
Walker & Dunlop, Inc.	68	4,030
Total		97,232
Total Financials		1,901,466
Health Care 0.5%
Biotechnology 0.1%
Adaptimmune Therapeutics PLC, ADR(b)	425	4,157
Alder Biopharmaceuticals, Inc.(b)	883	16,733
Atara Biotherapeutics, Inc.(b)	330	12,392
bluebird bio, Inc.(b)	100	15,490

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Blueprint Medicines Corp.(b)	105	6,252
Clovis Oncology, Inc.(b)	95	4,193
Dynavax Technologies Corp.(b)	380	5,130
Enanta Pharmaceuticals, Inc.(b)	37	3,608
Global Blood Therapeutics, Inc.(b)	160	6,688
Immunomedics, Inc.(b)	880	21,058
Insmed, Inc.(b)	333	8,282
Keryx Biopharmaceuticals, Inc.(b)	975	4,134
Loxo Oncology, Inc.(b)	95	15,921
Nightstar Therapeutics PLC, ADR(b)	360	6,368
OncoMed Pharmaceuticals, Inc.(b)	1,025	2,142
Ovid Therapeutics, Inc.(b)	700	6,986
Puma Biotechnology, Inc.(b)	253	12,182
Sage Therapeutics, Inc.(b)	100	14,432
Sarepta Therapeutics(b)	95	11,043
Shire PLC	573	32,723
Spark Therapeutics, Inc.(b)	131	10,050
TESARO, Inc.(b)	170	5,921
uniQure NV(b)	340	10,503
Total		236,388
Health Care Equipment & Supplies —%
Angiodynamics, Inc.(b)	390	8,245
Haemonetics Corp.(b)	260	25,386
Integer Holdings Corp.(b)	306	21,864
Lantheus Holdings, Inc.(b)	121	1,748
LeMaitre Vascular, Inc.	425	15,300
SurModics, Inc.(b)	241	14,171
Total		86,714
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,900	69,429
Magellan Health, Inc.(b)	208	15,132
Providence Service Corp. (The)(b)	237	16,609
RadNet, Inc.(b)	550	7,370
Tenet Healthcare Corp.(b)	550	20,696
Tivity Health, Inc.(b)	505	17,019
Triple-S Management Corp., Class B(b)	492	17,471
Total		163,726
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services —%
Luminex Corp.	270	9,142
Medpace Holdings, Inc.(b)	410	25,162
NeoGenomics, Inc.(b)	230	3,220
Total		37,524
Pharmaceuticals 0.3%
Aerie Pharmaceuticals, Inc.(b)	235	15,874
ANI Pharmaceuticals, Inc.(b)	163	10,913
Astellas Pharma, Inc.	7,900	128,856
Bayer AG, Registered Shares	698	77,752
GlaxoSmithKline PLC	2,779	57,690
Lannett Co., Inc.(b)	1,315	16,766
Novartis AG, Registered Shares	1,029	86,506
Novo Nordisk A/S, Class B	189	9,436
Odonate Therapeutics, Inc.(b)	300	5,931
Phibro Animal Health Corp., Class A	265	12,693
Roche Holding AG, Genusschein Shares	800	196,374
Sanofi	872	75,833
Supernus Pharmaceuticals, Inc.(b)	190	10,061
Total		704,685
Total Health Care		1,229,037
Industrials 0.6%
Air Freight & Logistics 0.1%
Forward Air Corp.	130	8,307
Royal Mail PLC	17,085	105,150
Total		113,457
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	3,887	109,086
International Consolidated Airlines Group SA	9,224	85,706
Japan Airlines Co., Ltd.	200	7,383
Total		202,175
Building Products —%
Continental Building Product(b)	625	19,937
NCI Building Systems, Inc.(b)	1,065	16,987
Total		36,924

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	17

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies —%
ACCO Brands Corp.	1,230	15,743
Brady Corp., Class A	155	5,929
Deluxe Corp.	146	8,604
Quad/Graphics, Inc.	795	16,345
SP Plus Corp.(b)	370	14,430
Total		61,051
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA	2,726	119,601
CIMIC Group Ltd.	3,306	118,896
Comfort Systems U.S.A., Inc.	150	8,333
EMCOR Group, Inc.	275	21,161
Kajima Corp.	4,000	31,209
KBR, Inc.	640	12,787
Primoris Services Corp.	575	15,531
Taisei Corp.	2,200	122,351
Total		449,869
Electrical Equipment —%
Atkore International Group, Inc.(b)	790	18,691
Generac Holdings, Inc.(b)	405	21,769
Total		40,460
Machinery 0.1%
Federal Signal Corp.	290	6,888
Global Brass & Copper Holdings, Inc.	360	11,862
Gorman-Rupp Co.	130	4,919
Harsco Corp.(b)	735	18,632
Hillenbrand, Inc.	425	21,335
Hyster-Yale Materials Handling, Inc.	27	1,776
Kadant, Inc.	147	14,200
Meritor, Inc.(b)	110	2,266
Milacron Holdings Corp.(b)	610	12,718
RBC Bearings, Inc.(b)	78	11,340
Rexnord Corp.(b)	680	20,563
SPX FLOW, Inc.(b)	270	12,830
Watts Water Technologies, Inc., Class A	32	2,738
Total		142,067
Marine —%
Genco Shipping & Trading Ltd.(b)	220	3,267
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services —%
ICF International, Inc.	125	9,206
Kforce, Inc.	490	18,522
Korn/Ferry International	125	8,248
Total		35,976
Road & Rail —%
ArcBest Corp.	417	19,411
Avis Budget Group, Inc.(b)	450	15,683
Saia, Inc.(b)	129	9,720
USA Truck, Inc.(b)	100	2,182
Total		46,996
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	291	21,723
ITOCHU Corp.	7,000	124,295
Kaman Corp.	274	18,144
Marubeni Corp.	5,000	38,174
Mitsui & Co., Ltd.	2,400	40,224
Toyota Tsusho Corp.	3,200	109,386
Total		351,946
Total Industrials		1,484,188
Information Technology 0.4%
Communications Equipment —%
CalAmp Corp.(b)	780	17,753
Comtech Telecommunications Corp.	570	19,152
InterDigital, Inc.	237	19,540
NETGEAR, Inc.(b)	81	5,334
Netscout Systems, Inc.(b)	700	18,760
Total		80,539
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	220	4,572
Benchmark Electronics, Inc.	540	13,068
Hitachi Ltd.	18,000	125,834
KEMET Corp.(b)	755	19,622
Methode Electronics, Inc.	40	1,570
Tech Data Corp.(b)	171	14,263
TTM Technologies, Inc.(b)	380	6,597

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Venture Corp., Ltd.	8,500	104,521
Vishay Intertechnology, Inc.	900	22,500
Total		312,547
Internet Software & Services 0.1%
Endurance International Group Holdings Inc(b)	640	5,248
Etsy, Inc.(b)	470	19,204
j2 Global, Inc.	248	21,040
Stamps.com, Inc.(b)	91	23,751
XO Group, Inc.(b)	160	4,509
Yelp, Inc.(b)	530	19,546
Total		93,298
IT Services —%
CACI International, Inc., Class A(b)	50	8,760
Cass Information Systems, Inc.	36	2,425
CSG Systems International, Inc.	50	2,033
MAXIMUS, Inc.	342	22,165
Syntel, Inc.(b)	515	20,904
TTEC Holdings, Inc.	205	6,591
Total		62,878
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	1,699	14,747
Cirrus Logic, Inc.(b)	160	6,922
Diodes, Inc.(b)	549	20,401
Formfactor, Inc.(b)	210	2,719
Synaptics, Inc.(b)	410	20,545
Tokyo Electron Ltd.	400	70,120
Xcerra Corp.(b)	178	2,535
Total		137,989
Software —%
Imperva, Inc.(b)	389	17,991
MicroStrategy, Inc., Class A(b)	132	17,180
OneSpan, Inc.(b)	355	5,787
Paylocity Holding Corp.(b)	225	13,050
Progress Software Corp.	480	17,659
Total		71,667
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.1%
Brother Industries Ltd.	2,700	55,078
Canon, Inc.	2,800	90,844
FUJIFILM Holdings Corp.	800	33,020
Immersion Corp.(b)	180	2,527
Total		181,469
Total Information Technology		940,387
Materials 0.3%
Chemicals 0.1%
Covestro AG	1,217	116,837
Kronos Worldwide, Inc.	515	11,711
Trinseo SA	270	20,169
Total		148,717
Metals & Mining 0.1%
Anglo American PLC	1,973	44,874
Fortescue Metals Group Ltd.	30,247	98,380
Materion Corp.	338	21,192
Rio Tinto PLC	2,671	147,122
Schnitzer Steel Industries, Inc., Class A	500	16,475
South32 Ltd.	11,798	31,399
Warrior Met Coal, Inc.	635	16,427
Total		375,869
Paper & Forest Products 0.1%
Boise Cascade Co.	450	19,462
Louisiana-Pacific Corp.	785	21,132
UPM-Kymmene OYJ	3,785	134,373
Verso Corp., Class A(b)	850	17,740
Total		192,707
Total Materials		717,293
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Armada Hoffler Properties, Inc.	280	4,228
Chatham Lodging Trust	150	3,231
Chesapeake Lodging Trust	435	13,929
CorEnergy Infrastructure Trust, Inc.	437	16,619
Cousins Properties, Inc.	525	4,893
DiamondRock Hospitality Co.	1,190	14,185
EastGroup Properties, Inc.	129	12,296

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
InfraREIT, Inc.	165	3,457
Investors Real Estate Trust	1,200	6,576
National Health Investors, Inc.	282	21,105
Pebblebrook Hotel Trust	525	20,239
PS Business Parks, Inc.	157	20,060
Ryman Hospitality Properties, Inc.	47	3,995
Sunstone Hotel Investors, Inc.	1,270	20,663
Tier REIT, Inc.	450	10,697
Washington Prime Group, Inc.	475	3,814
Xenia Hotels & Resorts, Inc.	870	21,219
Total		201,206
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA(b)	55	1,832
CK Asset Holdings Ltd.	5,555	42,543
HFF, Inc., Class A	355	15,978
Kerry Properties Ltd.	23,000	116,674
Marcus & Millichap, Inc.(b)	100	4,021
Sun Hung Kai Properties Ltd.	5,873	92,105
Total		273,153
Total Real Estate		474,359
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	25	1,597
Nippon Telegraph & Telephone Corp.	2,500	115,634
Telenor ASA	5,061	98,966
Total		216,197
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	700	16,177
NTT DoCoMo, Inc.	400	10,298
Total		26,475
Total Telecommunication Services		242,672
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.1%
Electric Utilities —%
El Paso Electric Co.	294	18,316
Enel SpA	3,917	21,848
IDACORP, Inc.	146	13,759
PNM Resources, Inc.	50	1,968
Portland General Electric Co.	414	18,779
Total		74,670
Gas Utilities —%
Chesapeake Utilities Corp.	192	16,099
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	368	19,964
Multi-Utilities 0.1%
Centrica PLC	41,048	80,143
Engie SA	7,473	120,723
Total		200,866
Water Utilities —%
SJW Corp.	226	14,618
Total Utilities		326,217
Total Common Stocks (Cost $9,041,894)		9,876,773

Equity Funds 18.2%
	Shares	Value ($)
International 3.5%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	168,513	1,211,605
Columbia Emerging Markets Fund, Institutional 3 Class(a)	226,467	2,946,336
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	317,374	3,132,482
Columbia Overseas Value Fund, Institutional 3 Class(a)	129,169	1,287,819
Total		8,578,242
U.S. Large Cap 14.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	139,547	3,798,467
Columbia Disciplined Core Fund, Institutional 3 Class(a)	790,317	10,155,568
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	675,137	6,960,667
Columbia Disciplined Value Fund, Institutional 3 Class(a)	661,354	7,228,600

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	489,529	7,098,165
Total		35,241,467
U.S. Small Cap 0.1%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	6,380	171,567
Total Equity Funds (Cost $36,880,778)		43,991,276

Fixed-Income Funds 57.9%

Emerging Markets 1.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	308,970	3,438,835
High Yield 2.1%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	518,045	4,983,593
Inflation Protected Securities 1.9%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	491,940	4,678,344
Investment Grade 52.5%
Columbia Corporate Income Fund, Institutional 3 Class(a)	3,442,616	34,047,476
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,179,228	11,403,134
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	344,051	3,412,981
Columbia Quality Income Fund, Institutional 3 Class(a)	6,646,963	35,095,963
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Total Return Bond Fund, Institutional 3 Class(a)	1,676,956	14,857,832
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	2,615,728	28,276,024
Total		127,093,410
Total Fixed-Income Funds (Cost $145,039,800)		140,194,182

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	7,602	104,184
Total Consumer Discretionary		104,184
Total Preferred Stocks (Cost $114,591)		104,184

Money Market Funds 11.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(a),(c)	28,690,367	28,687,498
Total Money Market Funds (Cost $28,690,086)		28,687,498
Total Investments in Securities (Cost: $239,654,627)		241,718,445
Other Assets & Liabilities, Net		331,841
Net Assets		242,050,286

At July 31, 2018, securities and/or cash totaling $461,265 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
245,000 ILS	67,648 USD	JPMorgan	09/12/2018	742	—
2,275,000 JPY	20,229 USD	JPMorgan	09/12/2018	—	(175)
386,000 NOK	47,373 USD	JPMorgan	09/12/2018	—	(32)
55,000 SGD	40,340 USD	JPMorgan	09/12/2018	—	(92)
60,819 USD	537,000 SEK	JPMorgan	09/12/2018	451	—
Total				1,193	(299)

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	21	09/2018	GBP	1,617,630	24,606	—
U.S. Long Bond	33	09/2018	USD	4,814,911	27,710	—
U.S. Ultra Bond	4	09/2018	USD	633,521	9,613	—
Total					61,929	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(57)	09/2018	USD	(3,124,455)	109,308	—
Russell 2000 E-mini	(5)	09/2018	USD	(418,100)	478	—
S&P 500 E-mini	(5)	09/2018	USD	(704,275)	—	(10,312)
Total					109,786	(10,312)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	52,691	3,789	(9,108)	47,372	—	(1,470)	52,364	—	531,042
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(365,709)	—	4,046,238
Columbia Commodity Strategy Fund, Institutional 3 Class
	400,513	19,353	(68,132)	351,734	—	(985)	(110,064)	—	1,959,160
Columbia Contrarian Core Fund, Institutional 3 Class
	145,442	3,251	(9,146)	139,547	—	65,039	(141,704)	—	3,798,467
Columbia Contrarian Europe Fund, Institutional 3 Class
	177,322	14,094	(22,903)	168,513	—	13,279	(91,783)	—	1,211,605
Columbia Corporate Income Fund, Institutional 3 Class
	3,565,014	97,382	(219,780)	3,442,616	—	(71,065)	(1,074,595)	557,764	34,047,476
Columbia Disciplined Core Fund, Institutional 3 Class
	848,827	12,787	(71,297)	790,317	—	350,371	(229,488)	—	10,155,568
Columbia Disciplined Growth Fund, Institutional 3 Class
	749,257	14,156	(88,276)	675,137	—	115,051	52,518	—	6,960,667
Columbia Disciplined Small Core Fund, Institutional 3 Class
	18,600	—	(18,600)	—	—	(25,911)	23,679	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	685,269	19,896	(43,811)	661,354	—	74,037	(294,369)	—	7,228,600
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	404,687	21,940	(70,262)	356,365	—	(35,708)	(88,331)	—	3,356,953
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	317,745	11,037	(19,812)	308,970	—	(23,893)	(232,204)	90,004	3,438,835
Columbia Emerging Markets Fund, Institutional 3 Class
	235,570	6,265	(15,368)	226,467	—	65,345	(493,792)	—	2,946,336
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Income Opportunities Fund, Institutional 3 Class
	532,001	18,749	(32,705)	518,045	—	(9,015)	(150,854)	123,737	4,983,593
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	518,143	8,796	(34,999)	491,940	—	(36,291)	45,740	—	4,678,344
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,226,761	27,615	(75,148)	1,179,228	—	(16,686)	(106,392)	124,501	11,403,134
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	386,780	10,476	(53,205)	344,051	—	(9,046)	65,101	64,399	3,412,981
Columbia Multi-Asset Income Fund, Institutional 3 Class
	904,167	33,256	—	937,423	—	—	(334,429)	318,150	8,971,139
Columbia Overseas Core Fund, Institutional 3 Class
	—	317,374	—	317,374	—	—	(82,517)	—	3,132,482
Columbia Overseas Value Fund, Institutional 3 Class
	462,157	30,746	(363,734)	129,169	16,903	683,467	(967,059)	3,667	1,287,819
Columbia Quality Income Fund, Institutional 3 Class
	6,961,590	181,364	(495,991)	6,646,963	—	(98,205)	(318,523)	522,232	35,095,963
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	503,728	30,879	(45,078)	489,529	302,076	124,997	(417,254)	12,477	7,098,165
Columbia Short-Term Cash Fund, 2.035%
	28,353,621	4,911,916	(4,575,170)	28,690,367	—	(167)	(2,662)	255,530	28,687,498
Columbia Small Cap Index Fund, Institutional 3 Class
	—	6,380	—	6,380	2,679	—	7,922	74	171,567
Columbia Total Return Bond Fund, Institutional 3 Class
	1,742,878	42,722	(108,644)	1,676,956	—	(34,039)	(141,993)	186,678	14,857,832
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	2,707,372	76,588	(168,232)	2,615,728	—	(164,451)	(188,168)	273,434	28,276,024
Total					321,658	964,654	(5,584,566)	2,532,647	231,737,488

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	18,864,532	—	—	—	18,864,532
Common Stocks
Consumer Discretionary	421,460	746,840	—	—	1,168,300
Consumer Staples	97,555	754,882	—	—	852,437
Energy	136,892	403,525	—	—	540,417
Financials	562,473	1,338,993	—	—	1,901,466
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Health Care	494,438	734,599	—	—	1,229,037
Industrials	472,727	1,011,461	—	—	1,484,188
Information Technology	460,970	479,417	—	—	940,387
Materials	144,308	572,985	—	—	717,293
Real Estate	223,037	251,322	—	—	474,359
Telecommunication Services	17,774	224,898	—	—	242,672
Utilities	103,503	222,714	—	—	326,217
Total Common Stocks	3,135,137	6,741,636	—	—	9,876,773
Equity Funds	43,991,276	—	—	—	43,991,276
Fixed-Income Funds	140,194,182	—	—	—	140,194,182
Preferred Stocks
Consumer Discretionary	—	104,184	—	—	104,184
Money Market Funds	—	—	—	28,687,498	28,687,498
Total Investments in Securities	206,185,127	6,845,820	—	28,687,498	241,718,445
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,193	—	—	1,193
Futures Contracts	171,715	—	—	—	171,715
Liability
Forward Foreign Currency Exchange Contracts	—	(299)	—	—	(299)
Futures Contracts	(10,312)	—	—	—	(10,312)
Total	206,346,530	6,846,714	—	28,687,498	241,880,742
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	25

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 7.1%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class(a),(b)	162,498	1,821,603
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	4,046,239
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	1,091,297	6,078,525
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	850,387	8,010,648
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	2,076,805	19,875,025
Total Alternative Strategies Funds (Cost $41,507,643)		39,832,040

Common Stocks 2.8%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Dana, Inc.	420	8,967
Faurecia SA	441	29,982
Modine Manufacturing Co.(b)	700	12,215
Tenneco, Inc.	695	32,039
Total		83,203
Automobiles 0.1%
Fiat Chrysler Automobiles NV(b)	9,836	167,902
Peugeot SA	5,753	165,558
Subaru Corp.	4,700	137,359
Suzuki Motor Corp.	1,500	88,227
Winnebago Industries, Inc.	625	24,938
Total		583,984
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	715	39,003
American Public Education, Inc.(b)	95	4,190
Sotheby’s (b)	555	29,476
Weight Watchers International, Inc.(b)	325	29,097
Total		101,766
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure —%
Bloomin’ Brands, Inc.	580	11,217
Brinker International, Inc.	695	32,783
Cracker Barrel Old Country Store, Inc.	165	24,172
Penn National Gaming, Inc.(b)	680	21,794
Total		89,966
Household Durables 0.1%
Berkeley Group Holdings PLC	3,320	162,672
La-Z-Boy, Inc.	275	8,387
Persimmon PLC	4,527	147,478
Taylor Wimpey PLC	37,011	84,989
TRI Pointe Group, Inc.(b)	670	9,494
Zagg, Inc.(b)	1,590	23,691
Total		436,711
Leisure Products —%
Sturm Ruger & Co., Inc.	485	26,287
Media —%
Entravision Communications Corp., Class A	5,700	27,645
Gannett Co., Inc.	2,685	28,381
National CineMedia, Inc.	2,050	16,933
World Wrestling Entertainment, Inc., Class A	265	20,964
Total		93,923
Multiline Retail —%
Next PLC	1,999	155,748
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	1,240	29,376
American Eagle Outfitters, Inc.	1,150	28,957
Asbury Automotive Group, Inc.(b)	145	10,193
Hibbett Sports, Inc.(b)	1,130	25,933
Restoration Hardware Holdings, Inc.(b)	250	33,965
Signet Jewelers Ltd.	605	34,933
Tailored Brands, Inc.	1,350	27,216
Tilly’s, Inc.	500	7,750
Total		198,323
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	338	38,137
Movado Group, Inc.	665	33,117
Total		71,254
Total Consumer Discretionary		1,841,165
Consumer Staples 0.2%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	101	27,770
Carlsberg A/S, Class B	684	82,455
Kirin Holdings Co., Ltd.	3,700	94,725
Total		204,950
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	250	7,437
Jeronimo Martins SGPS SA	6,106	90,893
Koninklijke Ahold Delhaize NV	6,116	155,586
SpartanNash Co.	830	19,887
SUPERVALU, Inc.(b)	540	17,453
United Natural Foods, Inc.(b)	255	8,211
Wesfarmers Ltd.	5,785	212,705
Total		512,172
Food Products —%
John B. Sanfilippo & Son, Inc.	395	30,364
Nestlé SA, Registered Shares	2,264	184,522
Sanderson Farms, Inc.	140	14,116
WH Group Ltd.	43,500	35,023
Total		264,025
Personal Products —%
Medifast, Inc.	24	4,120
Unilever NV-CVA	606	34,893
Usana Health Sciences, Inc.(b)	251	33,195
Total		72,208
Tobacco 0.1%
Imperial Brands PLC	5,292	202,962
Swedish Match AB	1,129	61,734
Total		264,696
Total Consumer Staples		1,318,051
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.2%
Energy Equipment & Services —%
Diamond Offshore Drilling, Inc.(b)	1,450	27,840
Exterran Corp.(b)	340	9,425
ION Geophysical Corp.(b)	150	3,840
Matrix Service Co.(b)	460	9,177
Profire Energy, Inc.(b)	2,200	7,656
Rowan Companies PLC, Class A(b)	2,030	29,394
SEACOR Holdings, Inc.(b)	65	3,430
Total		90,762
Oil, Gas & Consumable Fuels 0.2%
Abraxas Petroleum Corp.(b)	1,200	3,120
Arch Coal, Inc.	37	3,130
California Resources Corp.(b)	215	7,828
CVR Energy, Inc.	765	30,057
JXTG Holdings, Inc.	16,100	118,036
OMV AG	2,600	147,029
Par Pacific Holdings, Inc.(b)	1,290	22,588
Peabody Energy Corp.	320	13,597
Repsol SA	6,911	137,181
REX American Resources Corp.(b)	115	8,855
Royal Dutch Shell PLC, Class B	5,198	182,267
Ship Finance International Ltd.	990	14,404
Southwestern Energy Co.(b)	1,350	6,939
Statoil ASA	1,243	33,008
W&T Offshore, Inc.(b)	3,850	26,719
Total		754,758
Total Energy		845,520
Financials 0.5%
Banks 0.2%
BancFirst Corp.	215	13,352
Bancorp, Inc. (The)(b)	2,475	24,032
Bank Leumi Le-Israel BM	25,793	161,549
BNP Paribas SA	689	44,852
Cathay General Bancorp	775	32,232
City Holding Co.	65	5,231
Customers Bancorp, Inc.(b)	951	24,222
DBS Group Holdings Ltd.	6,400	125,922

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Eagle Bancorp, Inc.(b)	295	15,945
Enterprise Financial Services Corp.	520	29,250
First Bancorp	95	3,935
First BanCorp(b)	3,825	31,441
First Financial Bancorp	190	5,767
First Merchants Corp.	600	28,320
Hancock Whitney Corp.	700	35,175
Hope Bancorp, Inc.	1,760	29,533
International Bancshares Corp.	585	26,003
Intesa Sanpaolo SpA	36,095	111,175
KBC Group NV	1,081	83,125
Metropolitan Bank Holding Corp.(b)	75	3,686
OFG Bancorp	1,910	31,801
Preferred Bank	455	28,319
S&T Bancorp, Inc.	700	31,332
Simmons First National Corp., Class A	300	8,940
Societe Generale SA	3,710	165,332
Sumitomo Mitsui Financial Group, Inc.	4,900	194,470
TriState Capital Holdings, Inc.(b)	140	4,116
UMB Financial Corp.	185	13,300
Total		1,312,357
Capital Markets 0.1%
3i Group PLC	2,982	37,089
Artisan Partners Asset Management, Inc., Class A	310	10,679
Cohen & Steers, Inc.	525	21,992
Houlihan Lokey, Inc.	275	13,519
Schroders PLC	2,176	88,911
Waddell & Reed Financial, Inc., Class A	1,390	28,787
Total		200,977
Consumer Finance —%
Curo Group Holdings Corp.(b)	130	3,384
Encore Capital Group, Inc.(b)	430	15,523
Enova International, Inc.(b)	800	24,800
Green Dot Corp., Class A(b)	495	39,264
Nelnet, Inc., Class A	485	28,508
Total		111,479
Common Stocks (continued)
Issuer	Shares	Value ($)
Diversified Financial Services —%
AMP Ltd.	4,111	10,397
ORIX Corp.	10,700	173,313
Total		183,710
Insurance 0.2%
Aegon NV	26,355	173,876
Ageas	471	25,253
Allianz SE, Registered Shares	986	218,075
American Equity Investment Life Holding Co.	1,045	37,338
Assicurazioni Generali SpA	8,627	153,337
AXA SA	7,367	186,075
CNO Financial Group, Inc.	1,620	32,967
CNP Assurances	1,572	36,764
Legal & General Group PLC	10,019	34,546
Swiss Life Holding AG, Registered Shares	66	23,710
Universal Insurance Holdings, Inc.	706	31,347
Total		953,288
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	240	4,687
Arbor Realty Trust, Inc.	325	3,695
Invesco Mortgage Capital, Inc.	1,270	21,069
Ladder Capital Corp., Class A	1,840	29,422
Total		58,873
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	950	36,480
Federal Agricultural Mortgage Corp.	331	31,210
Merchants Bancorp	290	7,108
MGIC Investment Corp.(b)	3,255	40,622
Radian Group, Inc.	2,080	39,832
Walker & Dunlop, Inc.	115	6,815
Total		162,067
Total Financials		2,982,751
Health Care 0.4%
Biotechnology 0.1%
Adaptimmune Therapeutics PLC, ADR(b)	725	7,091
Alder Biopharmaceuticals, Inc.(b)	1,444	27,364
Atara Biotherapeutics, Inc.(b)	550	20,652
bluebird bio, Inc.(b)	168	26,023

The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Blueprint Medicines Corp.(b)	175	10,420
Clovis Oncology, Inc.(b)	155	6,842
Dynavax Technologies Corp.(b)	640	8,640
Enanta Pharmaceuticals, Inc.(b)	60	5,851
Global Blood Therapeutics, Inc.(b)	270	11,286
Immunomedics, Inc.(b)	1,450	34,698
Insmed, Inc.(b)	558	13,877
Keryx Biopharmaceuticals, Inc.(b)	1,630	6,911
Loxo Oncology, Inc.(b)	160	26,814
Nightstar Therapeutics PLC, ADR(b)	608	10,756
OncoMed Pharmaceuticals, Inc.(b)	1,700	3,553
Ovid Therapeutics, Inc.(b)	1,154	11,517
Puma Biotechnology, Inc.(b)	420	20,223
Sage Therapeutics, Inc.(b)	165	23,813
Sarepta Therapeutics(b)	160	18,598
Shire PLC	876	50,028
Spark Therapeutics, Inc.(b)	219	16,802
TESARO, Inc.(b)	285	9,927
uniQure NV(b)	560	17,298
Total		388,984
Health Care Equipment & Supplies —%
Angiodynamics, Inc.(b)	650	13,741
Haemonetics Corp.(b)	433	42,278
Integer Holdings Corp.(b)	510	36,440
Lantheus Holdings, Inc.(b)	207	2,991
LeMaitre Vascular, Inc.	705	25,380
SurModics, Inc.(b)	400	23,520
Total		144,350
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	4,400	105,341
Magellan Health, Inc.(b)	347	25,244
Providence Service Corp. (The)(b)	395	27,682
RadNet, Inc.(b)	925	12,395
Tenet Healthcare Corp.(b)	915	34,431
Tivity Health, Inc.(b)	840	28,308
Triple-S Management Corp., Class B(b)	820	29,118
Total		262,519
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services —%
Luminex Corp.	450	15,237
Medpace Holdings, Inc.(b)	685	42,038
NeoGenomics, Inc.(b)	400	5,600
Total		62,875
Pharmaceuticals 0.2%
Aerie Pharmaceuticals, Inc.(b)	390	26,344
ANI Pharmaceuticals, Inc.(b)	270	18,076
Astellas Pharma, Inc.	12,100	197,362
Bayer AG, Registered Shares	1,068	118,967
GlaxoSmithKline PLC	4,251	88,248
Lannett Co., Inc.(b)	2,200	28,050
Novartis AG, Registered Shares	1,573	132,239
Novo Nordisk A/S, Class B	289	14,428
Odonate Therapeutics, Inc.(b)	475	9,391
Phibro Animal Health Corp., Class A	440	21,076
Roche Holding AG, Genusschein Shares	1,224	300,453
Sanofi	1,334	116,011
Supernus Pharmaceuticals, Inc.(b)	325	17,209
Total		1,087,854
Total Health Care		1,946,582
Industrials 0.4%
Air Freight & Logistics —%
Forward Air Corp.	250	15,975
Royal Mail PLC	26,148	160,929
Total		176,904
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	5,946	166,871
International Consolidated Airlines Group SA	14,109	131,096
Japan Airlines Co., Ltd.	300	11,074
Total		309,041
Building Products —%
Continental Building Product(b)	1,045	33,335
NCI Building Systems, Inc.(b)	1,780	28,391
Total		61,726

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies —%
ACCO Brands Corp.	2,040	26,112
Brady Corp., Class A	260	9,945
Deluxe Corp.	245	14,438
Quad/Graphics, Inc.	1,330	27,345
SP Plus Corp.(b)	620	24,180
Total		102,020
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	4,174	183,130
CIMIC Group Ltd.	5,057	181,869
Comfort Systems U.S.A., Inc.	250	13,887
EMCOR Group, Inc.	475	36,551
Kajima Corp.	6,000	46,814
KBR, Inc.	1,070	21,379
Primoris Services Corp.	960	25,930
Taisei Corp.	3,400	189,088
Total		698,648
Electrical Equipment —%
Atkore International Group, Inc.(b)	1,320	31,231
Generac Holdings, Inc.(b)	705	37,894
Total		69,125
Machinery 0.1%
Federal Signal Corp.	480	11,400
Global Brass & Copper Holdings, Inc.	600	19,770
Gorman-Rupp Co.	215	8,136
Harsco Corp.(b)	1,220	30,927
Hillenbrand, Inc.	700	35,140
Hyster-Yale Materials Handling, Inc.	45	2,959
Kadant, Inc.	244	23,570
Meritor, Inc.(b)	190	3,914
Milacron Holdings Corp.(b)	1,010	21,059
RBC Bearings, Inc.(b)	129	18,754
Rexnord Corp.(b)	1,130	34,171
SPX FLOW, Inc.(b)	450	21,384
Watts Water Technologies, Inc., Class A	55	4,705
Total		235,889
Marine —%
Genco Shipping & Trading Ltd.(b)	350	5,198
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services —%
ICF International, Inc.	205	15,098
Kforce, Inc.	815	30,807
Korn/Ferry International	250	16,495
Total		62,400
Road & Rail —%
ArcBest Corp.	695	32,353
Avis Budget Group, Inc.(b)	745	25,963
Saia, Inc.(b)	215	16,200
USA Truck, Inc.(b)	160	3,491
Total		78,007
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	485	36,205
ITOCHU Corp.	10,700	189,994
Kaman Corp.	455	30,130
Marubeni Corp.	7,700	58,787
Mitsui & Co., Ltd.	3,700	62,012
Toyota Tsusho Corp.	4,900	167,497
Total		544,625
Total Industrials		2,343,583
Information Technology 0.3%
Communications Equipment —%
CalAmp Corp.(b)	1,300	29,588
Comtech Telecommunications Corp.	950	31,920
InterDigital, Inc.	395	32,567
NETGEAR, Inc.(b)	135	8,890
Netscout Systems, Inc.(b)	1,200	32,160
Total		135,125
Electronic Equipment, Instruments & Components 0.1%
AVX Corp.	360	7,481
Benchmark Electronics, Inc.	910	22,022
Hitachi Ltd.	28,000	195,741
KEMET Corp.(b)	1,250	32,488
Methode Electronics, Inc.	65	2,551
Tech Data Corp.(b)	284	23,688
TTM Technologies, Inc.(b)	630	10,937

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Venture Corp., Ltd.	13,000	159,856
Vishay Intertechnology, Inc.	1,500	37,500
Total		492,264
Internet Software & Services —%
Endurance International Group Holdings Inc(b)	1,075	8,815
Etsy, Inc.(b)	780	31,871
j2 Global, Inc.	404	34,275
Stamps.com, Inc.(b)	151	39,411
XO Group, Inc.(b)	270	7,609
Yelp, Inc.(b)	885	32,639
Total		154,620
IT Services —%
CACI International, Inc., Class A(b)	80	14,016
Cass Information Systems, Inc.	60	4,041
CSG Systems International, Inc.	85	3,457
MAXIMUS, Inc.	570	36,942
Syntel, Inc.(b)	860	34,907
TTEC Holdings, Inc.	340	10,931
Total		104,294
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	2,830	24,564
Cirrus Logic, Inc.(b)	270	11,680
Diodes, Inc.(b)	909	33,778
Formfactor, Inc.(b)	350	4,533
Synaptics, Inc.(b)	680	34,075
Tokyo Electron Ltd.	600	105,180
Xcerra Corp.(b)	308	4,386
Total		218,196
Software —%
Imperva, Inc.(b)	650	30,062
MicroStrategy, Inc., Class A(b)	220	28,633
OneSpan, Inc.(b)	595	9,699
Paylocity Holding Corp.(b)	400	23,200
Progress Software Corp.	800	29,432
Total		121,026
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.1%
Brother Industries Ltd.	4,100	83,636
Canon, Inc.	4,300	139,511
FUJIFILM Holdings Corp.	1,200	49,530
Immersion Corp.(b)	300	4,212
Total		276,889
Total Information Technology		1,502,414
Materials 0.2%
Chemicals —%
Covestro AG	1,863	178,855
Kronos Worldwide, Inc.	860	19,556
Trinseo SA	460	34,362
Total		232,773
Metals & Mining 0.1%
Anglo American PLC	3,019	68,664
Fortescue Metals Group Ltd.	46,281	150,531
Materion Corp.	560	35,112
Rio Tinto PLC	4,083	224,896
Schnitzer Steel Industries, Inc., Class A	830	27,348
South32 Ltd.	18,063	48,073
Warrior Met Coal, Inc.	1,060	27,422
Total		582,046
Paper & Forest Products 0.1%
Boise Cascade Co.	700	30,275
Louisiana-Pacific Corp.	1,300	34,996
UPM-Kymmene OYJ	5,795	205,731
Verso Corp., Class A(b)	1,420	29,636
Total		300,638
Total Materials		1,115,457
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) —%
Armada Hoffler Properties, Inc.	475	7,173
Chatham Lodging Trust	250	5,385
Chesapeake Lodging Trust	720	23,054
CorEnergy Infrastructure Trust, Inc.	708	26,925
Cousins Properties, Inc.	875	8,155
DiamondRock Hospitality Co.	2,000	23,840
EastGroup Properties, Inc.	215	20,494

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
InfraREIT, Inc.	280	5,866
Investors Real Estate Trust	2,000	10,960
National Health Investors, Inc.	470	35,175
Pebblebrook Hotel Trust	875	33,731
PS Business Parks, Inc.	261	33,348
Ryman Hospitality Properties, Inc.	75	6,376
Sunstone Hotel Investors, Inc.	2,110	34,330
Tier REIT, Inc.	750	17,827
Washington Prime Group, Inc.	800	6,424
Xenia Hotels & Resorts, Inc.	1,450	35,365
Total		334,428
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA(b)	90	2,998
CK Asset Holdings Ltd.	8,547	65,457
HFF, Inc., Class A	590	26,556
Kerry Properties Ltd.	35,000	177,547
Marcus & Millichap, Inc.(b)	165	6,635
Sun Hung Kai Properties Ltd.	8,863	138,996
Total		418,189
Total Real Estate		752,617
Telecommunication Services 0.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	50	3,194
Nippon Telegraph & Telephone Corp.	3,800	175,764
Telenor ASA	7,745	151,450
Total		330,408
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	1,100	25,421
NTT DoCoMo, Inc.	600	15,447
Total		40,868
Total Telecommunication Services		371,276
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 0.1%
Electric Utilities —%
El Paso Electric Co.	490	30,527
Enel SpA	5,997	33,450
IDACORP, Inc.	244	22,995
PNM Resources, Inc.	100	3,935
Portland General Electric Co.	721	32,704
Total		123,611
Gas Utilities —%
Chesapeake Utilities Corp.	315	26,413
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	610	33,093
Multi-Utilities 0.1%
Centrica PLC	62,822	122,655
Engie SA	11,429	184,630
Total		307,285
Water Utilities —%
SJW Corp.	375	24,255
Total Utilities		514,657
Total Common Stocks (Cost $14,254,561)		15,534,073

Equity Funds 31.2%
	Shares	Value ($)
International 7.7%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	1,886,601	13,564,658
Columbia Emerging Markets Fund, Institutional 3 Class(a)	576,338	7,498,156
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	1,392,497	13,743,951
Columbia Overseas Value Fund, Institutional 3 Class(a)	716,551	7,144,016
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	141,967	1,502,012
Total		43,452,793

The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
Equity Funds (continued)
	Shares	Value ($)
U.S. Large Cap 22.4%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	647,227	17,617,516
Columbia Disciplined Core Fund, Institutional 3 Class(a)	2,335,749	30,014,381
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	1,464,191	15,095,807
Columbia Disciplined Value Fund, Institutional 3 Class(a)	2,857,169	31,228,857
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	223,383	10,208,592
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	1,505,725	21,833,012
Total		125,998,165
U.S. Small Cap 1.1%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	220,510	5,929,519
Total Equity Funds (Cost $148,012,640)		175,380,477

Fixed-Income Funds 47.9%

Emerging Markets 2.0%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	1,032,416	11,490,783
High Yield 3.6%
Columbia Income Opportunities Fund, Institutional 3 Class(a)	2,078,806	19,998,114
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	569,993	5,420,637
Investment Grade 41.3%
Columbia Corporate Income Fund, Institutional 3 Class(a)	5,565,837	55,046,130
Fixed-Income Funds (continued)
	Shares	Value ($)
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	1,301,333	12,583,892
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	834,739	8,280,612
Columbia Quality Income Fund, Institutional 3 Class(a)	14,430,153	76,191,208
Columbia Total Return Bond Fund, Institutional 3 Class(a)	3,274,607	29,013,019
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,687,283	50,669,524
Total		231,784,385
Total Fixed-Income Funds (Cost $277,763,484)		268,693,919

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Auto Components —%
Schaeffler AG	11,634	159,441
Total Consumer Discretionary		159,441
Total Preferred Stocks (Cost $175,392)		159,441

Money Market Funds 10.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(a),(c)	60,295,559	60,289,530
Total Money Market Funds (Cost $60,294,780)		60,289,530
Total Investments in Securities (Cost: $542,008,500)		559,889,480
Other Assets & Liabilities, Net		1,740,857
Net Assets		561,630,337

At July 31, 2018, securities and/or cash totaling $1,736,309 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
374,000 ILS	103,267 USD	JPMorgan	09/12/2018	1,132	—
3,480,000 JPY	30,944 USD	JPMorgan	09/12/2018	—	(268)
591,000 NOK	72,532 USD	JPMorgan	09/12/2018	—	(49)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	33

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
85,000 SGD	62,344 USD	JPMorgan	09/12/2018	—	(142)
92,984 USD	821,000 SEK	JPMorgan	09/12/2018	689	—
Total				1,821	(459)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	70	09/2018	GBP	5,392,100	82,021	—
Russell 2000 E-mini	8	09/2018	USD	668,960	—	(1,140)
S&P 500 E-mini	84	09/2018	USD	11,831,820	194,489	—
TOPIX Index	30	09/2018	JPY	524,400,000	—	(72,623)
U.S. Long Bond	71	09/2018	USD	10,359,354	59,618	—
U.S. Ultra Bond	10	09/2018	USD	1,583,803	24,034	—
Total					360,162	(73,763)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(162)	09/2018	USD	(8,880,030)	310,666	—
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	179,129	5,285	(21,916)	162,498	—	13,900	155,708	—	1,821,603
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(365,709)	—	4,046,239
Columbia Commodity Strategy Fund, Institutional 3 Class
	1,229,507	12,257	(150,467)	1,091,297	—	(2,111)	(338,709)	—	6,078,525
Columbia Contrarian Core Fund, Institutional 3 Class
	714,178	6,632	(73,583)	647,227	—	858,235	(1,233,166)	—	17,617,516
Columbia Contrarian Europe Fund, Institutional 3 Class
	2,000,650	19,555	(133,604)	1,886,601	—	51,618	(930,495)	—	13,564,658
Columbia Corporate Income Fund, Institutional 3 Class
	5,783,333	115,137	(332,633)	5,565,837	—	(108,472)	(1,745,613)	900,208	55,046,130
Columbia Disciplined Core Fund, Institutional 3 Class
	2,645,533	21,273	(331,057)	2,335,749	—	2,051,017	(1,713,112)	—	30,014,381
Columbia Disciplined Growth Fund, Institutional 3 Class
	1,973,248	30,410	(539,467)	1,464,191	—	987,442	(571,827)	—	15,095,807
Columbia Disciplined Small Core Fund, Institutional 3 Class
	669,585	5,824	(675,409)	—	—	(1,600,701)	1,518,974	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	3,032,102	27,029	(201,962)	2,857,169	—	357,275	(1,339,114)	—	31,228,857
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	948,150	15,658	(113,421)	850,387	—	(57,020)	(231,050)	—	8,010,648
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	1,055,273	35,590	(58,447)	1,032,416	—	9,751	(859,595)	299,100	11,490,783
Columbia Emerging Markets Fund, Institutional 3 Class
	618,126	9,779	(51,567)	576,338	—	233,284	(1,327,059)	—	7,498,156
Columbia Income Opportunities Fund, Institutional 3 Class
	2,142,454	61,446	(125,094)	2,078,806	—	(18,861)	(623,700)	496,310	19,998,114
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	597,419	6,992	(34,418)	569,993	—	(3,734)	14,390	—	5,420,637
Columbia Large Cap Growth Fund, Institutional 3 Class
	295,972	—	(72,589)	223,383	—	1,513,065	(1,181,886)	—	10,208,592
Columbia Limited Duration Credit Fund, Institutional 3 Class
	1,384,400	21,750	(104,817)	1,301,333	—	(31,966)	(104,074)	137,290	12,583,892
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	918,629	18,154	(102,044)	834,739	—	(19,789)	150,938	151,341	8,280,612
Columbia Multi-Asset Income Fund, Institutional 3 Class
	2,003,128	73,677	—	2,076,805	—	—	(740,906)	704,843	19,875,025
Columbia Overseas Core Fund, Institutional 3 Class
	—	1,392,497	—	1,392,497	—	—	(362,049)	—	13,743,951
Columbia Overseas Value Fund, Institutional 3 Class
	2,040,703	173,191	(1,497,343)	716,551	84,376	2,438,068	(3,708,075)	18,302	7,144,016
Columbia Pacific/Asia Fund, Institutional 3 Class
	141,474	10,630	(10,137)	141,967	71,288	25,954	(231,902)	—	1,502,012
Columbia Quality Income Fund, Institutional 3 Class
	15,250,681	256,862	(1,077,390)	14,430,153	—	(213,603)	(696,188)	1,132,467	76,191,208
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	1,677,191	84,503	(255,969)	1,505,725	899,227	743,099	(1,658,625)	37,141	21,833,012
Columbia Short-Term Cash Fund, 2.035%
	59,800,964	12,419,621	(11,925,026)	60,295,559	—	(413)	(5,484)	536,975	60,289,530
Columbia Small Cap Index Fund, Institutional 3 Class
	—	220,510	—	220,510	92,595	—	273,791	2,540	5,929,519
Columbia Total Return Bond Fund, Institutional 3 Class
	3,424,403	53,801	(203,597)	3,274,607	—	(63,945)	(281,175)	364,663	29,013,019
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,906,987	71,080	(290,784)	4,687,283	—	(144,848)	(488,991)	490,479	50,669,524
Total					1,147,486	7,017,245	(18,624,703)	5,271,659	544,195,966

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	35

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
Currency Legend
GBP	British Pound
ILS	New Israeli Sheqel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	39,832,040	—	—	—	39,832,040
Common Stocks
Consumer Discretionary	701,250	1,139,915	—	—	1,841,165
Consumer Staples	162,553	1,155,498	—	—	1,318,051
Energy	227,999	617,521	—	—	845,520
Financials	934,980	2,047,771	—	—	2,982,751
Health Care	823,505	1,123,077	—	—	1,946,582
Industrials	794,422	1,549,161	—	—	2,343,583
Information Technology	768,960	733,454	—	—	1,502,414
Materials	238,707	876,750	—	—	1,115,457
Real Estate	370,617	382,000	—	—	752,617
Telecommunication Services	28,615	342,661	—	—	371,276
Utilities	173,922	340,735	—	—	514,657
Total Common Stocks	5,225,530	10,308,543	—	—	15,534,073
Equity Funds	175,380,477	—	—	—	175,380,477
Fixed-Income Funds	268,693,919	—	—	—	268,693,919
Preferred Stocks
Consumer Discretionary	—	159,441	—	—	159,441
Money Market Funds	—	—	—	60,289,530	60,289,530
Total Investments in Securities	489,131,966	10,467,984	—	60,289,530	559,889,480
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	1,821	—	—	1,821
Futures Contracts	670,828	—	—	—	670,828
Liability
Forward Foreign Currency Exchange Contracts	—	(459)	—	—	(459)
Futures Contracts	(73,763)	—	—	—	(73,763)
Total	489,729,031	10,469,346	—	60,289,530	560,487,907
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	37

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.4%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class(a),(b)	789,485	8,850,123
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	4,046,239
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	5,199,079	28,958,869
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	2,172,696	20,466,802
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	3,961,305	37,909,685
Total Alternative Strategies Funds (Cost $103,019,265)		100,231,718

Common Stocks 2.3%
Issuer	Shares	Value ($)
Consumer Discretionary 0.3%
Auto Components —%
Dana, Inc.	2,050	43,768
Magna International, Inc.	3,272	199,311
Modine Manufacturing Co.(b)	3,400	59,330
Tenneco, Inc.	3,425	157,892
Total		460,301
Automobiles 0.1%
Fiat Chrysler Automobiles NV(b)	8,678	148,135
Peugeot SA	930	26,763
Subaru Corp.	3,400	99,366
Suzuki Motor Corp.	2,700	158,808
Winnebago Industries, Inc.	3,075	122,693
Total		555,765
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	3,525	192,289
American Public Education, Inc.(b)	475	20,947
Sotheby’s (b)	2,725	144,725
Weight Watchers International, Inc.(b)	1,615	144,591
Total		502,552
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure —%
Bloomin’ Brands, Inc.	3,100	59,954
Brinker International, Inc.	3,425	161,557
Cracker Barrel Old Country Store, Inc.	825	120,859
Penn National Gaming, Inc.(b)	3,400	108,970
Total		451,340
Household Durables 0.1%
Berkeley Group Holdings PLC	2,816	137,977
La-Z-Boy, Inc.	1,350	41,175
Persimmon PLC	3,368	109,721
Taylor Wimpey PLC	54,939	126,157
TRI Pointe Group, Inc.(b)	3,300	46,761
Zagg, Inc.(b)	7,800	116,220
Total		578,011
Leisure Products —%
Sturm Ruger & Co., Inc.	2,400	130,080
Media —%
Entravision Communications Corp., Class A	28,200	136,770
Gannett Co., Inc.	13,250	140,052
National CineMedia, Inc.	10,100	83,426
World Wrestling Entertainment, Inc., Class A	1,325	104,821
Total		465,069
Multiline Retail —%
Next PLC	2,585	201,405
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	6,150	145,693
American Eagle Outfitters, Inc.	5,650	142,267
Asbury Automotive Group, Inc.(b)	710	49,913
Hibbett Sports, Inc.(b)	5,550	127,373
Restoration Hardware Holdings, Inc.(b)	1,230	167,108
Signet Jewelers Ltd.	2,975	171,776
Tailored Brands, Inc.	6,700	135,072
Tilly’s, Inc.	2,600	40,300
Total		979,502
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	1,670	188,426
Movado Group, Inc.	3,280	163,344
Total		351,770
Total Consumer Discretionary		4,675,795
Consumer Staples 0.1%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	500	137,475
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	1,100	32,725
Jeronimo Martins SGPS SA	3,789	56,403
Koninklijke Ahold Delhaize NV	2,991	76,089
Loblaw Companies Ltd.	400	21,149
SpartanNash Co.	4,100	98,236
SUPERVALU, Inc.(b)	2,662	86,036
United Natural Foods, Inc.(b)	1,275	41,055
Wal-Mart de Mexico SAB de CV, Class V	49,490	144,478
Wesfarmers Ltd.	5,595	205,719
Total		761,890
Food Products —%
John B. Sanfilippo & Son, Inc.	1,950	149,896
Sanderson Farms, Inc.	695	70,077
Uni-President Enterprises Corp.	13,000	34,387
WH Group Ltd.	163,000	131,234
Total		385,594
Personal Products —%
Medifast, Inc.	120	20,602
Usana Health Sciences, Inc.(b)	1,240	163,990
Total		184,592
Tobacco —%
Eastern Tobacco	4,382	40,392
Imperial Brands PLC	5,060	194,064
Swedish Match AB	3,424	187,225
Total		421,681
Total Consumer Staples		1,891,232
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services —%
Diamond Offshore Drilling, Inc.(b)	7,150	137,280
Exterran Corp.(b)	1,700	47,124
ION Geophysical Corp.(b)	750	19,200
Matrix Service Co.(b)	2,300	45,885
Profire Energy, Inc.(b)	10,800	37,584
Rowan Companies PLC, Class A(b)	10,000	144,800
SEACOR Holdings, Inc.(b)	325	17,150
Total		449,023
Oil, Gas & Consumable Fuels 0.1%
Abraxas Petroleum Corp.(b)	6,100	15,860
Arch Coal, Inc.	180	15,226
California Resources Corp.(b)	1,050	38,231
China Petroleum & Chemical Corp., Class H	124,000	119,194
China Shenhua Energy Co., Ltd., Class H	49,500	112,233
CVR Energy, Inc.	3,775	148,320
Imperial Oil Ltd.	4,300	147,261
MOL Hungarian Oil & Gas PLC	8,885	87,199
OMV AG	1,793	101,394
Par Pacific Holdings, Inc.(b)	6,350	111,188
Peabody Energy Corp.	1,575	66,922
PTT PCL	125,000	192,607
REX American Resources Corp.(b)	560	43,120
Ship Finance International Ltd.	4,900	71,295
Southwestern Energy Co.(b)	6,600	33,924
W&T Offshore, Inc.(b)	19,000	131,860
Total		1,435,834
Total Energy		1,884,857
Financials 0.4%
Banks 0.2%
Agricultural Bank of China Ltd., Class H	346,000	168,140
Akbank TAS	8,105	11,897
BancFirst Corp.	1,075	66,758
Banco do Brasil SA	3,600	31,153
Bancorp, Inc. (The)(b)	12,300	119,433
Bank Leumi Le-Israel BM	19,456	121,858
Bank of Nova Scotia (The)	2,639	156,390

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	39

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cathay General Bancorp	3,900	162,201
City Holding Co.	330	26,558
Credicorp Ltd.	60	13,726
CTBC Financial Holding Co., Ltd.	135,000	91,596
Customers Bancorp, Inc.(b)	4,700	119,709
Eagle Bancorp, Inc.(b)	1,450	78,372
Enterprise Financial Services Corp.	2,575	144,844
First Bancorp	475	19,675
First BanCorp(b)	18,900	155,358
First Financial Bancorp	950	28,833
First Merchants Corp.	3,000	141,600
Hana Financial Group, Inc.	881	35,423
Hancock Whitney Corp.	3,400	170,850
Hope Bancorp, Inc.	8,700	145,986
Industrial Bank of Korea	8,013	112,260
International Bancshares Corp.	2,865	127,349
Metropolitan Bank Holding Corp.(b)	375	18,428
OFG Bancorp	9,400	156,510
Preferred Bank	2,250	140,040
PT Bank Tabungan Negara Persero Tbk	56,200	9,204
S&T Bancorp, Inc.	3,400	152,184
Simmons First National Corp., Class A	1,450	43,210
Societe Generale SA	3,638	162,124
Standard Bank Group Ltd.	7,847	121,482
Toronto-Dominion Bank (The)	300	17,797
TriState Capital Holdings, Inc.(b)	700	20,580
Turkiye Garanti Bankasi AS	6,597	9,523
Turkiye Is Bankasi AS	55,344	57,080
UMB Financial Corp.	910	65,420
Total		3,223,551
Capital Markets —%
Artisan Partners Asset Management, Inc., Class A	1,500	51,675
China Huarong Asset Management Co., Ltd., Class H(c)	416,000	106,115
Cohen & Steers, Inc.	2,575	107,867
Houlihan Lokey, Inc.	1,375	67,595
Waddell & Reed Financial, Inc., Class A	6,850	141,864
Total		475,116
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance —%
Curo Group Holdings Corp.(b)	650	16,920
Encore Capital Group, Inc.(b)	2,125	76,712
Enova International, Inc.(b)	3,950	122,450
Green Dot Corp., Class A(b)	2,440	193,541
Nelnet, Inc., Class A	2,375	139,602
Total		549,225
Diversified Financial Services —%
EXOR NV	229	15,071
ORIX Corp.	3,700	59,931
Total		75,002
Insurance 0.1%
Aegon NV	26,708	176,205
Allianz SE, Registered Shares	1,110	245,500
American Equity Investment Life Holding Co.	5,175	184,903
Assicurazioni Generali SpA	9,709	172,569
AXA SA	7,266	183,524
CNO Financial Group, Inc.	8,000	162,800
CNP Assurances	952	22,264
Legal & General Group PLC	19,488	67,196
Universal Insurance Holdings, Inc.	3,467	153,935
Total		1,368,896
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	1,200	23,436
Arbor Realty Trust, Inc.	1,600	18,192
Invesco Mortgage Capital, Inc.	6,300	104,517
Ladder Capital Corp., Class A	9,100	145,509
Total		291,654
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	4,675	179,520
Federal Agricultural Mortgage Corp.	1,640	154,636
Merchants Bancorp	1,450	35,539
MGIC Investment Corp.(b)	16,000	199,680
Radian Group, Inc.	10,300	197,245
Walker & Dunlop, Inc.	550	32,593
Total		799,213
Total Financials		6,782,657

The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.3%
Biotechnology 0.1%
Adaptimmune Therapeutics PLC, ADR(b)	3,600	35,208
Alder Biopharmaceuticals, Inc.(b)	7,215	136,724
Atara Biotherapeutics, Inc.(b)	2,700	101,385
bluebird bio, Inc.(b)	820	127,018
Blueprint Medicines Corp.(b)	825	49,120
Clovis Oncology, Inc.(b)	750	33,105
Dynavax Technologies Corp.(b)	3,095	41,782
Enanta Pharmaceuticals, Inc.(b)	300	29,256
Global Blood Therapeutics, Inc.(b)	1,300	54,340
Immunomedics, Inc.(b)	7,150	171,099
Insmed, Inc.(b)	2,710	67,398
Keryx Biopharmaceuticals, Inc.(b)	8,065	34,196
Loxo Oncology, Inc.(b)	775	129,882
Nightstar Therapeutics PLC, ADR(b)	2,909	51,460
OncoMed Pharmaceuticals, Inc.(b)	8,200	17,138
Ovid Therapeutics, Inc.(b)	5,667	56,557
Puma Biotechnology, Inc.(b)	2,075	99,911
Sage Therapeutics, Inc.(b)	825	119,064
Sarepta Therapeutics(b)	775	90,086
Shire PLC	651	37,178
Spark Therapeutics, Inc.(b)	1,080	82,858
TESARO, Inc.(b)	1,420	49,459
uniQure NV(b)	2,800	86,492
Total		1,700,716
Health Care Equipment & Supplies —%
Angiodynamics, Inc.(b)	3,250	68,705
Haemonetics Corp.(b)	2,140	208,950
Integer Holdings Corp.(b)	2,525	180,411
Lantheus Holdings, Inc.(b)	931	13,453
LeMaitre Vascular, Inc.	3,500	126,000
SurModics, Inc.(b)	1,975	116,130
Total		713,649
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	2,000	47,882
Magellan Health, Inc.(b)	1,710	124,403
Providence Service Corp. (The)(b)	1,940	135,955
RadNet, Inc.(b)	4,500	60,300
Tenet Healthcare Corp.(b)	4,500	169,335
Tivity Health, Inc.(b)	4,125	139,012
Triple-S Management Corp., Class B(b)	4,035	143,283
Total		820,170
Life Sciences Tools & Services —%
Luminex Corp.	2,250	76,185
Medpace Holdings, Inc.(b)	3,375	207,124
NeoGenomics, Inc.(b)	1,900	26,600
Total		309,909
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	1,940	131,047
ANI Pharmaceuticals, Inc.(b)	1,350	90,383
Astellas Pharma, Inc.	7,600	123,963
Bayer AG, Registered Shares	485	54,025
GlaxoSmithKline PLC	8,694	180,481
Lannett Co., Inc.(b)	10,800	137,700
Novartis AG, Registered Shares	1,000	84,068
Novo Nordisk A/S, Class B	2,245	112,082
Odonate Therapeutics, Inc.(b)	2,400	47,448
Phibro Animal Health Corp., Class A	2,175	104,183
Roche Holding AG, Genusschein Shares	1,110	272,469
Sanofi	441	38,351
Supernus Pharmaceuticals, Inc.(b)	1,575	83,396
Total		1,459,596
Total Health Care		5,004,040
Industrials 0.3%
Air Freight & Logistics —%
Forward Air Corp.	1,150	73,485
Royal Mail PLC	2,548	15,682
Total		89,167

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	41

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines —%
Deutsche Lufthansa AG, Registered Shares	5,976	167,713
International Consolidated Airlines Group SA	17,554	163,106
Total		330,819
Building Products —%
Continental Building Product(b)	5,165	164,763
NCI Building Systems, Inc.(b)	8,800	140,360
Total		305,123
Commercial Services & Supplies 0.1%
ACCO Brands Corp.	10,300	131,840
Brady Corp., Class A	1,300	49,725
Deluxe Corp.	1,200	70,716
Quad/Graphics, Inc.	6,550	134,668
SP Plus Corp.(b)	3,050	118,950
Total		505,899
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,269	55,676
CIMIC Group Ltd.	5,335	191,867
Comfort Systems U.S.A., Inc.	1,200	66,660
EMCOR Group, Inc.	2,300	176,985
Kajima Corp.	19,000	148,244
KBR, Inc.	5,250	104,895
Obayashi Corp.	2,900	30,277
Primoris Services Corp.	4,750	128,298
Taisei Corp.	3,700	205,772
Total		1,108,674
Electrical Equipment —%
Atkore International Group, Inc.(b)	6,500	153,790
Generac Holdings, Inc.(b)	3,375	181,406
Total		335,196
Industrial Conglomerates —%
CITIC Ltd.	121,000	171,515
Machinery 0.1%
Federal Signal Corp.	2,400	57,000
Global Brass & Copper Holdings, Inc.	2,975	98,027
Gorman-Rupp Co.	1,050	39,732
Harsco Corp.(b)	6,000	152,100
Hillenbrand, Inc.	3,400	170,680
Common Stocks (continued)
Issuer	Shares	Value ($)
Hyster-Yale Materials Handling, Inc.	220	14,467
Kadant, Inc.	1,200	115,920
Meritor, Inc.(b)	900	18,540
Milacron Holdings Corp.(b)	5,000	104,250
RBC Bearings, Inc.(b)	640	93,043
Rexnord Corp.(b)	5,550	167,832
SPX FLOW, Inc.(b)	2,225	105,732
Watts Water Technologies, Inc., Class A	260	22,243
Weichai Power Co., Ltd., Class H	46,000	56,278
Total		1,215,844
Marine —%
Genco Shipping & Trading Ltd.(b)	1,750	25,987
Professional Services —%
ICF International, Inc.	1,025	75,491
Kforce, Inc.	4,025	152,145
Korn/Ferry International	1,100	72,578
Total		300,214
Road & Rail —%
ArcBest Corp.	3,420	159,201
Avis Budget Group, Inc.(b)	3,675	128,074
Saia, Inc.(b)	1,060	79,871
USA Truck, Inc.(b)	800	17,456
Total		384,602
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,390	178,413
ITOCHU Corp.	6,500	115,417
Kaman Corp.	2,250	148,995
Mitsubishi Corp.	300	8,386
Total		451,211
Total Industrials		5,224,251
Information Technology 0.3%
Communications Equipment —%
CalAmp Corp.(b)	6,400	145,664
Comtech Telecommunications Corp.	4,700	157,920
InterDigital, Inc.	1,950	160,777
NETGEAR, Inc.(b)	650	42,803
Netscout Systems, Inc.(b)	5,700	152,760
Total		659,924

The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.1%
AU Optronics Corp.	44,000	19,043
AVX Corp.	1,800	37,404
Benchmark Electronics, Inc.	4,550	110,110
Hitachi Ltd.	29,000	202,732
KEMET Corp.(b)	6,200	161,138
Methode Electronics, Inc.	325	12,756
Tech Data Corp.(b)	1,400	116,774
TTM Technologies, Inc.(b)	3,100	53,816
Venture Corp., Ltd.	12,000	147,559
Vishay Intertechnology, Inc.	7,400	185,000
Total		1,046,332
Internet Software & Services 0.1%
Endurance International Group Holdings Inc(b)	5,300	43,460
Etsy, Inc.(b)	3,850	157,311
j2 Global, Inc.	2,005	170,104
Momo, Inc., ADR(b)	364	14,932
Stamps.com, Inc.(b)	745	194,445
XO Group, Inc.(b)	1,300	36,634
Yelp, Inc.(b)	4,375	161,350
YY, Inc., ADR(b)	622	57,989
Total		836,225
IT Services —%
CACI International, Inc., Class A(b)	400	70,080
Cass Information Systems, Inc.	300	20,205
CSG Systems International, Inc.	425	17,285
MAXIMUS, Inc.	2,800	181,468
Syntel, Inc.(b)	4,250	172,507
TTEC Holdings, Inc.	1,700	54,655
Total		516,200
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	13,970	121,260
Cirrus Logic, Inc.(b)	1,325	57,320
Diodes, Inc.(b)	4,490	166,848
Formfactor, Inc.(b)	1,700	22,015
GlobalWafers Co., Ltd.	4,000	67,713
SK Hynix, Inc.	1,072	82,855
Synaptics, Inc.(b)	3,350	167,869
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Electron Ltd.	1,000	175,300
Xcerra Corp.(b)	1,505	21,431
Total		882,611
Software —%
Imperva, Inc.(b)	3,200	148,000
MicroStrategy, Inc., Class A(b)	1,090	141,864
OneSpan, Inc.(b)	3,000	48,900
Paylocity Holding Corp.(b)	1,900	110,200
Progress Software Corp.	3,950	145,320
Total		594,284
Technology Hardware, Storage & Peripherals —%
Brother Industries Ltd.	900	18,359
Canon, Inc.	3,700	120,044
Immersion Corp.(b)	1,500	21,060
Micro-Star International Co., Ltd.	10,000	34,395
Samsung Electronics Co., Ltd.	6,450	267,741
Total		461,599
Total Information Technology		4,997,175
Materials 0.2%
Chemicals —%
Covestro AG	1,933	185,575
Kronos Worldwide, Inc.	4,200	95,508
Sinopec Shanghai Petrochemical Co., Ltd.	158,000	95,003
Trinseo SA	2,225	166,208
Total		542,294
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	41,499	134,977
Materion Corp.	2,775	173,992
Rio Tinto PLC	3,597	198,127
Schnitzer Steel Industries, Inc., Class A	4,100	135,095
Teck Resources Ltd., Class B	6,700	174,756
Warrior Met Coal, Inc.	5,250	135,818
Total		952,765

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	43

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products 0.1%
Boise Cascade Co.	3,500	151,375
Louisiana-Pacific Corp.	6,450	173,634
UPM-Kymmene OYJ	3,512	124,681
Verso Corp., Class A(b)	7,000	146,090
Total		595,780
Total Materials		2,090,839
Real Estate 0.2%
Equity Real Estate Investment Trusts (REITS) 0.1%
Armada Hoffler Properties, Inc.	2,300	34,730
Chatham Lodging Trust	1,250	26,925
Chesapeake Lodging Trust	3,550	113,671
CorEnergy Infrastructure Trust, Inc.	3,641	138,467
Cousins Properties, Inc.	4,300	40,076
DiamondRock Hospitality Co.	9,800	116,816
EastGroup Properties, Inc.	1,060	101,039
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	50,287	17,969
InfraREIT, Inc.	1,350	28,283
Investors Real Estate Trust	9,900	54,252
National Health Investors, Inc.	2,325	174,003
Pebblebrook Hotel Trust	4,300	165,765
PS Business Parks, Inc.	1,288	164,568
Ryman Hospitality Properties, Inc.	380	32,304
Sunstone Hotel Investors, Inc.	10,400	169,208
Tier REIT, Inc.	3,700	87,949
Washington Prime Group, Inc.	3,800	30,514
Xenia Hotels & Resorts, Inc.	7,150	174,388
Total		1,670,927
Real Estate Management & Development 0.1%
Altisource Portfolio Solutions SA(b)	450	14,989
CK Asset Holdings Ltd.	13,500	103,390
Emaar Properties PJSC	67,935	97,864
HFF, Inc., Class A	2,925	131,654
Kerry Properties Ltd.	11,500	58,337
Marcus & Millichap, Inc.(b)	800	32,168
Shimao Property Holdings Ltd.	10,000	28,440
Total		466,842
Total Real Estate		2,137,769
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services —%
Diversified Telecommunication Services —%
ATN International, Inc.	200	12,776
China Communications Services Corp., Ltd., Class H	128,000	81,146
Nippon Telegraph & Telephone Corp.	2,700	124,885
Telenor ASA	7,992	156,280
Total		375,087
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	5,600	129,416
Total Telecommunication Services		504,503
Utilities 0.1%
Electric Utilities 0.1%
El Paso Electric Co.	2,425	151,077
Enel SpA	2,671	14,898
IDACORP, Inc.	1,200	113,088
Inter RAO UES PJSC	1,624,000	107,684
Manila Electric Co.	2,080	14,883
PNM Resources, Inc.	400	15,740
Portland General Electric Co.	3,510	159,214
Total		576,584
Gas Utilities —%
Chesapeake Utilities Corp.	1,550	129,968
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	3,025	164,106
Multi-Utilities —%
Centrica PLC	17,257	33,693
Engie SA	11,279	182,207
Total		215,900
Water Utilities —%
SJW Corp.	1,850	119,658
Total Utilities		1,206,216
Total Common Stocks (Cost $32,555,078)		36,399,334

The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
Equity Funds 42.8%
	Shares	Value ($)
International 11.8%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	6,831,432	49,117,994
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,087,702	40,171,000
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	3,699,901	36,518,026
Columbia Overseas Value Fund, Institutional 3 Class(a)	2,075,204	20,689,788
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	3,832,858	40,551,640
Total		187,048,448
U.S. Large Cap 29.6%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	2,533,547	68,963,137
Columbia Disciplined Core Fund, Institutional 3 Class(a)	5,376,758	69,091,346
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	6,395,627	65,938,910
Columbia Disciplined Value Fund, Institutional 3 Class(a)	9,023,773	98,629,839
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	507,917	23,211,803
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	4,779,725	69,306,017
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	2,108,670	38,398,879
Columbia Select Large-Cap Value Fund, Institutional 3 Class(a)	1,196,759	33,796,486
Total		467,336,417
U.S. Small Cap 1.4%
Columbia Small Cap Index Fund, Institutional 3 Class(a)	827,996	22,264,808
Total Equity Funds (Cost $544,476,453)		676,649,673

Fixed-Income Funds 41.0%

Emerging Markets 1.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,343,327	26,081,224
High Yield 6.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	2,732,708	7,815,545
Columbia Income Opportunities Fund, Institutional 3 Class(a)	10,557,667	101,564,757
Total		109,380,302
Fixed-Income Funds (continued)
	Shares	Value ($)
Inflation Protected Securities 1.0%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,628,001	15,482,290
Investment Grade 31.5%
Columbia Corporate Income Fund, Institutional 3 Class(a)	12,908,019	127,660,309
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	3,609,792	34,906,694
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	2,566,346	25,458,151
Columbia Quality Income Fund, Institutional 3 Class(a)	12,765,411	67,401,368
Columbia Total Return Bond Fund, Institutional 3 Class(a)	22,111,672	195,909,410
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	4,262,413	46,076,687
Total		497,412,619
Total Fixed-Income Funds (Cost $670,967,945)		648,356,435

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Banks —%
Itau Unibanco Holding SA	15,300	183,846
Total Financials		183,846
Total Preferred Stocks (Cost $167,799)		183,846

Money Market Funds 7.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(a),(d)	111,820,091	111,808,909
Total Money Market Funds (Cost $111,816,330)		111,808,909
Total Investments in Securities (Cost: $1,463,002,870)		1,573,629,915
Other Assets & Liabilities, Net		6,475,710
Net Assets		1,580,105,625

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	45

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
At July 31, 2018, securities and/or cash totaling $6,155,711 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
121,000 BRL	32,477 USD	Morgan Stanley	09/12/2018	393	—
20,654,000 HUF	74,294 USD	Morgan Stanley	09/12/2018	—	(1,212)
270,000 ILS	74,502 USD	Morgan Stanley	09/12/2018	768	—
138,924,000 KRW	122,936 USD	Morgan Stanley	09/12/2018	—	(1,936)
615,000 MXN	32,224 USD	Morgan Stanley	09/12/2018	—	(541)
786,000 NOK	96,462 USD	Morgan Stanley	09/12/2018	—	(67)
73,000 SGD	53,538 USD	Morgan Stanley	09/12/2018	—	(126)
4,271,000 THB	128,207 USD	Morgan Stanley	09/12/2018	—	(293)
106,000 TRY	21,557 USD	Morgan Stanley	09/12/2018	436	—
31,915 USD	42,000 CAD	Morgan Stanley	09/12/2018	395	—
42,814 USD	622,024,000 IDR	Morgan Stanley	09/12/2018	181	—
214,065 USD	14,745,000 INR	Morgan Stanley	09/12/2018	107	—
64,087 USD	260,000 MYR	Morgan Stanley	09/12/2018	122	—
64,104 USD	1,957,000 TWD	Morgan Stanley	09/12/2018	83	—
64,364 USD	860,000 ZAR	Morgan Stanley	09/12/2018	586	—
Total				3,071	(4,175)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	211	09/2018	GBP	16,253,330	247,233	—
MSCI EAFE Index	260	09/2018	USD	26,055,900	—	(113,103)
Russell 2000 E-mini	3	09/2018	USD	250,860	—	(1,605)
S&P 500 E-mini	657	09/2018	USD	92,541,735	1,350,148	—
TOPIX Index	30	09/2018	JPY	524,400,000	—	(72,623)
U.S. Long Bond	66	09/2018	USD	9,629,822	55,420	—
U.S. Treasury 5-Year Note	174	09/2018	USD	19,750,023	9,185	—
Total					1,661,986	(187,331)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(564)	09/2018	USD	(30,915,660)	1,081,577	—
Russell 2000 E-mini	(25)	09/2018	USD	(2,090,500)	2,389	—
Total					1,083,966	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	USD	9,271,000	(30,982)	—	—	—	(30,982)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	877,566	15,317	(103,398)	789,485	—	76,495	748,955	—	8,850,123
Columbia Alternative Beta Fund, Institutional 3 Class
	468,858	—	(1)	468,857	—	—	(365,709)	—	4,046,239
Columbia Commodity Strategy Fund, Institutional 3 Class
	5,606,313	15,915	(423,149)	5,199,079	—	20,171	(1,597,929)	—	28,958,869
Columbia Contrarian Core Fund, Institutional 3 Class
	3,040,747	5,976	(513,176)	2,533,547	—	4,185,151	(5,750,414)	—	68,963,137
Columbia Contrarian Europe Fund, Institutional 3 Class
	7,084,152	18,528	(271,248)	6,831,432	—	445,331	(3,554,203)	—	49,117,994
Columbia Corporate Income Fund, Institutional 3 Class
	12,777,530	303,416	(172,927)	12,908,019	—	6,392	(4,114,300)	2,041,592	127,660,309
Columbia Disciplined Core Fund, Institutional 3 Class
	5,534,235	295,504	(452,981)	5,376,758	—	2,968,632	(2,280,699)	—	69,091,346
Columbia Disciplined Growth Fund, Institutional 3 Class
	7,154,635	10,180	(769,188)	6,395,627	—	1,601,739	(167,486)	—	65,938,910
Columbia Disciplined Small Core Fund, Institutional 3 Class
	2,464,721	7,712	(2,472,433)	—	—	(8,648,878)	8,350,505	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	9,372,113	18,511	(366,851)	9,023,773	—	724,168	(3,699,446)	—	98,629,839
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	2,193,131	18,255	(38,690)	2,172,696	—	(20,333)	(660,601)	—	20,466,802
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,279,821	87,311	(23,805)	2,343,327	—	10,513	(1,879,517)	663,876	26,081,224
Columbia Emerging Markets Fund, Institutional 3 Class
	3,251,073	19,077	(182,448)	3,087,702	—	746,817	(6,514,295)	—	40,171,000
Columbia High Yield Bond Fund, Institutional 3 Class
	2,694,594	81,191	(43,077)	2,732,708	—	(4,521)	(238,829)	183,876	7,815,545
Columbia Income Opportunities Fund, Institutional 3 Class
	10,390,515	321,622	(154,470)	10,557,667	—	(13,843)	(3,116,292)	2,463,588	101,564,757
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,670,355	9,407	(51,761)	1,628,001	—	(39,009)	70,650	—	15,482,290
Columbia Large Cap Growth Fund, Institutional 3 Class
	572,781	1,057	(65,921)	507,917	—	1,537,019	(940,574)	—	23,211,803
Columbia Limited Duration Credit Fund, Institutional 3 Class
	3,606,288	61,628	(58,124)	3,609,792	—	(14,548)	(347,723)	372,979	34,906,694
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	2,726,182	59,208	(219,044)	2,566,346	—	(44,987)	439,260	456,447	25,458,151
Columbia Multi-Asset Income Fund, Institutional 3 Class
	3,820,772	140,533	—	3,961,305	—	—	(1,413,208)	1,344,419	37,909,685
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	47

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Overseas Core Fund, Institutional 3 Class
	—	3,699,901	—	3,699,901	—	—	(961,974)	—	36,518,026
Columbia Overseas Value Fund, Institutional 3 Class
	5,431,422	356,273	(3,712,491)	2,075,204	252,375	5,744,548	(8,987,955)	54,743	20,689,788
Columbia Pacific/Asia Fund, Institutional 3 Class
	3,752,261	186,149	(105,552)	3,832,858	1,909,651	2,211,237	(5,921,431)	—	40,551,640
Columbia Quality Income Fund, Institutional 3 Class
	12,765,970	270,980	(271,539)	12,765,411	—	(61,469)	(703,335)	972,606	67,401,368
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	4,459,948	631,747	(311,970)	4,779,725	2,648,358	2,881,494	(3,060,455)	109,385	69,306,017
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,282,544	159,662	(333,536)	2,108,670	2,848,324	4,732,545	(3,169,365)	—	38,398,879
Columbia Select Large-Cap Value Fund, Institutional 3 Class
	1,251,639	3,054	(57,934)	1,196,759	—	809,652	(1,461,124)	—	33,796,486
Columbia Short-Term Cash Fund, 2.035%
	111,082,902	56,568,831	(55,831,642)	111,820,091	—	(2,178)	(8,796)	971,843	111,808,909
Columbia Small Cap Index Fund, Institutional 3 Class
	—	827,996	—	827,996	347,685	329,698	1,028,062	9,540	22,264,808
Columbia Total Return Bond Fund, Institutional 3 Class
	22,091,229	439,102	(418,659)	22,111,672	—	(95,732)	(2,113,831)	2,405,899	195,909,410
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	4,245,118	81,123	(63,828)	4,262,413	—	(18,411)	(533,182)	435,718	46,076,687
Total					8,006,393	20,067,693	(52,925,241)	12,486,511	1,537,046,735

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $106,115, which represents 0.01% of net assets.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
Currency Legend  (continued)
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	49

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	100,231,718	—	—	—	100,231,718
Common Stocks
Consumer Discretionary	3,667,463	1,008,332	—	—	4,675,795
Consumer Staples	965,719	925,513	—	—	1,891,232
Energy	1,272,230	612,627	—	—	1,884,857
Financials	4,833,695	1,948,962	—	—	6,782,657
Health Care	4,053,541	950,499	—	—	5,004,040
Industrials	3,894,318	1,329,933	—	—	5,224,251
Information Technology	3,861,434	1,135,741	—	—	4,997,175
Materials	1,352,476	738,363	—	—	2,090,839
Real Estate	1,831,769	306,000	—	—	2,137,769
Telecommunication Services	142,192	362,311	—	—	504,503
Utilities	852,851	353,365	—	—	1,206,216
Total Common Stocks	26,727,688	9,671,646	—	—	36,399,334
Equity Funds	676,649,673	—	—	—	676,649,673
Fixed-Income Funds	648,356,435	—	—	—	648,356,435
Preferred Stocks
Financials	183,846	—	—	—	183,846
Money Market Funds	—	—	—	111,808,909	111,808,909
Total Investments in Securities	1,452,149,360	9,671,646	—	111,808,909	1,573,629,915
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	3,071	—	—	3,071
Futures Contracts	2,745,952	—	—	—	2,745,952
Liability
Forward Foreign Currency Exchange Contracts	—	(4,175)	—	—	(4,175)
Futures Contracts	(187,331)	—	—	—	(187,331)
Swap Contracts	—	(30,982)	—	—	(30,982)
Total	1,454,707,981	9,639,560	—	111,808,909	1,576,156,450
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.4%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class(a),(b)	1,038,486	11,641,430
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	4,046,239
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	8,905,590	49,604,134
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	2,472,125	23,287,412
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	5,370,496	51,395,648
Total Alternative Strategies Funds (Cost $143,655,608)		139,974,863

Common Stocks 1.6%
Issuer	Shares	Value ($)
Consumer Discretionary 0.2%
Auto Components —%
Dana, Inc.	2,300	49,105
Magna International, Inc.	2,278	138,762
Modine Manufacturing Co.(b)	3,800	66,310
Tenneco, Inc.	3,800	175,180
Total		429,357
Automobiles —%
Fiat Chrysler Automobiles NV(b)	6,053	103,326
Peugeot SA	649	18,677
Subaru Corp.	2,400	70,141
Suzuki Motor Corp.	1,900	111,754
Winnebago Industries, Inc.	3,425	136,657
Total		440,555
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.(b)	3,900	212,745
American Public Education, Inc.(b)	525	23,152
Sotheby’s (b)	3,025	160,658
Weight Watchers International, Inc.(b)	1,800	161,154
Total		557,709
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure —%
Bloomin’ Brands, Inc.	3,400	65,756
Brinker International, Inc.	3,825	180,425
Cracker Barrel Old Country Store, Inc.	885	129,648
Penn National Gaming, Inc.(b)	3,750	120,188
Total		496,017
Household Durables —%
Berkeley Group Holdings PLC	1,965	96,280
La-Z-Boy, Inc.	1,525	46,513
Persimmon PLC	2,349	76,524
Taylor Wimpey PLC	38,226	87,779
TRI Pointe Group, Inc.(b)	3,600	51,012
Zagg, Inc.(b)	8,700	129,630
Total		487,738
Leisure Products —%
Sturm Ruger & Co., Inc.	2,675	144,985
Media —%
Entravision Communications Corp., Class A	31,300	151,805
Gannett Co., Inc.	14,700	155,379
National CineMedia, Inc.	11,200	92,512
World Wrestling Entertainment, Inc., Class A	1,475	116,687
Total		516,383
Multiline Retail —%
Next PLC	1,803	140,477
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	6,800	161,092
American Eagle Outfitters, Inc.	6,300	158,634
Asbury Automotive Group, Inc.(b)	775	54,483
Hibbett Sports, Inc.(b)	6,150	141,142
Restoration Hardware Holdings, Inc.(b)	1,370	186,128
Signet Jewelers Ltd.	3,300	190,542
Tailored Brands, Inc.	7,400	149,184
Tilly’s, Inc.	2,900	44,950
Total		1,086,155
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	51

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	1,850	208,736
Movado Group, Inc.	3,650	181,770
Total		390,506
Total Consumer Discretionary		4,689,882
Consumer Staples 0.1%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	555	152,597
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	1,300	38,675
Jeronimo Martins SGPS SA	2,643	39,343
Koninklijke Ahold Delhaize NV	2,087	53,092
Loblaw Companies Ltd.	300	15,862
SpartanNash Co.	4,550	109,018
SUPERVALU, Inc.(b)	2,954	95,473
United Natural Foods, Inc.(b)	1,400	45,080
Wal-Mart de Mexico SAB de CV, Class V	34,535	100,820
Wesfarmers Ltd.	3,895	143,213
Total		640,576
Food Products —%
China Milk Products Group Ltd.(b),(c),(d),(e)	322,000	0
John B. Sanfilippo & Son, Inc.	2,150	165,271
Sanderson Farms, Inc.	765	77,135
Uni-President Enterprises Corp.	9,000	23,807
WH Group Ltd.	113,500	91,380
Total		357,593
Personal Products —%
Medifast, Inc.	130	22,318
Usana Health Sciences, Inc.(b)	1,375	181,844
Total		204,162
Tobacco —%
Eastern Tobacco	3,049	28,105
Imperial Brands PLC	3,529	135,347
Swedish Match AB	2,384	130,357
Total		293,809
Total Consumer Staples		1,648,737
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services —%
Diamond Offshore Drilling, Inc.(b)	7,950	152,640
Exterran Corp.(b)	1,900	52,668
ION Geophysical Corp.(b)	800	20,480
Matrix Service Co.(b)	2,500	49,875
Profire Energy, Inc.(b)	12,000	41,760
Rowan Companies PLC, Class A(b)	11,100	160,728
SEACOR Holdings, Inc.(b)	350	18,470
Total		496,621
Oil, Gas & Consumable Fuels 0.1%
Abraxas Petroleum Corp.(b)	6,800	17,680
Arch Coal, Inc.	200	16,918
California Resources Corp.(b)	1,175	42,782
China Petroleum & Chemical Corp., Class H	86,000	82,667
China Shenhua Energy Co., Ltd., Class H	34,500	78,223
CVR Energy, Inc.	4,200	165,018
Imperial Oil Ltd.	3,000	102,740
MOL Hungarian Oil & Gas PLC	6,200	60,848
OMV AG	1,251	70,744
Par Pacific Holdings, Inc.(b)	7,000	122,570
Peabody Energy Corp.	1,750	74,357
PTT PCL	87,000	134,054
REX American Resources Corp.(b)	632	48,664
Ship Finance International Ltd.	5,500	80,025
Southwestern Energy Co.(b)	7,300	37,522
W&T Offshore, Inc.(b)	21,100	146,434
Total		1,281,246
Total Energy		1,777,867
Financials 0.3%
Banks 0.2%
Agricultural Bank of China Ltd., Class H	241,000	117,115
Akbank TAS	5,643	8,283
BancFirst Corp.	1,175	72,968
Banco do Brasil SA	2,500	21,634
Bancorp, Inc. (The)(b)	13,600	132,056
Bank Leumi Le-Israel BM	13,577	85,036
Bank of Nova Scotia (The)	1,849	109,574

The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cathay General Bancorp	4,300	178,837
City Holding Co.	350	28,168
Credicorp Ltd.	42	9,608
CTBC Financial Holding Co., Ltd.	94,000	63,778
Customers Bancorp, Inc.(b)	5,240	133,463
Eagle Bancorp, Inc.(b)	1,600	86,480
Enterprise Financial Services Corp.	2,850	160,312
First Bancorp	525	21,746
First BanCorp(b)	20,900	171,798
First Financial Bancorp	1,050	31,868
First Merchants Corp.	3,300	155,760
Hana Financial Group, Inc.	615	24,728
Hancock Whitney Corp.	3,800	190,950
Hope Bancorp, Inc.	9,650	161,927
Industrial Bank of Korea	5,575	78,104
International Bancshares Corp.	3,190	141,795
Metropolitan Bank Holding Corp.(b)	400	19,656
OFG Bancorp	10,500	174,825
Preferred Bank	2,475	154,044
PT Bank Tabungan Negara Persero Tbk	39,200	6,420
S&T Bancorp, Inc.	3,800	170,088
Simmons First National Corp., Class A	1,600	47,680
Societe Generale SA	2,537	113,059
Standard Bank Group Ltd.	5,476	84,776
Toronto-Dominion Bank (The)	200	11,865
TriState Capital Holdings, Inc.(b)	750	22,050
Turkiye Garanti Bankasi AS	4,601	6,642
Turkiye Is Bankasi AS	38,620	39,831
UMB Financial Corp.	1,000	71,890
Total		3,108,814
Capital Markets —%
Artisan Partners Asset Management, Inc., Class A	1,700	58,565
China Huarong Asset Management Co., Ltd., Class H(f)	290,000	73,974
Cohen & Steers, Inc.	2,875	120,434
Houlihan Lokey, Inc.	1,525	74,969
Waddell & Reed Financial, Inc., Class A	7,600	157,396
Total		485,338
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance —%
Curo Group Holdings Corp.(b)	700	18,221
Encore Capital Group, Inc.(b)	2,350	84,835
Enova International, Inc.(b)	4,400	136,400
Green Dot Corp., Class A(b)	2,700	214,164
Nelnet, Inc., Class A	2,650	155,767
Total		609,387
Diversified Financial Services —%
EXOR NV	159	10,464
ORIX Corp.	2,600	42,114
Total		52,578
Insurance 0.1%
Aegon NV	18,583	122,601
Allianz SE, Registered Shares	774	171,186
American Equity Investment Life Holding Co.	5,750	205,447
Assicurazioni Generali SpA	6,772	120,366
AXA SA	5,059	127,780
CNO Financial Group, Inc.	8,850	180,098
CNP Assurances	663	15,506
Legal & General Group PLC	13,585	46,842
Universal Insurance Holdings, Inc.	3,848	170,851
Total		1,160,677
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	1,300	25,389
Arbor Realty Trust, Inc.	1,800	20,466
Invesco Mortgage Capital, Inc.	7,000	116,130
Ladder Capital Corp., Class A	10,100	161,499
Total		323,484
Thrifts & Mortgage Finance —%
Essent Group Ltd.(b)	5,200	199,680
Federal Agricultural Mortgage Corp.	1,820	171,608
Merchants Bancorp	1,600	39,216
MGIC Investment Corp.(b)	17,790	222,019
Radian Group, Inc.	11,350	217,352
Walker & Dunlop, Inc.	615	36,445
Total		886,320
Total Financials		6,626,598

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	53

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.2%
Biotechnology 0.1%
Adaptimmune Therapeutics PLC, ADR(b)	4,000	39,120
Alder Biopharmaceuticals, Inc.(b)	8,007	151,733
Atara Biotherapeutics, Inc.(b)	3,000	112,650
bluebird bio, Inc.(b)	910	140,959
Blueprint Medicines Corp.(b)	950	56,563
Clovis Oncology, Inc.(b)	850	37,519
Dynavax Technologies Corp.(b)	3,495	47,183
Enanta Pharmaceuticals, Inc.(b)	350	34,132
Global Blood Therapeutics, Inc.(b)	1,450	60,610
Immunomedics, Inc.(b)	7,950	190,244
Insmed, Inc.(b)	3,029	75,331
Keryx Biopharmaceuticals, Inc.(b)	8,975	38,054
Loxo Oncology, Inc.(b)	875	146,641
Nightstar Therapeutics PLC, ADR(b)	3,263	57,722
OncoMed Pharmaceuticals, Inc.(b)	9,100	19,019
Ovid Therapeutics, Inc.(b)	6,327	63,143
Puma Biotechnology, Inc.(b)	2,340	112,671
Sage Therapeutics, Inc.(b)	920	132,774
Sarepta Therapeutics(b)	875	101,710
Shire PLC	454	25,928
Spark Therapeutics, Inc.(b)	1,206	92,524
TESARO, Inc.(b)	1,585	55,206
uniQure NV(b)	3,100	95,759
Total		1,887,195
Health Care Equipment & Supplies —%
Angiodynamics, Inc.(b)	3,600	76,104
Haemonetics Corp.(b)	2,380	232,383
Integer Holdings Corp.(b)	2,800	200,060
Lantheus Holdings, Inc.(b)	1,062	15,346
LeMaitre Vascular, Inc.	3,850	138,600
SurModics, Inc.(b)	2,200	129,360
Total		791,853
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services —%
Alfresa Holdings Corp.	1,400	33,517
Magellan Health, Inc.(b)	1,900	138,225
Providence Service Corp. (The)(b)	2,150	150,672
RadNet, Inc.(b)	5,000	67,000
Tenet Healthcare Corp.(b)	5,000	188,150
Tivity Health, Inc.(b)	4,600	155,020
Triple-S Management Corp., Class B(b)	4,495	159,618
Total		892,202
Life Sciences Tools & Services —%
Luminex Corp.	2,450	82,957
Medpace Holdings, Inc.(b)	3,750	230,137
NeoGenomics, Inc.(b)	2,100	29,400
Total		342,494
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	2,140	144,557
ANI Pharmaceuticals, Inc.(b)	1,500	100,425
Astellas Pharma, Inc.	5,300	86,448
Bayer AG, Registered Shares	338	37,651
GlaxoSmithKline PLC	6,049	125,573
Lannett Co., Inc.(b)	12,050	153,637
Novartis AG, Registered Shares	696	58,511
Novo Nordisk A/S, Class B	1,565	78,133
Odonate Therapeutics, Inc.(b)	2,700	53,379
Phibro Animal Health Corp., Class A	2,400	114,960
Roche Holding AG, Genusschein Shares	774	189,992
Sanofi	308	26,785
Supernus Pharmaceuticals, Inc.(b)	1,720	91,074
Total		1,261,125
Total Health Care		5,174,869
Industrials 0.2%
Air Freight & Logistics —%
Forward Air Corp.	1,275	81,472
Royal Mail PLC	1,777	10,937
Total		92,409

The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines —%
Deutsche Lufthansa AG, Registered Shares	4,167	116,945
International Consolidated Airlines Group SA	12,221	113,553
Total		230,498
Building Products —%
Continental Building Product(b)	5,715	182,308
NCI Building Systems, Inc.(b)	9,750	155,513
Total		337,821
Commercial Services & Supplies —%
ACCO Brands Corp.	11,400	145,920
Brady Corp., Class A	1,450	55,463
Deluxe Corp.	1,325	78,082
Quad/Graphics, Inc.	7,300	150,088
SP Plus Corp.(b)	3,400	132,600
Total		562,153
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	885	38,829
CIMIC Group Ltd.	3,712	133,498
Comfort Systems U.S.A., Inc.	1,300	72,215
EMCOR Group, Inc.	2,600	200,070
Kajima Corp.	13,000	101,430
KBR, Inc.	5,800	115,884
Obayashi Corp.	2,000	20,880
Primoris Services Corp.	5,250	141,802
Taisei Corp.	2,600	144,597
Total		969,205
Electrical Equipment —%
Atkore International Group, Inc.(b)	7,200	170,352
Generac Holdings, Inc.(b)	3,750	201,562
Total		371,914
Industrial Conglomerates —%
CITIC Ltd.	84,000	119,069
Machinery 0.1%
Federal Signal Corp.	2,650	62,938
Global Brass & Copper Holdings, Inc.	3,300	108,735
Gorman-Rupp Co.	1,150	43,516
Harsco Corp.(b)	6,700	169,845
Hillenbrand, Inc.	3,800	190,760
Common Stocks (continued)
Issuer	Shares	Value ($)
Hyster-Yale Materials Handling, Inc.	250	16,440
Kadant, Inc.	1,340	129,444
Meritor, Inc.(b)	1,050	21,630
Milacron Holdings Corp.(b)	5,550	115,717
RBC Bearings, Inc.(b)	710	103,220
Rexnord Corp.(b)	6,200	187,488
SPX FLOW, Inc.(b)	2,450	116,424
Watts Water Technologies, Inc., Class A	300	25,665
Weichai Power Co., Ltd., Class H	32,000	39,150
Total		1,330,972
Marine —%
Genco Shipping & Trading Ltd.(b)	2,000	29,700
Professional Services —%
ICF International, Inc.	1,125	82,856
Kforce, Inc.	4,500	170,100
Korn/Ferry International	1,200	79,176
Total		332,132
Road & Rail —%
ArcBest Corp.	3,815	177,588
Avis Budget Group, Inc.(b)	4,100	142,885
Saia, Inc.(b)	1,175	88,536
USA Truck, Inc.(b)	900	19,638
Total		428,647
Trading Companies & Distributors —%
Applied Industrial Technologies, Inc.	2,655	198,196
ITOCHU Corp.	4,500	79,904
Kaman Corp.	2,500	165,550
Mitsubishi Corp.	200	5,590
Total		449,240
Total Industrials		5,253,760
Information Technology 0.2%
Communications Equipment —%
CalAmp Corp.(b)	7,150	162,734
Comtech Telecommunications Corp.	5,200	174,720
InterDigital, Inc.	2,170	178,917
NETGEAR, Inc.(b)	725	47,741
Netscout Systems, Inc.(b)	6,300	168,840
Total		732,952

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	55

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.1%
AU Optronics Corp.	31,000	13,417
AVX Corp.	2,000	41,560
Benchmark Electronics, Inc.	5,100	123,420
Hitachi Ltd.	20,000	139,815
KEMET Corp.(b)	6,850	178,031
Methode Electronics, Inc.	350	13,738
Tech Data Corp.(b)	1,560	130,120
TTM Technologies, Inc.(b)	3,500	60,760
Venture Corp., Ltd.	8,400	103,291
Vishay Intertechnology, Inc.	8,250	206,250
Total		1,010,402
Internet Software & Services 0.1%
Endurance International Group Holdings Inc(b)	5,900	48,380
Etsy, Inc.(b)	4,275	174,676
j2 Global, Inc.	2,200	186,648
Momo, Inc., ADR(b)	254	10,419
Stamps.com, Inc.(b)	825	215,325
XO Group, Inc.(b)	1,450	40,861
Yelp, Inc.(b)	4,875	179,790
YY, Inc., ADR(b)	433	40,369
Total		896,468
IT Services —%
CACI International, Inc., Class A(b)	400	70,080
Cass Information Systems, Inc.	325	21,889
CSG Systems International, Inc.	475	19,318
MAXIMUS, Inc.	3,125	202,531
Syntel, Inc.(b)	4,725	191,788
TTEC Holdings, Inc.	1,850	59,477
Total		565,083
Semiconductors & Semiconductor Equipment —%
Amkor Technology, Inc.(b)	15,545	134,931
Cirrus Logic, Inc.(b)	1,475	63,808
Diodes, Inc.(b)	4,985	185,243
Formfactor, Inc.(b)	1,900	24,605
GlobalWafers Co., Ltd.	3,000	50,785
SK Hynix, Inc.	748	57,813
Synaptics, Inc.(b)	3,725	186,660
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Electron Ltd.	700	122,710
Xcerra Corp.(b)	1,671	23,795
Total		850,350
Software —%
Imperva, Inc.(b)	3,550	164,187
MicroStrategy, Inc., Class A(b)	1,210	157,482
OneSpan, Inc.(b)	3,350	54,605
Paylocity Holding Corp.(b)	2,100	121,800
Progress Software Corp.	4,400	161,876
Total		659,950
Technology Hardware, Storage & Peripherals —%
Brother Industries Ltd.	600	12,240
Canon, Inc.	2,600	84,355
Immersion Corp.(b)	1,600	22,464
Micro-Star International Co., Ltd.	7,000	24,076
Samsung Electronics Co., Ltd.	4,500	186,796
Total		329,931
Total Information Technology		5,045,136
Materials 0.1%
Chemicals —%
Covestro AG	1,348	129,413
Kronos Worldwide, Inc.	4,700	106,878
Sinopec Shanghai Petrochemical Co., Ltd.	110,000	66,141
Trinseo SA	2,570	191,979
Total		494,411
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	28,946	94,148
Materion Corp.	3,080	193,116
Rio Tinto PLC	2,508	138,144
Schnitzer Steel Industries, Inc., Class A	4,550	149,922
Teck Resources Ltd., Class B	4,700	122,590
Warrior Met Coal, Inc.	5,800	150,046
Total		847,966

The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products —%
Boise Cascade Co.	3,900	168,675
Louisiana-Pacific Corp.	7,150	192,478
UPM-Kymmene OYJ	2,451	87,014
Verso Corp., Class A(b)	7,750	161,743
Total		609,910
Total Materials		1,952,287
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Armada Hoffler Properties, Inc.	2,600	39,260
Chatham Lodging Trust	1,400	30,156
Chesapeake Lodging Trust	3,950	126,479
CorEnergy Infrastructure Trust, Inc.	4,043	153,755
Cousins Properties, Inc.	4,700	43,804
DiamondRock Hospitality Co.	10,900	129,928
EastGroup Properties, Inc.	1,180	112,478
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	35,091	12,539
InfraREIT, Inc.	1,500	31,425
Investors Real Estate Trust	11,000	60,280
National Health Investors, Inc.	2,575	192,713
Pebblebrook Hotel Trust	4,800	185,040
PS Business Parks, Inc.	1,426	182,200
Ryman Hospitality Properties, Inc.	420	35,704
Sunstone Hotel Investors, Inc.	11,600	188,732
Tier REIT, Inc.	4,150	98,646
Washington Prime Group, Inc.	4,300	34,529
Xenia Hotels & Resorts, Inc.	7,950	193,900
Total		1,851,568
Real Estate Management & Development —%
Altisource Portfolio Solutions SA(b)	500	16,655
CK Asset Holdings Ltd.	9,500	72,756
Emaar Properties PJSC	47,406	68,291
HFF, Inc., Class A	3,250	146,282
Kerry Properties Ltd.	8,000	40,582
Marcus & Millichap, Inc.(b)	900	36,189
Shimao Property Holdings Ltd.	7,000	19,908
Total		400,663
Total Real Estate		2,252,231
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services —%
Diversified Telecommunication Services —%
ATN International, Inc.	200	12,776
China Communications Services Corp., Ltd., Class H	90,000	57,056
Nippon Telegraph & Telephone Corp.	1,900	87,882
Telenor ASA	5,561	108,743
Total		266,457
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	6,200	143,282
Total Telecommunication Services		409,739
Utilities 0.1%
Electric Utilities 0.1%
El Paso Electric Co.	2,675	166,653
Enel SpA	1,863	10,391
IDACORP, Inc.	1,340	126,282
Inter RAO UES PJSC	1,130,000	74,928
Manila Electric Co.	1,450	10,375
PNM Resources, Inc.	400	15,740
Portland General Electric Co.	3,820	173,275
Total		577,644
Gas Utilities —%
Chesapeake Utilities Corp.	1,675	140,449
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	3,350	181,737
Multi-Utilities —%
Centrica PLC	12,037	23,501
Engie SA	7,848	126,781
Total		150,282
Water Utilities —%
SJW Corp.	2,060	133,241
Total Utilities		1,183,353
Total Common Stocks (Cost $32,369,185)		36,014,459

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	57

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Equity Funds 54.5%
	Shares	Value ($)
International 15.4%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	9,233,082	66,385,859
Columbia Emerging Markets Fund, Institutional 3 Class(a)	7,751,388	100,845,554
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	6,854,590	67,654,806
Columbia Overseas Value Fund, Institutional 3 Class(a)	3,122,457	31,130,899
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	6,766,026	71,584,551
Total		337,601,669
U.S. Large Cap 37.8%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	4,428,700	120,549,228
Columbia Disciplined Core Fund, Institutional 3 Class(a)	9,379,259	120,523,482
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	8,599,721	88,663,121
Columbia Disciplined Value Fund, Institutional 3 Class(a)	15,882,329	173,593,852
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	1,399,683	63,965,517
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	8,278,393	120,036,694
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	4,049,680	73,744,669
Columbia Select Large-Cap Value Fund, Institutional 3 Class(a)	2,259,357	63,804,245
Total		824,880,808
U.S. Small Cap 1.3%
Columbia Select Smaller-Cap Value Fund, Institutional 3 Class(a),(b)	278,194	6,295,540
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	468,691	10,179,958
Columbia Small Cap Index Fund, Institutional 3 Class(a)	416,960	11,212,063
Total		27,687,561
Total Equity Funds (Cost $961,631,097)		1,190,170,038

Fixed-Income Funds 23.2%

Emerging Markets 1.1%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	2,268,129	25,244,281
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 7.2%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	20,804,191	59,499,986
Columbia Income Opportunities Fund, Institutional 3 Class(a)	10,072,583	96,898,247
Total		156,398,233
Inflation Protected Securities 0.5%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,083,316	10,302,338
Investment Grade 14.4%
Columbia Corporate Income Fund, Institutional 3 Class(a)	16,299,185	161,198,939
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	1,848,067	18,332,827
Columbia Quality Income Fund, Institutional 3 Class(a)	22,505,918	118,831,246
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	1,441,030	15,577,535
Total		313,940,547
Total Fixed-Income Funds (Cost $520,191,050)		505,885,399

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Banks —%
Itau Unibanco Holding SA	10,700	128,572
Total Financials		128,572
Total Preferred Stocks (Cost $117,266)		128,572

Money Market Funds 13.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(a),(g)	294,466,357	294,436,910
Total Money Market Funds (Cost $294,456,653)		294,436,910
Total Investments in Securities (Cost: $1,952,420,859)		2,166,610,241
Other Assets & Liabilities, Net		16,636,967
Net Assets		2,183,247,208

The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
At July 31, 2018, securities and/or cash totaling $14,778,110 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
85,000 BRL	22,815 USD	Morgan Stanley	09/12/2018	276	—
14,413,000 HUF	51,845 USD	Morgan Stanley	09/12/2018	—	(847)
189,000 ILS	52,152 USD	Morgan Stanley	09/12/2018	538	—
101,173,000 KRW	89,529 USD	Morgan Stanley	09/12/2018	—	(1,410)
429,000 MXN	22,478 USD	Morgan Stanley	09/12/2018	—	(377)
549,000 NOK	67,376 USD	Morgan Stanley	09/12/2018	—	(47)
51,000 SGD	37,403 USD	Morgan Stanley	09/12/2018	—	(88)
2,981,000 THB	89,484 USD	Morgan Stanley	09/12/2018	—	(204)
74,000 TRY	15,049 USD	Morgan Stanley	09/12/2018	304	—
22,037 USD	29,000 CAD	Morgan Stanley	09/12/2018	273	—
29,876 USD	434,056,000 IDR	Morgan Stanley	09/12/2018	126	—
149,388 USD	10,290,000 INR	Morgan Stanley	09/12/2018	75	—
44,614 USD	181,000 MYR	Morgan Stanley	09/12/2018	85	—
44,745 USD	1,366,000 TWD	Morgan Stanley	09/12/2018	58	—
44,906 USD	600,000 ZAR	Morgan Stanley	09/12/2018	409	—
Total				2,144	(2,973)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50	135	09/2018	EUR	4,758,750	112,763	—
FTSE 100 Index	365	09/2018	GBP	28,115,950	427,678	—
MSCI EAFE Index	221	09/2018	USD	22,147,515	—	(96,137)
Russell 2000 E-mini	349	09/2018	USD	29,183,380	—	(50,903)
S&P 500 E-mini	1,440	09/2018	USD	202,831,200	2,959,229	—
TOPIX Index	22	09/2018	JPY	384,560,000	—	(53,257)
U.S. Long Bond	122	09/2018	USD	17,800,581	102,442	—
U.S. Treasury 10-Year Note	12	09/2018	USD	1,441,931	1,877	—
U.S. Treasury 5-Year Note	438	09/2018	USD	49,715,575	23,121	—
U.S. Ultra Bond	180	09/2018	USD	28,508,456	—	(118,503)
Total					3,627,110	(318,800)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(907)	09/2018	USD	(49,717,205)	1,739,345	—

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	USD	12,529,000	(41,870)	—	—	—	(41,870)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	59

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	1,079,795	4,945	(46,254)	1,038,486	—	31,260	1,011,608	—	11,641,430
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(365,709)	—	4,046,239
Columbia Commodity Strategy Fund, Institutional 3 Class
	9,257,066	10,547	(362,023)	8,905,590	—	(14,551)	(2,705,015)	—	49,604,134
Columbia Contrarian Core Fund, Institutional 3 Class
	5,115,562	1,397	(688,259)	4,428,700	—	7,610,111	(10,344,866)	—	120,549,228
Columbia Contrarian Europe Fund, Institutional 3 Class
	9,628,851	3,085	(398,854)	9,233,082	—	633,932	(4,881,819)	—	66,385,859
Columbia Corporate Income Fund, Institutional 3 Class
	16,435,982	282,528	(419,325)	16,299,185	—	51,733	(5,314,230)	2,594,658	161,198,939
Columbia Disciplined Core Fund, Institutional 3 Class
	11,023,846	611	(1,645,198)	9,379,259	—	10,682,661	(9,283,646)	—	120,523,482
Columbia Disciplined Growth Fund, Institutional 3 Class
	9,636,834	793	(1,037,906)	8,599,721	—	1,688,563	306,239	—	88,663,121
Columbia Disciplined Small Core Fund, Institutional 3 Class
	1,244,035	1,125	(1,245,160)	—	—	(4,586,420)	4,430,399	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	16,530,865	4,130	(652,666)	15,882,329	—	1,198,887	(6,551,577)	—	173,593,852
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	2,571,926	5,280	(105,081)	2,472,125	—	(52,362)	(738,947)	—	23,287,412
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	2,266,469	59,799	(58,139)	2,268,129	—	(2,911)	(1,832,709)	649,264	25,244,281
Columbia Emerging Markets Fund, Institutional 3 Class
	8,152,466	3,277	(404,355)	7,751,388	—	1,704,506	(16,275,388)	—	100,845,554
Columbia High Yield Bond Fund, Institutional 3 Class
	20,909,613	515,679	(621,101)	20,804,191	—	(80,812)	(1,802,507)	1,411,960	59,499,986
Columbia Income Opportunities Fund, Institutional 3 Class
	10,112,626	257,368	(297,411)	10,072,583	—	37,055	(3,071,943)	2,370,401	96,898,247
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	1,117,062	1,509	(35,255)	1,083,316	—	4,096	17,551	—	10,302,338
Columbia Large Cap Growth Fund, Institutional 3 Class
	1,580,124	490	(180,931)	1,399,683	—	3,751,561	(2,028,557)	—	63,965,517
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	1,996,078	35,023	(183,034)	1,848,067	—	(38,605)	317,686	331,900	18,332,827
Columbia Multi-Asset Income Fund, Institutional 3 Class
	5,179,971	190,525	—	5,370,496	—	—	(1,915,941)	1,822,682	51,395,648
Columbia Overseas Core Fund, Institutional 3 Class
	—	6,854,590	—	6,854,590	—	—	(1,652,194)	—	67,654,806
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Overseas Value Fund, Institutional 3 Class
	10,009,973	59,939	(6,947,455)	3,122,457	391,908	10,277,571	(16,571,828)	85,009	31,130,899
Columbia Pacific/Asia Fund, Institutional 3 Class
	6,715,411	315,927	(265,312)	6,766,026	3,381,843	1,010,397	(10,832,585)	—	71,584,551
Columbia Quality Income Fund, Institutional 3 Class
	22,731,787	364,101	(589,970)	22,505,918	—	(115,657)	(1,247,092)	1,720,146	118,831,246
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	6,949,940	1,823,576	(495,123)	8,278,393	4,084,764	978,973	(4,987,510)	168,712	120,036,694
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	4,369,718	291,554	(611,592)	4,049,680	5,371,535	4,123,503	(5,901,268)	—	73,744,669
Columbia Select Large-Cap Value Fund, Institutional 3 Class
	2,413,643	979	(155,265)	2,259,357	—	2,034,374	(3,326,136)	—	63,804,245
Columbia Select Smaller-Cap Value Fund, Institutional 3 Class
	303,390	230	(25,426)	278,194	—	62,392	2,005	—	6,295,540
Columbia Short-Term Cash Fund, 2.035%
	293,866,699	124,765,448	(124,165,790)	294,466,357	—	(6,032)	(23,107)	2,578,725	294,436,910
Columbia Small Cap Growth Fund I, Institutional 3 Class
	535,718	605	(67,632)	468,691	—	(701,448)	1,358,164	—	10,179,958
Columbia Small Cap Index Fund, Institutional 3 Class
	—	416,960	—	416,960	175,087	—	517,709	4,804	11,212,063
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	1,462,553	17,478	(39,001)	1,441,030	—	(37,623)	(151,795)	148,160	15,577,535
Total					13,405,137	40,245,154	(103,845,008)	13,886,421	2,130,467,210

(b)	Non-income producing investment.
(c)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2018, the value of these securities amounted to $0, which represents less than 0.01% of net assets.
(d)	Negligible market value.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $73,974, which represents less than 0.01% of net assets.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	61

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Currency Legend  (continued)
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	139,974,863	—	—	—	139,974,863
Common Stocks
Consumer Discretionary	3,984,924	704,958	—	—	4,689,882
Consumer Staples	1,004,093	644,644	0*	—	1,648,737
Energy	1,351,331	426,536	—	—	1,777,867
Financials	5,267,993	1,358,605	—	—	6,626,598
Health Care	4,512,331	662,538	—	—	5,174,869
Industrials	4,329,378	924,382	—	—	5,253,760
Information Technology	4,249,838	795,298	—	—	5,045,136
Materials	1,437,427	514,860	—	—	1,952,287
Real Estate	2,038,155	214,076	—	—	2,252,231
Telecommunication Services	156,058	253,681	—	—	409,739
Utilities	937,377	245,976	—	—	1,183,353
Total Common Stocks	29,268,905	6,745,554	0*	—	36,014,459
Equity Funds	1,190,170,038	—	—	—	1,190,170,038
Fixed-Income Funds	505,885,399	—	—	—	505,885,399
Preferred Stocks
Financials	128,572	—	—	—	128,572
Money Market Funds	—	—	—	294,436,910	294,436,910
Total Investments in Securities	1,865,427,777	6,745,554	0*	294,436,910	2,166,610,241
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,144	—	—	2,144
Futures Contracts	5,366,455	—	—	—	5,366,455
Liability
Forward Foreign Currency Exchange Contracts	—	(2,973)	—	—	(2,973)
Futures Contracts	(318,800)	—	—	—	(318,800)
Swap Contracts	—	(41,870)	—	—	(41,870)
Total	1,870,475,432	6,702,855	0*	294,436,910	2,171,615,197

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	63

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain common stock classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, and the position of the security within the respective company’s capital structure. Significant increases (decreases) to any of these inputs would result in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Alternative Strategies Funds 6.5%
	Shares	Value ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class(a),(b)	179,564	2,012,909
Columbia Alternative Beta Fund, Institutional 3 Class(a)	468,857	4,046,239
Columbia Commodity Strategy Fund, Institutional 3 Class(a)	3,806,883	21,204,336
Columbia Diversified Absolute Return Fund, Institutional 3 Class(a),(b)	753,564	7,098,577
Columbia Multi-Asset Income Fund, Institutional 3 Class(a)	1,548,417	14,818,354
Total Alternative Strategies Funds (Cost $50,861,453)		49,180,415

Common Stocks 2.8%
Issuer	Shares	Value ($)
Consumer Discretionary 0.4%
Auto Components 0.1%
Dana, Inc.	1,025	21,884
Magna International, Inc.	2,703	164,650
Modine Manufacturing Co.(b)	1,700	29,665
Tenneco, Inc.	1,690	77,909
Total		294,108
Automobiles 0.1%
Fiat Chrysler Automobiles NV(b)	7,174	122,462
Peugeot SA	769	22,130
Subaru Corp.	2,800	81,831
Suzuki Motor Corp.	2,300	135,281
Winnebago Industries, Inc.	1,520	60,648
Total		422,352
Diversified Consumer Services —%
Adtalem Global Education, Inc.(b)	1,740	94,917
American Public Education, Inc.(b)	230	10,143
Sotheby’s (b)	1,350	71,698
Weight Watchers International, Inc.(b)	790	70,729
Total		247,487
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure —%
Bloomin’ Brands, Inc.	1,525	29,493
Brinker International, Inc.	1,700	80,189
Cracker Barrel Old Country Store, Inc.	385	56,401
Penn National Gaming, Inc.(b)	1,675	53,684
Total		219,767
Household Durables 0.1%
Berkeley Group Holdings PLC	2,328	114,066
La-Z-Boy, Inc.	675	20,588
Persimmon PLC	2,784	90,696
Taylor Wimpey PLC	45,369	104,181
TRI Pointe Group, Inc.(b)	1,600	22,672
Zagg, Inc.(b)	3,875	57,737
Total		409,940
Leisure Products —%
Sturm Ruger & Co., Inc.	1,180	63,956
Media —%
Entravision Communications Corp., Class A	13,900	67,415
Gannett Co., Inc.	6,550	69,233
National CineMedia, Inc.	5,000	41,300
World Wrestling Entertainment, Inc., Class A	650	51,422
Total		229,370
Multiline Retail —%
Next PLC	2,137	166,500
Specialty Retail 0.1%
Abercrombie & Fitch Co., Class A	3,025	71,662
American Eagle Outfitters, Inc.	2,800	70,504
Asbury Automotive Group, Inc.(b)	350	24,605
Hibbett Sports, Inc.(b)	2,750	63,112
Restoration Hardware Holdings, Inc.(b)	610	82,875
Signet Jewelers Ltd.	1,470	84,878
Tailored Brands, Inc.	3,300	66,528
Tilly’s, Inc.	1,300	20,150
Total		484,314
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	65

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods —%
Deckers Outdoor Corp.(b)	825	93,085
Movado Group, Inc.	1,625	80,925
Total		174,010
Total Consumer Discretionary		2,711,804
Consumer Staples 0.2%
Beverages —%
Boston Beer Co., Inc. (The), Class A(b)	247	67,913
Food & Staples Retailing 0.1%
Ingles Markets, Inc., Class A	600	17,850
Jeronimo Martins SGPS SA	3,131	46,608
Koninklijke Ahold Delhaize NV	2,472	62,886
Loblaw Companies Ltd.	400	21,149
SpartanNash Co.	2,000	47,920
SUPERVALU, Inc.(b)	1,304	42,145
United Natural Foods, Inc.(b)	630	20,286
Wal-Mart de Mexico SAB de CV, Class V	40,912	119,436
Wesfarmers Ltd.	4,623	169,980
Total		548,260
Food Products —%
John B. Sanfilippo & Son, Inc.	960	73,795
Sanderson Farms, Inc.	340	34,282
Uni-President Enterprises Corp.	11,000	29,097
WH Group Ltd.	134,500	108,288
Total		245,462
Personal Products —%
Medifast, Inc.	60	10,301
Usana Health Sciences, Inc.(b)	610	80,672
Total		90,973
Tobacco 0.1%
Eastern Tobacco	3,619	33,359
Imperial Brands PLC	4,181	160,353
Swedish Match AB	2,829	154,690
Total		348,402
Total Consumer Staples		1,301,010
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 0.1%
Energy Equipment & Services —%
Diamond Offshore Drilling, Inc.(b)	3,525	67,680
Exterran Corp.(b)	825	22,869
ION Geophysical Corp.(b)	375	9,600
Matrix Service Co.(b)	1,125	22,444
Profire Energy, Inc.(b)	5,300	18,444
Rowan Companies PLC, Class A(b)	4,950	71,676
SEACOR Holdings, Inc.(b)	160	8,443
Total		221,156
Oil, Gas & Consumable Fuels 0.1%
Abraxas Petroleum Corp.(b)	3,000	7,800
Arch Coal, Inc.	90	7,613
California Resources Corp.(b)	520	18,933
China Petroleum & Chemical Corp., Class H	102,000	98,047
China Shenhua Energy Co., Ltd., Class H	41,000	92,960
CVR Energy, Inc.	1,865	73,276
Imperial Oil Ltd.	3,600	123,289
MOL Hungarian Oil & Gas PLC	7,345	72,085
OMV AG	1,482	83,807
Par Pacific Holdings, Inc.(b)	3,125	54,719
Peabody Energy Corp.	780	33,142
PTT PCL	103,000	158,708
REX American Resources Corp.(b)	284	21,868
Ship Finance International Ltd.	2,400	34,920
Southwestern Energy Co.(b)	3,200	16,448
W&T Offshore, Inc.(b)	9,400	65,236
Total		962,851
Total Energy		1,184,007
Financials 0.5%
Banks 0.3%
Agricultural Bank of China Ltd., Class H	286,000	138,983
Akbank TAS	6,703	9,839
BancFirst Corp.	530	32,913
Banco do Brasil SA	3,000	25,961
Bancorp, Inc. (The)(b)	6,050	58,745
Bank Leumi Le-Israel BM	16,084	100,739
Bank of Nova Scotia (The)	2,226	131,916

The accompanying Notes to Financial Statements are an integral part of this statement.
66	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Cathay General Bancorp	1,925	80,061
City Holding Co.	160	12,877
Credicorp Ltd.	50	11,439
CTBC Financial Holding Co., Ltd.	112,000	75,991
Customers Bancorp, Inc.(b)	2,316	58,989
Eagle Bancorp, Inc.(b)	710	38,375
Enterprise Financial Services Corp.	1,270	71,437
First Bancorp	230	9,527
First BanCorp(b)	9,300	76,446
First Financial Bancorp	475	14,416
First Merchants Corp.	1,500	70,800
Hana Financial Group, Inc.	729	29,311
Hancock Whitney Corp.	1,700	85,425
Hope Bancorp, Inc.	4,275	71,734
Industrial Bank of Korea	6,617	92,703
International Bancshares Corp.	1,395	62,008
Metropolitan Bank Holding Corp.(b)	180	8,845
OFG Bancorp	4,650	77,422
Preferred Bank	1,110	69,086
PT Bank Tabungan Negara Persero Tbk	46,500	7,616
S&T Bancorp, Inc.	1,700	76,092
Simmons First National Corp., Class A	725	21,605
Societe Generale SA	3,004	133,870
Standard Bank Group Ltd.	6,487	100,427
Toronto-Dominion Bank (The)	200	11,865
TriState Capital Holdings, Inc.(b)	350	10,290
Turkiye Garanti Bankasi AS	5,451	7,869
Turkiye Is Bankasi AS	45,751	47,186
UMB Financial Corp.	450	32,350
Total		1,965,158
Capital Markets —%
Artisan Partners Asset Management, Inc., Class A	750	25,838
China Huarong Asset Management Co., Ltd., Class H(c)	344,000	87,749
Cohen & Steers, Inc.	1,280	53,619
Houlihan Lokey, Inc.	670	32,937
Waddell & Reed Financial, Inc., Class A	3,375	69,896
Total		270,039
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance —%
Curo Group Holdings Corp.(b)	325	8,460
Encore Capital Group, Inc.(b)	1,050	37,905
Enova International, Inc.(b)	1,950	60,450
Green Dot Corp., Class A(b)	1,200	95,184
Nelnet, Inc., Class A	1,165	68,478
Total		270,477
Diversified Financial Services —%
EXOR NV	189	12,439
ORIX Corp.	3,100	50,212
Total		62,651
Insurance 0.1%
Aegon NV	22,055	145,507
Allianz SE, Registered Shares	916	202,592
American Equity Investment Life Holding Co.	2,550	91,112
Assicurazioni Generali SpA	8,021	142,566
AXA SA	6,009	151,775
CNO Financial Group, Inc.	3,950	80,383
CNP Assurances	787	18,406
Legal & General Group PLC	16,100	55,514
Universal Insurance Holdings, Inc.	1,706	75,746
Total		963,601
Mortgage Real Estate Investment Trusts (REITS) —%
AG Mortgage Investment Trust, Inc.	575	11,230
Arbor Realty Trust, Inc.	800	9,096
Invesco Mortgage Capital, Inc.	3,100	51,429
Ladder Capital Corp., Class A	4,500	71,955
Total		143,710
Thrifts & Mortgage Finance 0.1%
Essent Group Ltd.(b)	2,310	88,704
Federal Agricultural Mortgage Corp.	805	75,903
Merchants Bancorp	700	17,157
MGIC Investment Corp.(b)	7,935	99,029
Radian Group, Inc.	5,050	96,707
Walker & Dunlop, Inc.	275	16,297
Total		393,797
Total Financials		4,069,433

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	67

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.4%
Biotechnology 0.1%
Adaptimmune Therapeutics PLC, ADR(b)	1,800	17,604
Alder Biopharmaceuticals, Inc.(b)	3,540	67,083
Atara Biotherapeutics, Inc.(b)	1,350	50,692
bluebird bio, Inc.(b)	405	62,734
Blueprint Medicines Corp.(b)	425	25,305
Clovis Oncology, Inc.(b)	375	16,553
Dynavax Technologies Corp.(b)	1,525	20,588
Enanta Pharmaceuticals, Inc.(b)	150	14,628
Global Blood Therapeutics, Inc.(b)	660	27,588
Immunomedics, Inc.(b)	3,550	84,951
Insmed, Inc.(b)	1,355	33,699
Keryx Biopharmaceuticals, Inc.(b)	3,980	16,875
Loxo Oncology, Inc.(b)	390	65,360
Nightstar Therapeutics PLC, ADR(b)	1,439	25,456
OncoMed Pharmaceuticals, Inc.(b)	4,000	8,360
Ovid Therapeutics, Inc.(b)	2,749	27,435
Puma Biotechnology, Inc.(b)	1,025	49,354
Sage Therapeutics, Inc.(b)	410	59,171
Sarepta Therapeutics(b)	385	44,752
Shire PLC	538	30,725
Spark Therapeutics, Inc.(b)	525	40,278
TESARO, Inc.(b)	700	24,381
uniQure NV(b)	1,375	42,474
Total		856,046
Health Care Equipment & Supplies 0.1%
Angiodynamics, Inc.(b)	1,600	33,824
Haemonetics Corp.(b)	1,055	103,010
Integer Holdings Corp.(b)	1,240	88,598
Lantheus Holdings, Inc.(b)	465	6,719
LeMaitre Vascular, Inc.	1,725	62,100
SurModics, Inc.(b)	980	57,624
Total		351,875
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	1,700	40,700
Magellan Health, Inc.(b)	845	61,474
Providence Service Corp. (The)(b)	960	67,277
RadNet, Inc.(b)	2,200	29,480
Tenet Healthcare Corp.(b)	2,220	83,538
Tivity Health, Inc.(b)	2,050	69,085
Triple-S Management Corp., Class B(b)	1,990	70,665
Total		422,219
Life Sciences Tools & Services —%
Luminex Corp.	1,100	37,246
Medpace Holdings, Inc.(b)	1,665	102,181
NeoGenomics, Inc.(b)	950	13,300
Total		152,727
Pharmaceuticals 0.1%
Aerie Pharmaceuticals, Inc.(b)	950	64,173
ANI Pharmaceuticals, Inc.(b)	660	44,187
Astellas Pharma, Inc.	6,300	102,759
Bayer AG, Registered Shares	401	44,668
GlaxoSmithKline PLC	7,179	149,031
Lannett Co., Inc.(b)	5,375	68,531
Novartis AG, Registered Shares	827	69,524
Novo Nordisk A/S, Class B	1,855	92,611
Odonate Therapeutics, Inc.(b)	1,200	23,724
Phibro Animal Health Corp., Class A	1,065	51,014
Roche Holding AG, Genusschein Shares	917	225,094
Sanofi	365	31,742
Supernus Pharmaceuticals, Inc.(b)	775	41,036
Total		1,008,094
Total Health Care		2,790,961
Industrials 0.4%
Air Freight & Logistics —%
Forward Air Corp.	520	33,228
Royal Mail PLC	2,106	12,961
Total		46,189

The accompanying Notes to Financial Statements are an integral part of this statement.
68	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 0.1%
Deutsche Lufthansa AG, Registered Shares	4,937	138,554
International Consolidated Airlines Group SA	14,504	134,766
Total		273,320
Building Products —%
Continental Building Product(b)	2,540	81,026
NCI Building Systems, Inc.(b)	4,325	68,984
Total		150,010
Commercial Services & Supplies —%
ACCO Brands Corp.	5,050	64,640
Brady Corp., Class A	640	24,480
Deluxe Corp.	590	34,769
Quad/Graphics, Inc.	3,225	66,306
SP Plus Corp.(b)	1,510	58,890
Total		249,085
Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	1,048	45,980
CIMIC Group Ltd.	4,406	158,457
Comfort Systems U.S.A., Inc.	600	33,330
EMCOR Group, Inc.	1,200	92,340
Kajima Corp.	15,000	117,035
KBR, Inc.	2,600	51,948
Obayashi Corp.	2,400	25,056
Primoris Services Corp.	2,350	63,473
Taisei Corp.	3,100	172,404
Total		760,023
Electrical Equipment —%
Atkore International Group, Inc.(b)	3,200	75,712
Generac Holdings, Inc.(b)	1,630	87,612
Total		163,324
Industrial Conglomerates —%
CITIC Ltd.	100,000	141,748
Machinery 0.1%
Federal Signal Corp.	1,175	27,906
Global Brass & Copper Holdings, Inc.	1,470	48,436
Gorman-Rupp Co.	525	19,866
Harsco Corp.(b)	2,975	75,416
Hillenbrand, Inc.	1,700	85,340
Common Stocks (continued)
Issuer	Shares	Value ($)
Hyster-Yale Materials Handling, Inc.	110	7,234
Kadant, Inc.	595	57,477
Meritor, Inc.(b)	450	9,270
Milacron Holdings Corp.(b)	2,475	51,604
RBC Bearings, Inc.(b)	315	45,795
Rexnord Corp.(b)	2,750	83,160
SPX FLOW, Inc.(b)	1,090	51,797
Watts Water Technologies, Inc., Class A	130	11,121
Weichai Power Co., Ltd., Class H	38,000	46,491
Total		620,913
Marine —%
Genco Shipping & Trading Ltd.(b)	875	12,994
Professional Services —%
ICF International, Inc.	510	37,562
Kforce, Inc.	2,000	75,600
Korn/Ferry International	500	32,990
Total		146,152
Road & Rail —%
ArcBest Corp.	1,690	78,669
Avis Budget Group, Inc.(b)	1,820	63,427
Saia, Inc.(b)	520	39,182
USA Truck, Inc.(b)	400	8,728
Total		190,006
Trading Companies & Distributors 0.1%
Applied Industrial Technologies, Inc.	1,180	88,087
ITOCHU Corp.	5,300	94,109
Kaman Corp.	1,110	73,504
Mitsubishi Corp.	200	5,591
Total		261,291
Total Industrials		3,015,055
Information Technology 0.4%
Communications Equipment —%
CalAmp Corp.(b)	3,175	72,263
Comtech Telecommunications Corp.	2,325	78,120
InterDigital, Inc.	960	79,152
NETGEAR, Inc.(b)	330	21,731
Netscout Systems, Inc.(b)	2,800	75,040
Total		326,306

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	69

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 0.1%
AU Optronics Corp.	37,000	16,013
AVX Corp.	875	18,183
Benchmark Electronics, Inc.	2,275	55,055
Hitachi Ltd.	24,000	167,778
KEMET Corp.(b)	3,050	79,269
Methode Electronics, Inc.	160	6,280
Tech Data Corp.(b)	690	57,553
TTM Technologies, Inc.(b)	1,550	26,908
Venture Corp., Ltd.	10,000	122,966
Vishay Intertechnology, Inc.	3,650	91,250
Total		641,255
Internet Software & Services 0.1%
Endurance International Group Holdings Inc(b)	2,600	21,320
Etsy, Inc.(b)	1,895	77,429
j2 Global, Inc.	983	83,398
Momo, Inc., ADR(b)	301	12,347
Stamps.com, Inc.(b)	368	96,048
XO Group, Inc.(b)	650	18,317
Yelp, Inc.(b)	2,160	79,661
YY, Inc., ADR(b)	514	47,920
Total		436,440
IT Services —%
CACI International, Inc., Class A(b)	200	35,040
Cass Information Systems, Inc.	140	9,429
CSG Systems International, Inc.	210	8,541
MAXIMUS, Inc.	1,390	90,086
Syntel, Inc.(b)	2,100	85,239
TTEC Holdings, Inc.	840	27,006
Total		255,341
Semiconductors & Semiconductor Equipment 0.1%
Amkor Technology, Inc.(b)	6,870	59,632
Cirrus Logic, Inc.(b)	650	28,119
Diodes, Inc.(b)	2,220	82,495
Formfactor, Inc.(b)	850	11,008
GlobalWafers Co., Ltd.	4,000	67,713
SK Hynix, Inc.	886	68,479
Synaptics, Inc.(b)	1,650	82,682
Common Stocks (continued)
Issuer	Shares	Value ($)
Tokyo Electron Ltd.	800	140,240
Xcerra Corp.(b)	727	10,352
Total		550,720
Software —%
Imperva, Inc.(b)	1,580	73,075
MicroStrategy, Inc., Class A(b)	535	69,630
OneSpan, Inc.(b)	1,525	24,858
Paylocity Holding Corp.(b)	900	52,200
Progress Software Corp.	1,955	71,924
Total		291,687
Technology Hardware, Storage & Peripherals 0.1%
Brother Industries Ltd.	700	14,279
Canon, Inc.	3,100	100,577
Immersion Corp.(b)	700	9,828
Micro-Star International Co., Ltd.	8,000	27,516
Samsung Electronics Co., Ltd.	5,350	222,080
Total		374,280
Total Information Technology		2,876,029
Materials 0.2%
Chemicals 0.1%
Covestro AG	1,598	153,414
Kronos Worldwide, Inc.	2,075	47,186
Sinopec Shanghai Petrochemical Co., Ltd.	130,000	78,167
Trinseo SA	1,100	82,170
Total		360,937
Metals & Mining 0.1%
Fortescue Metals Group Ltd.	34,305	111,579
Materion Corp.	1,370	85,899
Rio Tinto PLC	2,972	163,701
Schnitzer Steel Industries, Inc., Class A	2,025	66,724
Teck Resources Ltd., Class B	5,600	146,064
Warrior Met Coal, Inc.	2,575	66,615
Total		640,582

The accompanying Notes to Financial Statements are an integral part of this statement.
70	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Paper & Forest Products —%
Boise Cascade Co.	1,700	73,525
Louisiana-Pacific Corp.	3,175	85,471
UPM-Kymmene OYJ	2,904	103,096
Verso Corp., Class A(b)	3,450	72,002
Total		334,094
Total Materials		1,335,613
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Armada Hoffler Properties, Inc.	1,150	17,365
Chatham Lodging Trust	625	13,463
Chesapeake Lodging Trust	1,750	56,035
CorEnergy Infrastructure Trust, Inc.	1,758	66,857
Cousins Properties, Inc.	2,100	19,572
DiamondRock Hospitality Co.	4,850	57,812
EastGroup Properties, Inc.	525	50,043
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	41,570	14,854
InfraREIT, Inc.	675	14,141
Investors Real Estate Trust	4,900	26,852
National Health Investors, Inc.	1,140	85,318
Pebblebrook Hotel Trust	2,130	82,111
PS Business Parks, Inc.	633	80,878
Ryman Hospitality Properties, Inc.	185	15,727
Sunstone Hotel Investors, Inc.	5,150	83,790
Tier REIT, Inc.	1,850	43,975
Washington Prime Group, Inc.	1,900	15,257
Xenia Hotels & Resorts, Inc.	3,525	85,975
Total		830,025
Real Estate Management & Development —%
Altisource Portfolio Solutions SA(b)	225	7,495
CK Asset Holdings Ltd.	11,500	88,073
Emaar Properties PJSC	56,159	80,900
HFF, Inc., Class A	1,440	64,814
Kerry Properties Ltd.	9,500	48,191
Marcus & Millichap, Inc.(b)	400	16,084
Shimao Property Holdings Ltd.	8,500	24,174
Total		329,731
Total Real Estate		1,159,756
Common Stocks (continued)
Issuer	Shares	Value ($)
Telecommunication Services —%
Diversified Telecommunication Services —%
ATN International, Inc.	100	6,388
China Communications Services Corp., Ltd., Class H	106,000	67,200
Nippon Telegraph & Telephone Corp.	2,300	106,383
Telenor ASA	6,600	129,060
Total		309,031
Wireless Telecommunication Services —%
Boingo Wireless, Inc.(b)	2,800	64,708
Total Telecommunication Services		373,739
Utilities 0.1%
Electric Utilities 0.1%
El Paso Electric Co.	1,190	74,137
Enel SpA	2,207	12,310
IDACORP, Inc.	595	56,073
Inter RAO UES PJSC	1,341,000	88,919
Manila Electric Co.	1,720	12,307
PNM Resources, Inc.	200	7,870
Portland General Electric Co.	1,659	75,252
Total		326,868
Gas Utilities —%
Chesapeake Utilities Corp.	765	64,145
Independent Power and Renewable Electricity Producers —%
Ormat Technologies, Inc.	1,490	80,833
Multi-Utilities —%
Centrica PLC	14,266	27,853
Engie SA	9,315	150,480
Total		178,333
Water Utilities —%
SJW Corp.	915	59,182
Total Utilities		709,361
Total Common Stocks (Cost $19,491,958)		21,526,768

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	71

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Equity Funds 70.9%
	Shares	Value ($)
International 18.8%
Columbia Contrarian Europe Fund, Institutional 3 Class(a)	3,058,290	21,989,106
Columbia Emerging Markets Fund, Institutional 3 Class(a)	3,797,886	49,410,503
Columbia Overseas Core Fund, Institutional 3 Class(a),(b)	2,555,972	25,227,447
Columbia Overseas Value Fund, Institutional 3 Class(a)	1,670,124	16,651,131
Columbia Pacific/Asia Fund, Institutional 3 Class(a)	2,841,522	30,063,299
Total		143,341,486
U.S. Large Cap 48.9%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	1,967,790	53,563,240
Columbia Disciplined Core Fund, Institutional 3 Class(a)	4,164,048	53,508,013
Columbia Disciplined Growth Fund, Institutional 3 Class(a)	4,901,042	50,529,744
Columbia Disciplined Value Fund, Institutional 3 Class(a)	6,877,400	75,169,976
Columbia Large Cap Growth Fund, Institutional 3 Class(a)	493,587	22,556,940
Columbia Select Large Cap Equity Fund, Institutional 3 Class(a)	3,687,677	53,471,310
Columbia Select Large Cap Growth Fund, Institutional 3 Class(a),(b)	1,944,919	35,416,977
Columbia Select Large-Cap Value Fund, Institutional 3 Class(a)	1,004,395	28,364,127
Total		372,580,327
U.S. Small Cap 3.2%
Columbia Select Smaller-Cap Value Fund, Institutional 3 Class(a),(b)	379,689	8,592,352
Columbia Small Cap Growth Fund I, Institutional 3 Class(a),(b)	169,120	3,673,285
Columbia Small Cap Index Fund, Institutional 3 Class(a)	452,593	12,170,236
Total		24,435,873
Total Equity Funds (Cost $437,527,142)		540,357,686

Fixed-Income Funds 11.5%

Emerging Markets 0.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	306,841	3,415,142
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 5.4%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	8,862,519	25,346,805
Columbia Income Opportunities Fund, Institutional 3 Class(a)	1,679,148	16,153,398
Total		41,500,203
Investment Grade 5.6%
Columbia Corporate Income Fund, Institutional 3 Class(a)	2,938,378	29,060,563
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	449,455	4,458,590
Columbia Quality Income Fund, Institutional 3 Class(a)	1,726,055	9,113,572
Total		42,632,725
Total Fixed-Income Funds (Cost $89,286,490)		87,548,070

Preferred Stocks 0.0%
Issuer	Shares	Value ($)
Financials —%
Banks —%
Itau Unibanco Holding SA	12,700	152,604
Total Financials		152,604
Total Preferred Stocks (Cost $139,263)		152,604

Money Market Funds 7.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.035%(a),(d)	58,971,672	58,965,775
Total Money Market Funds (Cost $58,969,550)		58,965,775
Total Investments in Securities (Cost: $656,275,856)		757,731,318
Other Assets & Liabilities, Net		4,898,267
Net Assets		762,629,585

At July 31, 2018, securities and/or cash totaling $4,440,980 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
72	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
100,000 BRL	26,841 USD	Morgan Stanley	09/12/2018	325	—
17,074,000 HUF	61,417 USD	Morgan Stanley	09/12/2018	—	(1,002)
223,000 ILS	61,533 USD	Morgan Stanley	09/12/2018	634	—
119,850,000 KRW	106,057 USD	Morgan Stanley	09/12/2018	—	(1,671)
508,000 MXN	26,618 USD	Morgan Stanley	09/12/2018	—	(447)
650,000 NOK	79,771 USD	Morgan Stanley	09/12/2018	—	(55)
60,000 SGD	44,003 USD	Morgan Stanley	09/12/2018	—	(104)
3,531,000 THB	105,994 USD	Morgan Stanley	09/12/2018	—	(242)
87,000 TRY	17,693 USD	Morgan Stanley	09/12/2018	358	—
26,596 USD	35,000 CAD	Morgan Stanley	09/12/2018	329	—
35,392 USD	514,195,000 IDR	Morgan Stanley	09/12/2018	149	—
176,957 USD	12,189,000 INR	Morgan Stanley	09/12/2018	89	—
52,995 USD	215,000 MYR	Morgan Stanley	09/12/2018	101	—
48,447 USD	1,479,000 TWD	Morgan Stanley	09/12/2018	63	—
53,213 USD	711,000 ZAR	Morgan Stanley	09/12/2018	485	—
Total				2,533	(3,521)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	155	09/2018	GBP	11,939,650	181,617	—
MSCI EAFE Index	109	09/2018	USD	10,923,435	—	(47,416)
Russell 2000 E-mini	2	09/2018	USD	167,240	—	(1,070)
S&P 500 E-mini	484	09/2018	USD	68,173,820	994,629	—
U.S. Long Bond	27	09/2018	USD	3,939,473	22,672	—
U.S. Treasury 5-Year Note	25	09/2018	USD	2,837,647	1,320	—
U.S. Ultra Bond	95	09/2018	USD	15,046,129	—	(62,543)
Total					1,200,238	(111,029)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI Emerging Markets Index	(372)	09/2018	USD	(20,391,180)	713,381	—
Russell 2000 E-mini	(23)	09/2018	USD	(1,923,260)	2,197	—
U.S. Treasury 10-Year Note	(13)	09/2018	USD	(1,562,091)	—	(1,836)
Total					715,578	(1,836)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America Investment Grade Index, Series 30	Morgan Stanley	06/20/2023	1.000	Quarterly	USD	3,759,000	(12,562)	—	—	—	(12,562)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	73

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Absolute Return Currency and Income Fund, Institutional 3 Class
	200,397	4,976	(25,809)	179,564	—	25,974	169,513	—	2,012,909
Columbia Alternative Beta Fund, Institutional 3 Class
	468,857	—	—	468,857	—	—	(365,709)	—	4,046,239
Columbia Commodity Strategy Fund, Institutional 3 Class
	3,894,485	37,017	(124,619)	3,806,883	—	(2,358)	(1,149,495)	—	21,204,336
Columbia Contrarian Core Fund, Institutional 3 Class
	2,280,805	12,706	(325,721)	1,967,790	—	3,914,689	(5,051,444)	—	53,563,240
Columbia Contrarian Europe Fund, Institutional 3 Class
	3,110,561	19,855	(72,126)	3,058,290	—	115,116	(1,485,192)	—	21,989,106
Columbia Corporate Income Fund, Institutional 3 Class
	2,867,280	96,536	(25,438)	2,938,378	—	(1,153)	(921,435)	461,285	29,060,563
Columbia Disciplined Core Fund, Institutional 3 Class
	3,740,211	605,267	(181,430)	4,164,048	—	1,610,952	(1,071,141)	—	53,508,013
Columbia Disciplined Growth Fund, Institutional 3 Class
	5,277,195	16,123	(392,276)	4,901,042	—	776,501	383,417	—	50,529,744
Columbia Disciplined Small Core Fund, Institutional 3 Class
	1,317,552	10,603	(1,328,155)	—	—	(4,627,605)	4,469,323	—	—
Columbia Disciplined Value Fund, Institutional 3 Class
	6,905,201	36,294	(64,095)	6,877,400	—	110,940	(2,267,348)	—	75,169,976
Columbia Diversified Absolute Return Fund, Institutional 3 Class
	748,403	14,409	(9,248)	753,564	—	(4,496)	(228,409)	—	7,098,577
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	292,151	17,093	(2,403)	306,841	—	575	(243,083)	86,230	3,415,142
Columbia Emerging Markets Fund, Institutional 3 Class
	3,859,637	23,126	(84,877)	3,797,886	—	359,079	(7,373,921)	—	49,410,503
Columbia High Yield Bond Fund, Institutional 3 Class
	8,606,423	337,220	(81,124)	8,862,519	—	(10,524)	(766,960)	591,675	25,346,805
Columbia Income Opportunities Fund, Institutional 3 Class
	1,629,027	65,537	(15,416)	1,679,148	—	685	(491,314)	388,693	16,153,398
Columbia Large Cap Growth Fund, Institutional 3 Class
	535,320	1,798	(43,531)	493,587	—	1,297,757	(681,925)	—	22,556,940
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	456,503	14,577	(21,625)	449,455	—	(4,722)	71,828	78,076	4,458,590
Columbia Multi-Asset Income Fund, Institutional 3 Class
	1,493,485	54,932	—	1,548,417	—	—	(552,403)	525,514	14,818,354
Columbia Overseas Core Fund, Institutional 3 Class
	—	2,555,972	—	2,555,972	—	—	(664,553)	—	25,227,447
Columbia Overseas Value Fund, Institutional 3 Class
	3,725,108	474,216	(2,529,200)	1,670,124	203,484	3,757,314	(6,228,654)	44,138	16,651,131
The accompanying Notes to Financial Statements are an integral part of this statement.
74	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Notes to Portfolio of Investments  (continued)
Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Pacific/Asia Fund, Institutional 3 Class
	2,717,982	146,492	(22,952)	2,841,522	1,411,838	84,292	(4,135,157)	—	30,063,299
Columbia Quality Income Fund, Institutional 3 Class
	1,690,128	52,922	(16,995)	1,726,055	—	(3,338)	(98,570)	130,033	9,113,572
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	3,662,887	177,085	(152,295)	3,687,677	2,238,826	118,193	(2,248,065)	92,470	53,471,310
Columbia Select Large Cap Growth Fund, Institutional 3 Class
	2,007,531	149,890	(212,502)	1,944,919	2,607,633	1,353,230	(2,291,487)	—	35,416,977
Columbia Select Large-Cap Value Fund, Institutional 3 Class
	1,011,108	7,644	(14,357)	1,004,395	—	192,771	(692,493)	—	28,364,127
Columbia Select Smaller-Cap Value Fund, Institutional 3 Class
	394,348	2,572	(17,231)	379,689	—	46,036	50,424	—	8,592,352
Columbia Short-Term Cash Fund, 2.035%
	59,237,314	35,721,071	(35,986,713)	58,971,672	—	(1,100)	(4,752)	513,053	58,965,775
Columbia Small Cap Growth Fund I, Institutional 3 Class
	190,083	613	(21,576)	169,120	—	(233,007)	459,583	—	3,673,285
Columbia Small Cap Index Fund, Institutional 3 Class
	—	452,593	—	452,593	190,049	—	561,952	5,214	12,170,236
Total					6,651,830	8,875,801	(32,847,470)	2,916,381	736,051,946

(b)	Non-income producing investment.
(c)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At July 31, 2018, the value of these securities amounted to $87,749, which represents less than 0.01% of net assets.
(d)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
BRL	Brazilian Real
CAD	Canada Dollar
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
SGD	Singapore Dollar
THB	Thailand Baht
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	75

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Currency Legend  (continued)
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Certain investments that have been measured at fair value using the net asset value (NAV) per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Columbia Short-Term Cash Fund prices its shares with a floating NAV and no longer seeks to maintain a stable NAV.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The accompanying Notes to Financial Statements are an integral part of this statement.
76	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2018 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Investments measured at net asset value ($)	Total ($)
Investments in Securities
Alternative Strategies Funds	49,180,415	—	—	—	49,180,415
Common Stocks
Consumer Discretionary	1,874,657	837,147	—	—	2,711,804
Consumer Staples	535,749	765,261	—	—	1,301,010
Energy	678,400	505,607	—	—	1,184,007
Financials	2,458,139	1,611,294	—	—	4,069,433
Health Care	2,004,107	786,854	—	—	2,790,961
Industrials	1,921,903	1,093,152	—	—	3,015,055
Information Technology	1,928,388	947,641	—	—	2,876,029
Materials	725,656	609,957	—	—	1,335,613
Real Estate	903,564	256,192	—	—	1,159,756
Telecommunication Services	71,096	302,643	—	—	373,739
Utilities	417,492	291,869	—	—	709,361
Total Common Stocks	13,519,151	8,007,617	—	—	21,526,768
Equity Funds	540,357,686	—	—	—	540,357,686
Fixed-Income Funds	87,548,070	—	—	—	87,548,070
Preferred Stocks
Financials	152,604	—	—	—	152,604
Money Market Funds	—	—	—	58,965,775	58,965,775
Total Investments in Securities	690,757,926	8,007,617	—	58,965,775	757,731,318
Investments in Derivatives
Asset
Forward Foreign Currency Exchange Contracts	—	2,533	—	—	2,533
Futures Contracts	1,915,816	—	—	—	1,915,816
Liability
Forward Foreign Currency Exchange Contracts	—	(3,521)	—	—	(3,521)
Futures Contracts	(112,865)	—	—	—	(112,865)
Swap Contracts	—	(12,562)	—	—	(12,562)
Total	692,560,877	7,994,067	—	58,965,775	759,520,719
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
Derivative instruments are valued at unrealized appreciation (depreciation).
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	77

Statement of Assets and Liabilities
July 31, 2018 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $9,156,486, $14,429,953, $32,722,877, respectively)	$9,980,957	$15,693,514	$36,583,180
Affiliated issuers (cost $230,498,141, $527,578,547, $1,430,279,993, respectively)	231,737,488	544,195,966	1,537,046,735
Margin deposits on:
Futures contracts	461,265	1,736,309	6,076,367
Swap contracts	—	—	79,344
Unrealized appreciation on forward foreign currency exchange contracts	1,193	1,821	3,071
Receivable for:
Investments sold	501,719	600,199	10,397,193
Capital shares sold	57,687	227,372	736,750
Dividends	348,421	680,690	1,712,219
Foreign tax reclaims	16,416	26,250	15,178
Variation margin for futures contracts	47,606	189,879	705,420
Prepaid expenses	3,704	4,854	8,453
Other assets	22,633	—	27,501
Total assets	243,179,089	563,356,854	1,593,391,411
Liabilities
Due to custodian	—	—	15
Foreign currency (cost $—, $ —, $42, respectively)	—	—	42
Unrealized depreciation on forward foreign currency exchange contracts	299	459	4,175
Payable for:
Investments purchased	634,109	1,090,186	11,416,806
Capital shares purchased	337,157	402,065	1,386,628
Variation margin for futures contracts	22,930	91,224	224,704
Variation margin for swap contracts	—	—	3,384
Management services fees	723	1,479	3,192
Distribution and/or service fees	2,155	5,012	14,141
Transfer agent fees	17,662	38,320	93,256
Compensation of board members	80,035	42,686	58,260
Compensation of chief compliance officer	28	64	173
Other expenses	33,705	55,022	81,010
Total liabilities	1,128,803	1,726,517	13,285,786
Net assets applicable to outstanding capital stock	$242,050,286	$561,630,337	$1,580,105,625
Represented by
Paid in capital	239,142,429	536,003,301	1,450,370,652
Undistributed net investment income	289,711	589,592	1,296,696
Accumulated net realized gain	392,849	6,565,704	15,297,536
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	824,471	1,263,561	3,860,303
Investments - affiliated issuers	1,239,347	16,617,419	106,766,742
Foreign currency translations	(818)	(7,667)	(12,839)
Forward foreign currency exchange contracts	894	1,362	(1,104)
Futures contracts	161,403	597,065	2,558,621
Swap contracts	—	—	(30,982)
Total - representing net assets applicable to outstanding capital stock	$242,050,286	$561,630,337	$1,580,105,625
The accompanying Notes to Financial Statements are an integral part of this statement.
78	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
July 31, 2018 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$190,212,652	$463,634,162	$1,338,995,216
Shares outstanding	18,952,710	42,620,605	117,791,976
Net asset value per share	$10.04	$10.88	$11.37
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$10.54	$11.54	$12.06
Advisor Class
Net assets	$8,164,787	$5,868,259	$1,259,041
Shares outstanding	818,900	544,430	112,134
Net asset value per share	$9.97	$10.78	$11.23
Class C
Net assets	$30,822,475	$66,567,784	$180,957,125
Shares outstanding	3,089,384	6,210,256	16,058,135
Net asset value per share	$9.98	$10.72	$11.27
Institutional Class
Net assets	$9,790,444	$18,711,098	$44,288,355
Shares outstanding	975,934	1,744,532	3,900,886
Net asset value per share	$10.03	$10.73	$11.35
Institutional 2 Class
Net assets	$713,846	$4,048,743	$4,473,326
Shares outstanding	71,610	375,877	398,702
Net asset value per share	$9.97	$10.77	$11.22
Institutional 3 Class
Net assets	$1,858,652	$1,485,791	$6,858,177
Shares outstanding	186,693	139,776	611,082
Net asset value per share	$9.96	$10.63	$11.22
Class R
Net assets	$487,430	$1,314,500	$3,274,385
Shares outstanding	48,591	120,637	288,907
Net asset value per share	$10.03	$10.90	$11.33
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	79

Statement of Assets and Liabilities  (continued)
July 31, 2018 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Unaffiliated issuers (cost $32,486,451, $19,631,221, respectively)	$36,143,031	$21,679,372
Affiliated issuers (cost $1,919,934,408, $636,644,635, respectively)	2,130,467,210	736,051,946
Foreign currency (cost $1,593, $—, respectively)	1,582	—
Margin deposits on:
Futures contracts	14,670,884	4,408,810
Swap contracts	107,226	32,170
Unrealized appreciation on forward foreign currency exchange contracts	2,144	2,533
Receivable for:
Investments sold	23,571,500	7,669,909
Capital shares sold	994,332	631,489
Dividends	1,891,335	394,893
Foreign tax reclaims	10,669	11,850
Variation margin for futures contracts	1,842,878	529,039
Prepaid expenses	10,612	5,535
Other assets	—	22,963
Total assets	2,209,713,403	771,440,509
Liabilities
Due to custodian	734	12
Unrealized depreciation on forward foreign currency exchange contracts	2,973	3,521
Payable for:
Investments purchased	23,427,307	8,004,816
Capital shares purchased	2,276,573	526,265
Variation margin for futures contracts	280,191	121,379
Variation margin for swap contracts	4,574	1,372
Management services fees	6,400	1,698
Distribution and/or service fees	17,263	6,612
Transfer agent fees	143,737	49,720
Compensation of board members	198,826	37,937
Compensation of chief compliance officer	241	82
Other expenses	107,376	57,510
Total liabilities	26,466,195	8,810,924
Net assets applicable to outstanding capital stock	$2,183,247,208	$762,629,585
Represented by
Paid in capital	1,916,584,466	647,557,715
Undistributed net investment income	684,410	1,171,708
Accumulated net realized gain	46,797,906	10,661,082
Unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	3,656,580	2,048,151
Investments - affiliated issuers	210,532,802	99,407,311
Foreign currency translations	(13,912)	(5,783)
Forward foreign currency exchange contracts	(829)	(988)
Futures contracts	5,047,655	1,802,951
Swap contracts	(41,870)	(12,562)
Total - representing net assets applicable to outstanding capital stock	$2,183,247,208	$762,629,585
The accompanying Notes to Financial Statements are an integral part of this statement.
80	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
July 31, 2018 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,747,106,288	$645,945,795
Shares outstanding	138,141,806	49,210,412
Net asset value per share	$12.65	$13.13
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.42	$13.93
Advisor Class
Net assets	$15,114,849	$1,532,578
Shares outstanding	1,184,675	119,008
Net asset value per share	$12.76	$12.88
Class C
Net assets	$170,600,742	$79,265,399
Shares outstanding	13,463,767	6,212,692
Net asset value per share	$12.67	$12.76
Institutional Class
Net assets	$126,681,795	$22,003,384
Shares outstanding	10,035,578	1,681,413
Net asset value per share	$12.62	$13.09
Institutional 2 Class
Net assets	$9,044,856	$3,552,006
Shares outstanding	709,472	275,943
Net asset value per share	$12.75	$12.87
Institutional 3 Class
Net assets	$22,505,982	$7,517,947
Shares outstanding	1,807,197	584,202
Net asset value per share	$12.45	$12.87
Class R
Net assets	$4,697,408	$2,812,476
Shares outstanding	371,781	216,289
Net asset value per share	$12.63	$13.00
Class V
Net assets	$87,495,288	$—
Shares outstanding	6,918,023	—
Net asset value per share	$12.65	$—
Maximum sales charge	5.75%	0%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$13.42	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	81

Statement of Operations
Six Months Ended July 31, 2018 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$218,630	$337,530	$506,319
Dividends — affiliated issuers	2,532,647	5,271,659	12,486,511
Interest	2,504	5,790	36,561
Foreign taxes withheld	(18,649)	(28,458)	(31,204)
Total income	2,735,132	5,586,521	12,998,187
Expenses:
Management services fees	130,701	266,926	568,075
Distribution and/or service fees
Class A	237,986	576,705	1,652,551
Class C	177,571	379,406	973,436
Class R	1,698	3,789	7,680
Transfer agent fees
Class A	89,263	201,761	505,644
Advisor Class	3,629	2,513	446
Class C	16,618	33,134	74,385
Institutional Class	4,346	10,861	15,331
Institutional 2 Class	215	1,175	2,122
Institutional 3 Class	174	74	587
Class K	10	—	8
Class R	318	663	1,176
Plan administration fees
Class K	27	1	34
Compensation of board members	7,544	10,389	17,652
Custodian fees	19,827	20,462	34,872
Printing and postage fees	16,480	30,911	78,660
Registration fees	55,605	58,321	81,231
Audit fees	12,236	12,236	12,236
Legal fees	4,871	6,366	10,842
Compensation of chief compliance officer	26	60	161
Other	6,104	8,187	13,805
Total expenses	785,249	1,623,940	4,050,934
Expense reduction	—	(100)	(100)
Total net expenses	785,249	1,623,840	4,050,834
Net investment income	1,949,883	3,962,681	8,947,353
The accompanying Notes to Financial Statements are an integral part of this statement.
82	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended July 31, 2018 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$330,451	$510,435	$(6,233,650)
Investments — affiliated issuers	964,654	7,017,245	20,067,693
Capital gain distributions from underlying affiliated funds	321,658	1,147,486	8,006,393
Foreign currency translations	(2,392)	(4,377)	(21,320)
Forward foreign currency exchange contracts	4,351	6,448	(10,231)
Futures contracts	(635,424)	(440,281)	3,487,517
Swap contracts	20,439	61,287	156,515
Net realized gain	1,003,737	8,298,243	25,452,917
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(905,550)	(1,377,113)	(1,738,634)
Investments — affiliated issuers	(5,584,566)	(18,624,703)	(52,925,241)
Foreign currency translations	(5,184)	(24,614)	(41,862)
Forward foreign currency exchange contracts	(3,143)	(4,950)	(9,684)
Futures contracts	604,570	506,019	(4,380,183)
Swap contracts	(23,173)	(69,490)	(198,790)
Net change in unrealized appreciation (depreciation)	(5,917,046)	(19,594,851)	(59,294,394)
Net realized and unrealized loss	(4,913,309)	(11,296,608)	(33,841,477)
Net decrease in net assets resulting from operations	$(2,963,426)	$(7,333,927)	$(24,894,124)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	83

Statement of Operations  (continued)
Six Months Ended July 31, 2018 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — unaffiliated issuers	$431,627	$354,532
Dividends — affiliated issuers	13,886,421	2,916,381
Interest	78,227	21,891
Foreign taxes withheld	(22,050)	(25,715)
Total income	14,374,225	3,267,089
Expenses:
Management services fees	1,133,807	299,812
Distribution and/or service fees
Class A	2,150,273	791,029
Class C	991,177	422,887
Class R	11,442	6,548
Class V	109,656	—
Transfer agent fees
Class A	926,140	270,300
Advisor Class	7,575	687
Class C	106,635	36,098
Institutional Class	69,794	8,779
Institutional 2 Class	2,495	1,069
Institutional 3 Class	907	599
Class K	—	7
Class R	2,464	1,120
Class V	47,227	—
Plan administration fees
Class K	1	25
Compensation of board members	24,635	11,492
Custodian fees	33,137	33,507
Printing and postage fees	112,684	43,050
Registration fees	72,799	60,651
Audit fees	12,576	12,254
Legal fees	13,631	7,134
Compensation of chief compliance officer	224	76
Other	17,223	8,993
Total expenses	5,846,502	2,016,117
Expense reduction	(8,836)	(120)
Total net expenses	5,837,666	2,015,997
Net investment income	8,536,559	1,251,092
The accompanying Notes to Financial Statements are an integral part of this statement.
84	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Statement of Operations  (continued)
Six Months Ended July 31, 2018 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	$1,188,811	$656,083
Investments — affiliated issuers	40,245,154	8,875,801
Capital gain distributions from underlying affiliated funds	13,405,137	6,651,830
Foreign currency translations	(43,133)	(21,525)
Forward foreign currency exchange contracts	(6,554)	(7,473)
Futures contracts	9,959,452	3,047,045
Swap contracts	261,000	100,214
Net realized gain	65,009,867	19,301,975
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,321,473)	(1,350,670)
Investments — affiliated issuers	(103,845,008)	(32,847,470)
Foreign currency translations	(49,125)	(16,154)
Forward foreign currency exchange contracts	(6,957)	(8,353)
Futures contracts	(9,548,979)	(3,357,995)
Swap contracts	(324,340)	(122,133)
Net change in unrealized appreciation (depreciation)	(115,095,882)	(37,702,775)
Net realized and unrealized loss	(50,086,015)	(18,400,800)
Net decrease in net assets resulting from operations	$(41,549,456)	$(17,149,708)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	85

Statement of Changes in Net Assets
	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
Operations
Net investment income	$1,949,883	$4,177,260	$3,962,681	$9,771,586
Net realized gain	1,003,737	5,177,560	8,298,243	24,153,961
Net change in unrealized appreciation (depreciation)	(5,917,046)	9,873,143	(19,594,851)	32,842,709
Net increase (decrease) in net assets resulting from operations	(2,963,426)	19,227,963	(7,333,927)	66,768,256
Distributions to shareholders
Net investment income
Class A	(1,486,188)	(4,353,776)	(3,591,672)	(10,394,435)
Advisor Class	(72,088)	(83,759)	(51,903)	(86,167)
Class B	—	(6,124)	—	(13,741)
Class C	(137,791)	(561,182)	(301,361)	(1,188,375)
Institutional Class	(83,173)	(220,122)	(204,552)	(684,241)
Institutional 2 Class	(6,095)	(9,633)	(31,612)	(56,849)
Institutional 3 Class	(16,732)	(25,050)	(5,327)	(15,809)
Class K	—	(2,342)	—	(771)
Class R	(4,152)	(14,575)	(9,631)	(43,855)
Net realized gains
Class A	(2,754,793)	(186,346)	(11,712,773)	(9,806,462)
Advisor Class	(116,999)	(3,920)	(151,130)	(78,715)
Class B	—	—	—	(14,546)
Class C	(469,571)	(36,388)	(1,799,529)	(1,688,041)
Institutional Class	(131,947)	(8,915)	(463,462)	(579,472)
Institutional 2 Class	(10,399)	(394)	(105,131)	(49,099)
Institutional 3 Class	(26,214)	(1,303)	(14,503)	(14,380)
Class K	—	(102)	—	(440)
Class R	(7,025)	(757)	(33,201)	(41,759)
Total distributions to shareholders	(5,323,167)	(5,514,688)	(18,475,787)	(24,757,157)
Decrease in net assets from capital stock activity	(5,334,350)	(22,006,729)	(19,929,010)	(49,336,256)
Total decrease in net assets	(13,620,943)	(8,293,454)	(45,738,724)	(7,325,157)
Net assets at beginning of period	255,671,229	263,964,683	607,369,061	614,694,218
Net assets at end of period	$242,050,286	$255,671,229	$561,630,337	$607,369,061
Undistributed net investment income	$289,711	$146,047	$589,592	$822,969
The accompanying Notes to Financial Statements are an integral part of this statement.
86	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
Operations
Net investment income	$8,947,353	$25,024,943	$8,536,559	$28,422,571
Net realized gain	25,452,917	86,753,306	65,009,867	152,528,665
Net change in unrealized appreciation (depreciation)	(59,294,394)	124,542,887	(115,095,882)	234,363,279
Net increase (decrease) in net assets resulting from operations	(24,894,124)	236,321,136	(41,549,456)	415,314,515
Distributions to shareholders
Net investment income
Class A	(8,011,123)	(26,582,173)	(8,048,723)	(27,435,182)
Advisor Class	(9,292)	(24,417)	(83,404)	(157,254)
Class B	—	(14,106)	—	—
Class C	(426,963)	(2,500,429)	(174,209)	(2,002,393)
Institutional Class	(297,007)	(599,128)	(750,556)	(2,361,582)
Institutional 2 Class	(41,433)	(166,972)	(54,588)	(149,915)
Institutional 3 Class	(45,129)	(118,854)	(141,068)	(301,499)
Class K	—	(2,402)	—	(44)
Class R	(15,140)	(44,348)	(15,781)	(64,586)
Class V	—	—	(409,678)	(1,413,771)
Net realized gains
Class A	(42,307,199)	(58,730,658)	(71,757,045)	(95,979,290)
Advisor Class	(41,619)	(42,542)	(610,070)	(451,594)
Class B	—	(176,261)	—	(224,541)
Class C	(5,857,317)	(8,646,074)	(7,799,932)	(11,413,841)
Institutional Class	(1,356,284)	(1,151,950)	(5,103,885)	(7,298,358)
Institutional 2 Class	(143,387)	(342,217)	(370,932)	(424,543)
Institutional 3 Class	(199,134)	(230,022)	(944,581)	(689,718)
Class K	—	(5,148)	—	(145)
Class R	(103,120)	(110,450)	(194,798)	(263,876)
Class V	—	—	(3,638,685)	(4,955,110)
Total distributions to shareholders	(58,854,147)	(99,488,151)	(100,097,935)	(155,587,242)
Increase (decrease) in net assets from capital stock activity	10,611,428	(9,457,625)	7,196,499	(64,115,421)
Total increase (decrease) in net assets	(73,136,843)	127,375,360	(134,450,892)	195,611,852
Net assets at beginning of period	1,653,242,468	1,525,867,108	2,317,698,100	2,122,086,248
Net assets at end of period	$1,580,105,625	$1,653,242,468	$2,183,247,208	$2,317,698,100
Undistributed net investment income	$1,296,696	$1,195,430	$684,410	$1,825,858
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	87

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018
Operations
Net investment income	$1,251,092	$7,228,867
Net realized gain	19,301,975	59,305,791
Net change in unrealized appreciation (depreciation)	(37,702,775)	97,677,444
Net increase (decrease) in net assets resulting from operations	(17,149,708)	164,212,102
Distributions to shareholders
Net investment income
Class A	(275,881)	(9,048,448)
Advisor Class	(1,035)	(23,930)
Class C	—	(679,694)
Institutional Class	(14,101)	(305,148)
Institutional 2 Class	(2,347)	(38,834)
Institutional 3 Class	(5,501)	(59,852)
Class K	—	(1,376)
Class R	(604)	(28,394)
Net realized gains
Class A	(30,330,240)	(36,768,115)
Advisor Class	(74,731)	(74,404)
Class B	—	(123,096)
Class C	(3,993,292)	(5,002,125)
Institutional Class	(1,018,501)	(815,717)
Institutional 2 Class	(162,932)	(126,891)
Institutional 3 Class	(355,256)	(212,671)
Class K	—	(5,277)
Class R	(128,525)	(135,737)
Total distributions to shareholders	(36,362,946)	(53,449,709)
Increase in net assets from capital stock activity	25,080,238	5,038,252
Total increase (decrease) in net assets	(28,432,416)	115,800,645
Net assets at beginning of period	791,062,001	675,261,356
Net assets at end of period	$762,629,585	$791,062,001
Undistributed net investment income	$1,171,708	$220,085
The accompanying Notes to Financial Statements are an integral part of this statement.
88	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2018 (Unaudited)		January 31, 2018		July 31, 2018 (Unaudited)		January 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	1,179,373	11,974,886	1,869,570	18,977,560	2,387,942	26,375,827	4,308,753	47,787,141
Distributions reinvested	404,114	4,029,832	424,125	4,301,273	1,313,473	14,128,892	1,678,379	18,548,273
Redemptions	(1,758,377)	(17,812,826)	(4,884,815)	(49,390,028)	(3,833,204)	(42,297,159)	(9,857,770)	(108,575,283)
Net decrease	(174,890)	(1,808,108)	(2,591,120)	(26,111,195)	(131,789)	(1,792,440)	(3,870,638)	(42,239,869)
Advisor Class
Subscriptions	387,236	3,919,414	674,464	6,814,164	203,471	2,228,165	163,414	1,814,917
Distributions reinvested	10,323	102,345	3,964	39,810	17,516	186,732	15,020	164,773
Redemptions	(166,756)	(1,683,224)	(182,722)	(1,839,271)	(83,710)	(920,529)	(28,274)	(313,779)
Net increase	230,803	2,338,535	495,706	5,014,703	137,277	1,494,368	150,160	1,665,911
Class B
Subscriptions	—	—	783	7,762	—	—	1,057	11,322
Distributions reinvested	—	—	604	5,991	—	—	2,475	26,753
Redemptions	—	—	(165,367)	(1,662,667)	—	—	(379,768)	(4,128,607)
Net decrease	—	—	(163,980)	(1,648,914)	—	—	(376,236)	(4,090,532)
Class C
Subscriptions	231,981	2,337,133	518,012	5,244,571	509,190	5,536,202	916,864	10,022,460
Distributions reinvested	59,484	589,666	57,237	578,204	193,116	2,046,436	254,420	2,777,385
Redemptions	(959,904)	(9,675,035)	(1,139,128)	(11,461,143)	(1,820,874)	(19,825,096)	(2,198,776)	(23,879,550)
Net decrease	(668,439)	(6,748,236)	(563,879)	(5,638,368)	(1,118,568)	(12,242,458)	(1,027,492)	(11,079,705)
Institutional Class
Subscriptions	198,999	2,008,204	918,978	9,216,994	419,462	4,554,863	1,691,923	18,271,190
Distributions reinvested	16,999	169,573	19,235	194,975	48,523	514,752	62,399	680,288
Redemptions	(161,728)	(1,638,976)	(420,460)	(4,275,044)	(1,289,337)	(14,151,868)	(1,142,598)	(12,452,013)
Net increase (decrease)	54,270	538,801	517,753	5,136,925	(821,352)	(9,082,253)	611,724	6,499,465
Institutional 2 Class
Subscriptions	20,230	204,973	25,625	261,798	159,109	1,739,889	61,841	682,295
Distributions reinvested	1,660	16,436	988	9,965	12,842	136,658	9,664	105,837
Redemptions	(5,706)	(57,311)	(13,863)	(138,961)	(31,652)	(343,516)	(34,035)	(370,789)
Net increase	16,184	164,098	12,750	132,802	140,299	1,533,031	37,470	417,343
Institutional 3 Class
Subscriptions	57,889	583,252	98,322	997,950	113,439	1,204,259	52,750	577,645
Distributions reinvested	4,334	42,890	2,602	26,290	1,879	19,745	2,778	30,077
Redemptions	(10,044)	(101,315)	(27,351)	(276,718)	(47,514)	(519,504)	(22,895)	(253,446)
Net increase	52,179	524,827	73,573	747,522	67,804	704,500	32,633	354,276
Class K
Subscriptions	6	61	71	716	—	—	306	3,306
Distributions reinvested	—	—	238	2,386	—	—	102	1,099
Redemptions	(10,643)	(107,736)	—	—	(236)	(2,604)	(5,728)	(63,437)
Net increase (decrease)	(10,637)	(107,675)	309	3,102	(236)	(2,604)	(5,320)	(59,032)
Class R
Subscriptions	16,759	170,613	46,839	467,557	16,341	180,768	84,727	923,578
Distributions reinvested	918	9,165	1,236	12,550	3,189	34,371	6,157	68,047
Redemptions	(41,141)	(416,370)	(12,126)	(123,413)	(67,730)	(756,293)	(161,825)	(1,795,738)
Net increase (decrease)	(23,464)	(236,592)	35,949	356,694	(48,200)	(541,154)	(70,941)	(804,113)
Total net decrease	(523,994)	(5,334,350)	(2,182,939)	(22,006,729)	(1,774,765)	(19,929,010)	(4,518,640)	(49,336,256)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	89

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2018 (Unaudited)		January 31, 2018		July 31, 2018 (Unaudited)		January 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	7,133,887	82,772,683	10,693,101	123,704,358	6,864,615	88,147,304	10,248,676	130,953,672
Distributions reinvested	4,464,841	49,818,028	7,347,550	84,534,924	5,614,141	69,330,559	8,320,226	106,374,225
Redemptions	(9,748,283)	(112,629,331)	(21,275,717)	(244,960,004)	(9,668,967)	(124,833,782)	(22,498,754)	(286,744,328)
Net increase (decrease)	1,850,445	19,961,380	(3,235,066)	(36,720,722)	2,809,789	32,644,081	(3,929,852)	(49,416,431)
Advisor Class
Subscriptions	39,450	455,362	134,546	1,553,500	470,100	6,120,625	900,946	11,563,928
Distributions reinvested	4,610	50,815	5,835	66,793	26,327	328,094	20,571	265,636
Redemptions	(18,157)	(205,120)	(86,773)	(1,016,126)	(135,865)	(1,769,924)	(273,313)	(3,467,897)
Net increase	25,903	301,057	53,608	604,167	360,562	4,678,795	648,204	8,361,667
Class B
Subscriptions	—	—	7,234	80,934	—	—	5,190	64,239
Distributions reinvested	—	—	16,825	189,679	—	—	17,729	218,061
Redemptions	—	—	(1,249,742)	(14,172,361)	—	—	(1,327,501)	(16,438,960)
Net decrease	—	—	(1,225,683)	(13,901,748)	—	—	(1,304,582)	(16,156,660)
Class C
Subscriptions	1,710,594	19,634,408	3,221,855	37,041,236	1,304,302	16,884,090	2,061,621	26,439,992
Distributions reinvested	565,843	6,254,934	972,414	11,113,112	621,245	7,680,021	994,435	12,750,764
Redemptions	(3,669,522)	(42,268,678)	(3,814,330)	(43,575,822)	(4,383,223)	(56,589,403)	(5,101,246)	(65,334,591)
Net increase (decrease)	(1,393,085)	(16,379,336)	379,939	4,578,526	(2,457,676)	(32,025,292)	(2,045,190)	(26,143,835)
Institutional Class
Subscriptions	1,684,753	19,452,755	4,721,422	54,229,815	1,622,470	20,769,917	3,823,847	48,463,748
Distributions reinvested	118,230	1,317,165	138,061	1,587,384	352,150	4,339,952	499,068	6,364,312
Redemptions	(1,232,449)	(14,223,183)	(1,947,895)	(22,502,463)	(2,089,306)	(27,149,364)	(4,173,970)	(53,071,502)
Net increase (decrease)	570,534	6,546,737	2,911,588	33,314,736	(114,686)	(2,039,495)	148,945	1,756,558
Institutional 2 Class
Subscriptions	72,782	832,540	413,507	4,716,122	116,758	1,538,399	322,083	4,206,967
Distributions reinvested	16,754	184,724	44,843	509,022	34,157	425,405	44,503	574,279
Redemptions	(309,316)	(3,545,555)	(347,878)	(4,016,032)	(94,401)	(1,233,753)	(185,667)	(2,455,297)
Net increase (decrease)	(219,780)	(2,528,291)	110,472	1,209,112	56,514	730,051	180,919	2,325,949
Institutional 3 Class
Subscriptions	211,390	2,398,776	274,979	3,167,170	309,239	3,933,784	1,531,157	19,146,051
Distributions reinvested	22,175	244,167	30,666	348,708	21,734	264,313	14,644	184,698
Redemptions	(39,061)	(447,223)	(207,359)	(2,391,607)	(85,744)	(1,095,409)	(79,077)	(1,008,472)
Net increase	194,504	2,195,720	98,286	1,124,271	245,229	3,102,688	1,466,724	18,322,277
Class K
Subscriptions	122	1,415	2,912	33,923	—	—	—	—
Distributions reinvested	—	—	642	7,387	—	—	—	—
Redemptions	(11,636)	(137,079)	—	—	(199)	(2,633)	—	—
Net increase (decrease)	(11,514)	(135,664)	3,554	41,310	(199)	(2,633)	—	—
Class R
Subscriptions	61,110	713,533	52,785	608,377	39,536	512,052	122,737	1,564,805
Distributions reinvested	8,562	95,234	10,201	117,124	15,709	193,752	22,885	292,614
Redemptions	(13,905)	(158,942)	(37,984)	(432,778)	(40,619)	(526,901)	(100,653)	(1,313,458)
Net increase	55,767	649,825	25,002	292,723	14,626	178,903	44,969	543,961
The accompanying Notes to Financial Statements are an integral part of this statement.
90	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2018 (Unaudited)		January 31, 2018		July 31, 2018 (Unaudited)		January 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Class V
Subscriptions	—	—	—	—	17,249	219,394	29,595	375,936
Distributions reinvested	—	—	—	—	270,620	3,342,007	406,210	5,192,682
Redemptions	—	—	—	—	(280,372)	(3,632,000)	(724,294)	(9,277,525)
Net increase (decrease)	—	—	—	—	7,497	(70,599)	(288,489)	(3,708,907)
Total net increase (decrease)	1,072,774	10,611,428	(878,300)	(9,457,625)	921,656	7,196,499	(5,078,352)	(64,115,421)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	91

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended		Year Ended
	July 31, 2018 (Unaudited)		January 31, 2018
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,527,919	34,007,988	3,913,966	51,299,396
Distributions reinvested	2,386,806	30,360,175	3,454,759	45,482,165
Redemptions	(3,281,569)	(44,095,653)	(7,880,095)	(102,852,542)
Net increase (decrease)	1,633,156	20,272,510	(511,370)	(6,070,981)
Advisor Class
Subscriptions	32,921	438,236	57,324	761,988
Distributions reinvested	6,061	75,637	7,565	98,131
Redemptions	(40,169)	(532,761)	(49,178)	(622,056)
Net increase (decrease)	(1,187)	(18,888)	15,711	238,063
Class B
Subscriptions	—	—	269	3,352
Distributions reinvested	—	—	9,699	122,687
Redemptions	—	—	(584,355)	(7,468,460)
Net decrease	—	—	(574,387)	(7,342,421)
Class C
Subscriptions	950,466	12,484,924	1,096,594	14,081,822
Distributions reinvested	320,671	3,969,909	440,703	5,654,610
Redemptions	(1,502,273)	(19,728,171)	(1,474,614)	(18,879,666)
Net increase (decrease)	(231,136)	(3,273,338)	62,683	856,766
Institutional Class
Subscriptions	520,736	6,963,153	1,844,027	23,781,501
Distributions reinvested	76,565	970,848	82,870	1,096,118
Redemptions	(394,301)	(5,281,261)	(724,545)	(9,518,305)
Net increase	203,000	2,652,740	1,202,352	15,359,314
Institutional 2 Class
Subscriptions	85,889	1,142,393	65,592	856,394
Distributions reinvested	13,244	165,149	12,794	165,522
Redemptions	(14,326)	(187,807)	(25,076)	(325,608)
Net increase	84,807	1,119,735	53,310	696,308
Institutional 3 Class
Subscriptions	309,590	4,052,304	183,316	2,292,486
Distributions reinvested	28,920	360,628	21,109	272,318
Redemptions	(23,684)	(314,453)	(112,819)	(1,483,177)
Net increase	314,826	4,098,479	91,606	1,081,627
Class K
Subscriptions	30	410	615	8,085
Distributions reinvested	—	—	488	6,447
Redemptions	(7,175)	(99,818)	—	—
Net increase (decrease)	(7,145)	(99,408)	1,103	14,532
Class R
Subscriptions	23,735	314,223	67,393	890,113
Distributions reinvested	9,144	115,312	10,565	137,972
Redemptions	(7,570)	(101,127)	(61,591)	(823,041)
Net increase	25,309	328,408	16,367	205,044
Total net increase	2,021,630	25,080,238	357,375	5,038,252
The accompanying Notes to Financial Statements are an integral part of this statement.
92	Columbia Capital Allocation Portfolios | Semiannual Report 2018

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Columbia Capital Allocation Portfolios | Semiannual Report 2018	93

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2018 (Unaudited)	$10.38	0.08	(0.19)	(0.11)	(0.08)	(0.15)	(0.23)
Year Ended 1/31/2018	$9.84	0.18	0.59	0.77	(0.22)	(0.01)	(0.23)
Year Ended 1/31/2017	$9.45	0.15	0.48	0.63	(0.15)	(0.09)	(0.24)
Year Ended 1/31/2016	$10.10	0.18	(0.46)	(0.28)	(0.19)	(0.18)	(0.37)
Year Ended 1/31/2015	$10.34	0.18	0.35	0.53	(0.19)	(0.58)	(0.77)
Year Ended 1/31/2014	$10.63	0.20	0.14	0.34	(0.27)	(0.36)	(0.63)
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$10.31	0.10	(0.20)	(0.10)	(0.09)	(0.15)	(0.24)
Year Ended 1/31/2018	$9.78	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.17	0.48	0.65	(0.17)	(0.09)	(0.26)
Year Ended 1/31/2016	$10.04	0.20	(0.45)	(0.25)	(0.22)	(0.18)	(0.40)
Year Ended 1/31/2015	$10.29	0.25	0.30	0.55	(0.22)	(0.58)	(0.80)
Year Ended 1/31/2014(e)	$10.53	0.18	0.09	0.27	(0.26)	(0.25)	(0.51)
Class C
Six Months Ended 7/31/2018 (Unaudited)	$10.32	0.05	(0.20)	(0.15)	(0.04)	(0.15)	(0.19)
Year Ended 1/31/2018	$9.78	0.10	0.59	0.69	(0.14)	(0.01)	(0.15)
Year Ended 1/31/2017	$9.40	0.07	0.47	0.54	(0.07)	(0.09)	(0.16)
Year Ended 1/31/2016	$10.05	0.11	(0.46)	(0.35)	(0.12)	(0.18)	(0.30)
Year Ended 1/31/2015	$10.28	0.10	0.37	0.47	(0.12)	(0.58)	(0.70)
Year Ended 1/31/2014	$10.58	0.12	0.13	0.25	(0.19)	(0.36)	(0.55)
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$10.37	0.10	(0.20)	(0.10)	(0.09)	(0.15)	(0.24)
Year Ended 1/31/2018	$9.84	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.45	0.18	0.47	0.65	(0.17)	(0.09)	(0.26)
Year Ended 1/31/2016	$10.10	0.21	(0.46)	(0.25)	(0.22)	(0.18)	(0.40)
Year Ended 1/31/2015	$10.33	0.20	0.37	0.57	(0.22)	(0.58)	(0.80)
Year Ended 1/31/2014	$10.63	0.24	0.12	0.36	(0.30)	(0.36)	(0.66)
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$10.31	0.10	(0.20)	(0.10)	(0.09)	(0.15)	(0.24)
Year Ended 1/31/2018	$9.78	0.20	0.59	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.48	0.66	(0.18)	(0.09)	(0.27)
Year Ended 1/31/2016	$10.05	0.25	(0.50)	(0.25)	(0.23)	(0.18)	(0.41)
Year Ended 1/31/2015	$10.29	0.17	0.40	0.57	(0.23)	(0.58)	(0.81)
Year Ended 1/31/2014(f)	$10.53	0.18	0.09	0.27	(0.26)	(0.25)	(0.51)
The accompanying Notes to Financial Statements are an integral part of this statement.
94	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2018 (Unaudited)	$10.04	(1.08%)	0.55% (c)	0.55% (c)	1.68% (c)	6%	$190,213
Year Ended 1/31/2018	$10.38	7.90%	0.56%	0.56%	1.72%	12%	$198,471
Year Ended 1/31/2017	$9.84	6.67%	0.55%	0.55%	1.51%	24%	$213,725
Year Ended 1/31/2016	$9.45	(2.81%)	0.52%	0.52% (d)	1.83%	24%	$216,423
Year Ended 1/31/2015	$10.10	5.24%	0.55%	0.55% (d)	1.69%	12%	$245,212
Year Ended 1/31/2014	$10.34	3.28%	0.50%	0.50% (d)	1.91%	22%	$263,334
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$9.97	(0.97%)	0.30% (c)	0.30% (c)	1.94% (c)	6%	$8,165
Year Ended 1/31/2018	$10.31	8.11%	0.30%	0.30%	2.13%	12%	$6,063
Year Ended 1/31/2017	$9.78	6.98%	0.31%	0.31%	1.76%	24%	$903
Year Ended 1/31/2016	$9.39	(2.57%)	0.27%	0.27% (d)	2.06%	24%	$145
Year Ended 1/31/2015	$10.04	5.41%	0.31%	0.31% (d)	2.44%	12%	$156
Year Ended 1/31/2014(e)	$10.29	2.56%	0.23% (c)	0.23% (c),(d)	2.67% (c)	22%	$2
Class C
Six Months Ended 7/31/2018 (Unaudited)	$9.98	(1.46%)	1.30% (c)	1.30% (c)	0.91% (c)	6%	$30,822
Year Ended 1/31/2018	$10.32	7.14%	1.31%	1.31%	0.97%	12%	$38,765
Year Ended 1/31/2017	$9.78	5.80%	1.30%	1.30%	0.76%	24%	$42,286
Year Ended 1/31/2016	$9.40	(3.56%)	1.27%	1.27% (d)	1.08%	24%	$43,719
Year Ended 1/31/2015	$10.05	4.57%	1.30%	1.30% (d)	0.95%	12%	$47,899
Year Ended 1/31/2014	$10.28	2.43%	1.26%	1.26% (d)	1.18%	22%	$47,435
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$10.03	(0.96%)	0.30% (c)	0.30% (c)	1.93% (c)	6%	$9,790
Year Ended 1/31/2018	$10.37	8.06%	0.31%	0.31%	2.03%	12%	$9,559
Year Ended 1/31/2017	$9.84	6.94%	0.30%	0.30%	1.79%	24%	$3,974
Year Ended 1/31/2016	$9.45	(2.56%)	0.27%	0.27% (d)	2.09%	24%	$3,046
Year Ended 1/31/2015	$10.10	5.60%	0.30%	0.30% (d)	1.96%	12%	$3,067
Year Ended 1/31/2014	$10.33	3.42%	0.26%	0.26% (d)	2.26%	22%	$2,719
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$9.97	(0.96%)	0.28% (c)	0.28% (c)	1.96% (c)	6%	$714
Year Ended 1/31/2018	$10.31	8.15%	0.28%	0.28%	2.02%	12%	$571
Year Ended 1/31/2017	$9.78	7.05%	0.24%	0.24%	1.84%	24%	$417
Year Ended 1/31/2016	$9.39	(2.60%)	0.21%	0.21%	2.66%	24%	$322
Year Ended 1/31/2015	$10.05	5.60%	0.25%	0.25%	1.80%	12%	$61
Year Ended 1/31/2014(f)	$10.29	2.64%	0.12% (c)	0.12% (c)	2.78% (c)	22%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	95

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$10.30	0.10	(0.20)	(0.10)	(0.09)	(0.15)	(0.24)
Year Ended 1/31/2018	$9.77	0.23	0.56	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.47	0.65	(0.18)	(0.09)	(0.27)
Year Ended 1/31/2016	$10.04	0.20	(0.43)	(0.23)	(0.24)	(0.18)	(0.42)
Year Ended 1/31/2015	$10.29	0.20	0.36	0.56	(0.23)	(0.58)	(0.81)
Year Ended 1/31/2014(g)	$10.53	0.19	0.09	0.28	(0.27)	(0.25)	(0.52)
Class R
Six Months Ended 7/31/2018 (Unaudited)	$10.37	0.07	(0.20)	(0.13)	(0.06)	(0.15)	(0.21)
Year Ended 1/31/2018	$9.84	0.16	0.58	0.74	(0.20)	(0.01)	(0.21)
Year Ended 1/31/2017	$9.45	0.12	0.48	0.60	(0.12)	(0.09)	(0.21)
Year Ended 1/31/2016	$10.10	0.17	(0.47)	(0.30)	(0.17)	(0.18)	(0.35)
Year Ended 1/31/2015	$10.33	0.15	0.37	0.52	(0.17)	(0.58)	(0.75)
Year Ended 1/31/2014	$10.63	0.20	0.11	0.31	(0.25)	(0.36)	(0.61)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Advisor Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(f)	Institutional 2 Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(g)	Institutional 3 Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
96	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$9.96	(0.93%)	0.23% (c)	0.23% (c)	2.02% (c)	6%	$1,859
Year Ended 1/31/2018	$10.30	8.22%	0.23%	0.23%	2.27%	12%	$1,385
Year Ended 1/31/2017	$9.77	6.99%	0.20%	0.20%	1.86%	24%	$595
Year Ended 1/31/2016	$9.39	(2.37%)	0.15%	0.15%	2.13%	24%	$166
Year Ended 1/31/2015	$10.04	5.55%	0.17%	0.17%	2.08%	12%	$2
Year Ended 1/31/2014(g)	$10.29	2.68%	0.07% (c)	0.07% (c)	2.83% (c)	22%	$2
Class R
Six Months Ended 7/31/2018 (Unaudited)	$10.03	(1.21%)	0.80% (c)	0.80% (c)	1.39% (c)	6%	$487
Year Ended 1/31/2018	$10.37	7.53%	0.81%	0.81%	1.54%	12%	$747
Year Ended 1/31/2017	$9.84	6.41%	0.80%	0.80%	1.19%	24%	$355
Year Ended 1/31/2016	$9.45	(3.05%)	0.77%	0.77% (d)	1.72%	24%	$490
Year Ended 1/31/2015	$10.10	5.07%	0.80%	0.80% (d)	1.46%	12%	$206
Year Ended 1/31/2014	$10.33	2.94%	0.76%	0.76% (d)	1.91%	22%	$179
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	97

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2018 (Unaudited)	$11.38	0.08	(0.21)	(0.13)	(0.09)	(0.28)	(0.37)
Year Ended 1/31/2018	$10.62	0.19	1.04	1.23	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2017	$10.14	0.17	0.68	0.85	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2016	$10.98	0.20	(0.49)	(0.29)	(0.22)	(0.33)	(0.55)
Year Ended 1/31/2015	$11.37	0.19	0.51	0.70	(0.23)	(0.86)	(1.09)
Year Ended 1/31/2014	$11.33	0.25	0.44	0.69	(0.33)	(0.32)	(0.65)
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$11.28	0.09	(0.21)	(0.12)	(0.10)	(0.28)	(0.38)
Year Ended 1/31/2018	$10.53	0.23	1.02	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.06	0.24	0.62	0.86	(0.18)	(0.21)	(0.39)
Year Ended 1/31/2016	$10.89	0.23	(0.48)	(0.25)	(0.25)	(0.33)	(0.58)
Year Ended 1/31/2015	$11.29	0.24	0.48	0.72	(0.26)	(0.86)	(1.12)
Year Ended 1/31/2014	$11.25	0.27	0.46	0.73	(0.37)	(0.32)	(0.69)
Class C
Six Months Ended 7/31/2018 (Unaudited)	$11.21	0.04	(0.20)	(0.16)	(0.05)	(0.28)	(0.33)
Year Ended 1/31/2018	$10.47	0.10	1.03	1.13	(0.16)	(0.23)	(0.39)
Year Ended 1/31/2017	$10.00	0.09	0.67	0.76	(0.08)	(0.21)	(0.29)
Year Ended 1/31/2016	$10.84	0.12	(0.49)	(0.37)	(0.14)	(0.33)	(0.47)
Year Ended 1/31/2015	$11.23	0.11	0.50	0.61	(0.14)	(0.86)	(1.00)
Year Ended 1/31/2014	$11.20	0.16	0.44	0.60	(0.25)	(0.32)	(0.57)
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$11.22	0.09	(0.20)	(0.11)	(0.10)	(0.28)	(0.38)
Year Ended 1/31/2018	$10.48	0.22	1.02	1.24	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.01	0.19	0.67	0.86	(0.18)	(0.21)	(0.39)
Year Ended 1/31/2016	$10.85	0.23	(0.49)	(0.26)	(0.25)	(0.33)	(0.58)
Year Ended 1/31/2015	$11.25	0.22	0.50	0.72	(0.26)	(0.86)	(1.12)
Year Ended 1/31/2014	$11.21	0.28	0.44	0.72	(0.36)	(0.32)	(0.68)
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$11.27	0.09	(0.21)	(0.12)	(0.10)	(0.28)	(0.38)
Year Ended 1/31/2018	$10.52	0.22	1.03	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.05	0.20	0.67	0.87	(0.19)	(0.21)	(0.40)
Year Ended 1/31/2016	$10.89	0.30	(0.55)	(0.25)	(0.26)	(0.33)	(0.59)
Year Ended 1/31/2015	$11.28	0.26	0.48	0.74	(0.27)	(0.86)	(1.13)
Year Ended 1/31/2014	$11.25	0.38	0.35	0.73	(0.38)	(0.32)	(0.70)
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$11.13	0.10	(0.22)	(0.12)	(0.10)	(0.28)	(0.38)
Year Ended 1/31/2018	$10.40	0.23	1.01	1.24	(0.28)	(0.23)	(0.51)
Year Ended 1/31/2017	$9.94	0.19	0.67	0.86	(0.19)	(0.21)	(0.40)
Year Ended 1/31/2016	$10.77	0.26	(0.50)	(0.24)	(0.26)	(0.33)	(0.59)
Year Ended 1/31/2015	$11.18	0.25	0.48	0.73	(0.28)	(0.86)	(1.14)
Year Ended 1/31/2014(e)	$11.32	0.22	0.28	0.50	(0.32)	(0.32)	(0.64)
The accompanying Notes to Financial Statements are an integral part of this statement.
98	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2018 (Unaudited)	$10.88	(1.12%)	0.48% (c)	0.48% (c),(d)	1.47% (c)	7%	$463,634
Year Ended 1/31/2018	$11.38	11.79%	0.48%	0.48% (d)	1.71%	9%	$486,408
Year Ended 1/31/2017	$10.62	8.47%	0.49%	0.49% (d)	1.57%	18%	$494,948
Year Ended 1/31/2016	$10.14	(2.78%)	0.48%	0.48% (d)	1.86%	21%	$495,849
Year Ended 1/31/2015	$10.98	6.23%	0.51%	0.51% (d)	1.70%	14%	$545,696
Year Ended 1/31/2014	$11.37	6.18%	0.47%	0.47% (d)	2.15%	30%	$553,593
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$10.78	(1.01%)	0.23% (c)	0.23% (c),(d)	1.73% (c)	7%	$5,868
Year Ended 1/31/2018	$11.28	12.07%	0.23%	0.23% (d)	2.09%	9%	$4,592
Year Ended 1/31/2017	$10.53	8.71%	0.24%	0.24% (d)	2.28%	18%	$2,705
Year Ended 1/31/2016	$10.06	(2.46%)	0.23%	0.23% (d)	2.15%	21%	$1,082
Year Ended 1/31/2015	$10.89	6.44%	0.26%	0.26% (d)	2.19%	14%	$966
Year Ended 1/31/2014	$11.29	6.52%	0.19%	0.19% (d)	2.36%	30%	$2
Class C
Six Months Ended 7/31/2018 (Unaudited)	$10.72	(1.43%)	1.23% (c)	1.23% (c),(d)	0.70% (c)	7%	$66,568
Year Ended 1/31/2018	$11.21	10.92%	1.23%	1.23% (d)	0.95%	9%	$82,192
Year Ended 1/31/2017	$10.47	7.67%	1.24%	1.24% (d)	0.83%	18%	$87,493
Year Ended 1/31/2016	$10.00	(3.56%)	1.23%	1.23% (d)	1.12%	21%	$85,097
Year Ended 1/31/2015	$10.84	5.50%	1.26%	1.26% (d)	0.96%	14%	$90,199
Year Ended 1/31/2014	$11.23	5.35%	1.23%	1.23% (d)	1.38%	30%	$85,756
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$10.73	(0.92%)	0.23% (c)	0.23% (c),(d)	1.69% (c)	7%	$18,711
Year Ended 1/31/2018	$11.22	12.03%	0.23%	0.23% (d)	2.00%	9%	$28,796
Year Ended 1/31/2017	$10.48	8.75%	0.24%	0.24% (d)	1.78%	18%	$20,476
Year Ended 1/31/2016	$10.01	(2.56%)	0.23%	0.23% (d)	2.11%	21%	$24,108
Year Ended 1/31/2015	$10.85	6.47%	0.26%	0.26% (d)	1.97%	14%	$26,084
Year Ended 1/31/2014	$11.25	6.49%	0.24%	0.24% (d)	2.46%	30%	$25,287
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$10.77	(1.00%)	0.21% (c)	0.21% (c)	1.74% (c)	7%	$4,049
Year Ended 1/31/2018	$11.27	12.12%	0.21%	0.21%	2.01%	9%	$2,655
Year Ended 1/31/2017	$10.52	8.78%	0.18%	0.18%	1.93%	18%	$2,084
Year Ended 1/31/2016	$10.05	(2.48%)	0.16%	0.16%	2.89%	21%	$686
Year Ended 1/31/2015	$10.89	6.63%	0.18%	0.18%	2.33%	14%	$217
Year Ended 1/31/2014	$11.28	6.53%	0.13%	0.13%	3.35%	30%	$74
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$10.63	(0.98%)	0.17% (c)	0.17% (c)	1.84% (c)	7%	$1,486
Year Ended 1/31/2018	$11.13	12.12%	0.16%	0.16%	2.15%	9%	$801
Year Ended 1/31/2017	$10.40	8.84%	0.13%	0.13%	1.83%	18%	$409
Year Ended 1/31/2016	$9.94	(2.38%)	0.12%	0.12%	2.48%	21%	$10
Year Ended 1/31/2015	$10.77	6.66%	0.09%	0.09%	2.24%	14%	$4
Year Ended 1/31/2014(e)	$11.18	4.51%	0.08% (c)	0.08% (c)	3.02% (c)	30%	$2
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	99

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2018 (Unaudited)	$11.39	0.07	(0.21)	(0.14)	(0.07)	(0.28)	(0.35)
Year Ended 1/31/2018	$10.63	0.15	1.05	1.20	(0.21)	(0.23)	(0.44)
Year Ended 1/31/2017	$10.16	0.14	0.67	0.81	(0.13)	(0.21)	(0.34)
Year Ended 1/31/2016	$10.99	0.21	(0.52)	(0.31)	(0.19)	(0.33)	(0.52)
Year Ended 1/31/2015	$11.38	0.17	0.50	0.67	(0.20)	(0.86)	(1.06)
Year Ended 1/31/2014	$11.34	0.21	0.45	0.66	(0.30)	(0.32)	(0.62)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
100	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2018 (Unaudited)	$10.90	(1.16%)	0.73% (c)	0.73% (c),(d)	1.19% (c)	7%	$1,315
Year Ended 1/31/2018	$11.39	11.50%	0.73%	0.73% (d)	1.40%	9%	$1,924
Year Ended 1/31/2017	$10.63	8.09%	0.73%	0.73% (d)	1.30%	18%	$2,549
Year Ended 1/31/2016	$10.16	(2.93%)	0.73%	0.73% (d)	1.92%	21%	$5,007
Year Ended 1/31/2015	$10.99	5.95%	0.76%	0.76% (d)	1.46%	14%	$2,230
Year Ended 1/31/2014	$11.38	5.87%	0.74%	0.74% (d)	1.85%	30%	$2,243
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	101

Financial Highlights
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2018 (Unaudited)	$11.99	0.07	(0.25)	(0.18)	(0.07)	(0.37)	(0.44)
Year Ended 1/31/2018	$10.99	0.19	1.56	1.75	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2017	$10.34	0.18	0.95	1.13	(0.21)	(0.27)	(0.48)
Year Ended 1/31/2016	$11.50	0.19	(0.49)	(0.30)	(0.22)	(0.64)	(0.86)
Year Ended 1/31/2015	$12.00	0.18	0.63	0.81	(0.24)	(1.07)	(1.31)
Year Ended 1/31/2014	$11.61	0.20	0.86	1.06	(0.31)	(0.36)	(0.67)
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$11.85	0.08	(0.25)	(0.17)	(0.08)	(0.37)	(0.45)
Year Ended 1/31/2018	$10.87	0.30	1.46	1.76	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.24	0.21	0.93	1.14	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.39	0.28	(0.54)	(0.26)	(0.25)	(0.64)	(0.89)
Year Ended 1/31/2015	$11.90	0.26	0.57	0.83	(0.27)	(1.07)	(1.34)
Year Ended 1/31/2014(e)	$11.82	0.18	0.53	0.71	(0.27)	(0.36)	(0.63)
Class C
Six Months Ended 7/31/2018 (Unaudited)	$11.89	0.03	(0.25)	(0.22)	(0.03)	(0.37)	(0.40)
Year Ended 1/31/2018	$10.91	0.11	1.54	1.65	(0.15)	(0.52)	(0.67)
Year Ended 1/31/2017	$10.27	0.10	0.94	1.04	(0.13)	(0.27)	(0.40)
Year Ended 1/31/2016	$11.41	0.11	(0.47)	(0.36)	(0.14)	(0.64)	(0.78)
Year Ended 1/31/2015	$11.92	0.09	0.62	0.71	(0.15)	(1.07)	(1.22)
Year Ended 1/31/2014	$11.53	0.11	0.86	0.97	(0.22)	(0.36)	(0.58)
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$11.97	0.08	(0.25)	(0.17)	(0.08)	(0.37)	(0.45)
Year Ended 1/31/2018	$10.98	0.24	1.53	1.77	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.33	0.22	0.94	1.16	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.49	0.22	(0.49)	(0.27)	(0.25)	(0.64)	(0.89)
Year Ended 1/31/2015	$11.99	0.21	0.63	0.84	(0.27)	(1.07)	(1.34)
Year Ended 1/31/2014	$11.59	0.23	0.87	1.10	(0.34)	(0.36)	(0.70)
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$11.84	0.08	(0.25)	(0.17)	(0.08)	(0.37)	(0.45)
Year Ended 1/31/2018	$10.87	0.22	1.54	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.21	0.94	1.15	(0.24)	(0.27)	(0.51)
Year Ended 1/31/2016	$11.39	0.51	(0.77)	(0.26)	(0.26)	(0.64)	(0.90)
Year Ended 1/31/2015	$11.90	0.39	0.46	0.85	(0.29)	(1.07)	(1.36)
Year Ended 1/31/2014(f)	$11.82	0.19	0.53	0.72	(0.28)	(0.36)	(0.64)
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$11.84	0.09	(0.25)	(0.16)	(0.09)	(0.37)	(0.46)
Year Ended 1/31/2018	$10.87	0.24	1.52	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.23	0.93	1.16	(0.25)	(0.27)	(0.52)
Year Ended 1/31/2016	$11.38	0.16	(0.40)	(0.24)	(0.27)	(0.64)	(0.91)
Year Ended 1/31/2015	$11.90	0.23	0.61	0.84	(0.29)	(1.07)	(1.36)
Year Ended 1/31/2014(g)	$11.82	0.19	0.54	0.73	(0.29)	(0.36)	(0.65)
The accompanying Notes to Financial Statements are an integral part of this statement.
102	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2018 (Unaudited)	$11.37	(1.43%)	0.43% (c)	0.43% (c),(d)	1.22% (c)	8%	$1,338,995
Year Ended 1/31/2018	$11.99	16.39%	0.44%	0.44% (d)	1.68%	9%	$1,389,747
Year Ended 1/31/2017	$10.99	11.19%	0.44%	0.44% (d)	1.64%	10%	$1,309,998
Year Ended 1/31/2016	$10.34	(2.89%)	0.46%	0.46% (d)	1.68%	17%	$1,295,482
Year Ended 1/31/2015	$11.50	6.77%	0.48%	0.48% (d)	1.49%	16%	$1,437,972
Year Ended 1/31/2014	$12.00	9.26%	0.46%	0.46% (d)	1.64%	23%	$1,425,904
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$11.23	(1.32%)	0.18% (c)	0.18% (c),(d)	1.48% (c)	8%	$1,259
Year Ended 1/31/2018	$11.85	16.68%	0.18%	0.18% (d)	2.60%	9%	$1,021
Year Ended 1/31/2017	$10.87	11.39%	0.19%	0.19% (d)	1.98%	10%	$355
Year Ended 1/31/2016	$10.24	(2.58%)	0.21%	0.21% (d)	2.61%	17%	$202
Year Ended 1/31/2015	$11.39	7.06%	0.23%	0.23% (d)	2.22%	16%	$29
Year Ended 1/31/2014(e)	$11.90	6.11%	0.21% (c)	0.21% (c),(d)	2.36% (c)	23%	$3
Class C
Six Months Ended 7/31/2018 (Unaudited)	$11.27	(1.82%)	1.18% (c)	1.18% (c),(d)	0.49% (c)	8%	$180,957
Year Ended 1/31/2018	$11.89	15.46%	1.19%	1.19% (d)	0.95%	9%	$207,421
Year Ended 1/31/2017	$10.91	10.34%	1.19%	1.19% (d)	0.90%	10%	$186,170
Year Ended 1/31/2016	$10.27	(3.48%)	1.21%	1.21% (d)	0.95%	17%	$178,548
Year Ended 1/31/2015	$11.41	5.92%	1.23%	1.23% (d)	0.77%	16%	$180,143
Year Ended 1/31/2014	$11.92	8.51%	1.21%	1.21% (d)	0.92%	23%	$162,357
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$11.35	(1.31%)	0.18% (c)	0.18% (c),(d)	1.47% (c)	8%	$44,288
Year Ended 1/31/2018	$11.97	16.60%	0.19%	0.19% (d)	2.09%	9%	$39,872
Year Ended 1/31/2017	$10.98	11.48%	0.19%	0.19% (d)	2.02%	10%	$4,598
Year Ended 1/31/2016	$10.33	(2.65%)	0.21%	0.21% (d)	1.92%	17%	$2,443
Year Ended 1/31/2015	$11.49	7.05%	0.23%	0.23% (d)	1.77%	16%	$2,989
Year Ended 1/31/2014	$11.99	9.65%	0.21%	0.21% (d)	1.90%	23%	$3,352
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$11.22	(1.31%)	0.17% (c)	0.17% (c)	1.44% (c)	8%	$4,473
Year Ended 1/31/2018	$11.84	16.62%	0.16%	0.16%	1.95%	9%	$7,323
Year Ended 1/31/2017	$10.87	11.55%	0.14%	0.14%	1.94%	10%	$5,521
Year Ended 1/31/2016	$10.23	(2.61%)	0.15%	0.15%	4.80%	17%	$3,803
Year Ended 1/31/2015	$11.39	7.21%	0.16%	0.16%	3.39%	16%	$78
Year Ended 1/31/2014(f)	$11.90	6.21%	0.11% (c)	0.11% (c)	2.51% (c)	23%	$3
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$11.22	(1.29%)	0.12% (c)	0.12% (c)	1.55% (c)	8%	$6,858
Year Ended 1/31/2018	$11.84	16.68%	0.12%	0.12%	2.11%	9%	$4,933
Year Ended 1/31/2017	$10.87	11.61%	0.09%	0.09%	2.15%	10%	$3,459
Year Ended 1/31/2016	$10.23	(2.42%)	0.09%	0.09%	1.59%	17%	$368
Year Ended 1/31/2015	$11.38	7.16%	0.06%	0.06%	1.92%	16%	$2
Year Ended 1/31/2014(g)	$11.90	6.25%	0.07% (c)	0.07% (c)	2.56% (c)	23%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	103

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2018 (Unaudited)	$11.95	0.06	(0.26)	(0.20)	(0.05)	(0.37)	(0.42)
Year Ended 1/31/2018	$10.96	0.17	1.55	1.72	(0.21)	(0.52)	(0.73)
Year Ended 1/31/2017	$10.32	0.16	0.93	1.09	(0.18)	(0.27)	(0.45)
Year Ended 1/31/2016	$11.47	0.16	(0.47)	(0.31)	(0.20)	(0.64)	(0.84)
Year Ended 1/31/2015	$11.97	0.15	0.63	0.78	(0.21)	(1.07)	(1.28)
Year Ended 1/31/2014	$11.58	0.23	0.80	1.03	(0.28)	(0.36)	(0.64)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Advisor Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(f)	Institutional 2 Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(g)	Institutional 3 Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
104	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2018 (Unaudited)	$11.33	(1.56%)	0.68% (c)	0.68% (c),(d)	0.98% (c)	8%	$3,274
Year Ended 1/31/2018	$11.95	16.05%	0.69%	0.69% (d)	1.46%	9%	$2,786
Year Ended 1/31/2017	$10.96	10.84%	0.69%	0.69% (d)	1.48%	10%	$2,282
Year Ended 1/31/2016	$10.32	(3.06%)	0.71%	0.71% (d)	1.37%	17%	$1,342
Year Ended 1/31/2015	$11.47	6.52%	0.73%	0.73% (d)	1.29%	16%	$1,610
Year Ended 1/31/2014	$11.97	9.02%	0.72%	0.72% (d)	1.92%	23%	$1,147
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	105

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2018 (Unaudited)	$13.50	0.05	(0.30)	(0.25)	(0.06)	(0.54)	(0.60)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)
Year Ended 1/31/2016	$12.45	0.18	(0.55)	(0.37)	(0.22)	(0.71)	(0.93)
Year Ended 1/31/2015	$13.01	0.16	0.76	0.92	(0.25)	(1.23)	(1.48)
Year Ended 1/31/2014	$12.04	0.18	1.21	1.39	(0.25)	(0.17)	(0.42)
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$13.61	0.07	(0.30)	(0.23)	(0.08)	(0.54)	(0.62)
Year Ended 1/31/2018	$12.10	0.24	2.24	2.48	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.23	0.19	1.30	1.49	(0.18)	(0.44)	(0.62)
Year Ended 1/31/2016	$12.54	0.21	(0.56)	(0.35)	(0.25)	(0.71)	(0.96)
Year Ended 1/31/2015	$13.08	0.53	0.44	0.97	(0.28)	(1.23)	(1.51)
Year Ended 1/31/2014	$12.11	0.18	1.25	1.43	(0.29)	(0.17)	(0.46)
Class C
Six Months Ended 7/31/2018 (Unaudited)	$13.52	0.01	(0.30)	(0.29)	(0.02)	(0.54)	(0.56)
Year Ended 1/31/2018	$12.04	0.08	2.26	2.34	(0.13)	(0.73)	(0.86)
Year Ended 1/31/2017	$11.21	0.07	1.29	1.36	(0.09)	(0.44)	(0.53)
Year Ended 1/31/2016	$12.51	0.09	(0.55)	(0.46)	(0.13)	(0.71)	(0.84)
Year Ended 1/31/2015	$13.07	0.06	0.77	0.83	(0.16)	(1.23)	(1.39)
Year Ended 1/31/2014	$12.11	0.08	1.21	1.29	(0.16)	(0.17)	(0.33)
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$13.47	0.07	(0.30)	(0.23)	(0.08)	(0.54)	(0.62)
Year Ended 1/31/2018	$11.98	0.20	2.26	2.46	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.13	0.18	1.29	1.47	(0.18)	(0.44)	(0.62)
Year Ended 1/31/2016	$12.44	0.21	(0.56)	(0.35)	(0.25)	(0.71)	(0.96)
Year Ended 1/31/2015	$12.99	0.19	0.77	0.96	(0.28)	(1.23)	(1.51)
Year Ended 1/31/2014	$12.03	0.19	1.23	1.42	(0.29)	(0.17)	(0.46)
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$13.60	0.07	(0.30)	(0.23)	(0.08)	(0.54)	(0.62)
Year Ended 1/31/2018	$12.09	0.23	2.26	2.49	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.23	0.20	1.30	1.50	(0.20)	(0.44)	(0.64)
Year Ended 1/31/2016	$12.53	0.38	(0.71)	(0.33)	(0.26)	(0.71)	(0.97)
Year Ended 1/31/2015	$13.08	0.21	0.77	0.98	(0.30)	(1.23)	(1.53)
Year Ended 1/31/2014	$12.11	0.33	1.12	1.45	(0.31)	(0.17)	(0.48)
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$13.30	0.07	(0.29)	(0.22)	(0.09)	(0.54)	(0.63)
Year Ended 1/31/2018	$11.84	0.31	2.13	2.44	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.01	0.21	1.26	1.47	(0.20)	(0.44)	(0.64)
Year Ended 1/31/2016	$12.31	0.13	(0.45)	(0.32)	(0.27)	(0.71)	(0.98)
Year Ended 1/31/2015	$12.87	0.21	0.76	0.97	(0.30)	(1.23)	(1.53)
Year Ended 1/31/2014(f)	$12.35	0.18	0.78	0.96	(0.27)	(0.17)	(0.44)
The accompanying Notes to Financial Statements are an integral part of this statement.
106	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2018 (Unaudited)	$12.65	(1.70%)	0.49% (c)	0.49% (c),(d)	0.83% (c)	8%	$1,747,106
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49% (d)	1.35%	9%	$1,826,698
Year Ended 1/31/2017	$12.00	13.24%	0.47% (e)	0.47% (d),(e)	1.30%	9%	$1,671,442
Year Ended 1/31/2016	$11.15	(3.42%)	0.52%	0.52% (d)	1.42%	16%	$1,646,276
Year Ended 1/31/2015	$12.45	7.03%	0.52%	0.52% (d)	1.22%	20%	$1,815,185
Year Ended 1/31/2014	$13.01	11.67%	0.50%	0.50% (d)	1.38%	22%	$1,805,239
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$12.76	(1.57%)	0.24% (c)	0.24% (c),(d)	1.09% (c)	8%	$15,115
Year Ended 1/31/2018	$13.61	21.09%	0.24%	0.24% (d)	1.86%	9%	$11,216
Year Ended 1/31/2017	$12.10	13.61%	0.22% (e)	0.22% (d),(e)	1.62%	9%	$2,128
Year Ended 1/31/2016	$11.23	(3.23%)	0.27%	0.27% (d)	1.72%	16%	$1,119
Year Ended 1/31/2015	$12.54	7.41%	0.29%	0.29% (d)	4.16%	20%	$1,054
Year Ended 1/31/2014	$13.08	11.95%	0.22%	0.22% (d)	1.39%	22%	$7
Class C
Six Months Ended 7/31/2018 (Unaudited)	$12.67	(2.08%)	1.24% (c)	1.24% (c),(d)	0.10% (c)	8%	$170,601
Year Ended 1/31/2018	$13.52	19.91%	1.24%	1.24% (d)	0.59%	9%	$215,268
Year Ended 1/31/2017	$12.04	12.36%	1.22% (e)	1.22% (d),(e)	0.55%	9%	$216,271
Year Ended 1/31/2016	$11.21	(4.08%)	1.27%	1.27% (d)	0.69%	16%	$206,181
Year Ended 1/31/2015	$12.51	6.30%	1.27%	1.27% (d)	0.49%	20%	$213,166
Year Ended 1/31/2014	$13.07	10.71%	1.25%	1.25% (d)	0.63%	22%	$198,837
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$12.62	(1.59%)	0.24% (c)	0.24% (c),(d)	1.08% (c)	8%	$126,682
Year Ended 1/31/2018	$13.47	21.13%	0.24%	0.24% (d)	1.59%	9%	$136,761
Year Ended 1/31/2017	$11.98	13.55%	0.22% (e)	0.22% (d),(e)	1.55%	9%	$119,833
Year Ended 1/31/2016	$11.13	(3.26%)	0.27%	0.27% (d)	1.67%	16%	$113,846
Year Ended 1/31/2015	$12.44	7.40%	0.27%	0.27% (d)	1.47%	20%	$128,314
Year Ended 1/31/2014	$12.99	11.87%	0.25%	0.25% (d)	1.49%	22%	$128,234
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$12.75	(1.55%)	0.19% (c)	0.19% (c)	1.11% (c)	8%	$9,045
Year Ended 1/31/2018	$13.60	21.18%	0.19%	0.19%	1.80%	9%	$8,881
Year Ended 1/31/2017	$12.09	13.63%	0.13% (e)	0.13% (e)	1.68%	9%	$5,706
Year Ended 1/31/2016	$11.23	(3.05%)	0.17%	0.17%	3.15%	16%	$3,537
Year Ended 1/31/2015	$12.53	7.46%	0.16%	0.16%	1.62%	20%	$648
Year Ended 1/31/2014	$13.08	12.07%	0.18%	0.18%	2.56%	22%	$577
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$12.45	(1.56%)	0.14% (c)	0.14% (c)	1.18% (c)	8%	$22,506
Year Ended 1/31/2018	$13.30	21.26%	0.14%	0.14%	2.47%	9%	$20,776
Year Ended 1/31/2017	$11.84	13.68%	0.07% (e)	0.07% (e)	1.81%	9%	$1,128
Year Ended 1/31/2016	$11.01	(3.09%)	0.12%	0.12%	1.16%	16%	$379
Year Ended 1/31/2015	$12.31	7.58%	0.09%	0.09%	1.64%	20%	$2
Year Ended 1/31/2014(f)	$12.87	7.88%	0.07% (c)	0.07% (c)	2.22% (c)	22%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	107

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2018 (Unaudited)	$13.48	0.04	(0.30)	(0.26)	(0.05)	(0.54)	(0.59)
Year Ended 1/31/2018	$11.99	0.15	2.24	2.39	(0.17)	(0.73)	(0.90)
Year Ended 1/31/2017	$11.14	0.13	1.29	1.42	(0.13)	(0.44)	(0.57)
Year Ended 1/31/2016	$12.44	0.14	(0.54)	(0.40)	(0.19)	(0.71)	(0.90)
Year Ended 1/31/2015	$12.99	0.13	0.76	0.89	(0.21)	(1.23)	(1.44)
Year Ended 1/31/2014	$12.03	0.13	1.22	1.35	(0.22)	(0.17)	(0.39)
Class V
Six Months Ended 7/31/2018 (Unaudited)	$13.50	0.05	(0.30)	(0.25)	(0.06)	(0.54)	(0.60)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)
Year Ended 1/31/2016	$12.45	0.18	(0.55)	(0.37)	(0.22)	(0.71)	(0.93)
Year Ended 1/31/2015	$13.00	0.16	0.76	0.92	(0.24)	(1.23)	(1.47)
Year Ended 1/31/2014	$12.04	0.16	1.22	1.38	(0.25)	(0.17)	(0.42)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
01/31/2017	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%	0.04%	0.04%

(f)	Institutional 3 Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
108	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2018 (Unaudited)	$12.63	(1.83%)	0.74% (c)	0.74% (c),(d)	0.55% (c)	8%	$4,697
Year Ended 1/31/2018	$13.48	20.51%	0.74%	0.74% (d)	1.14%	9%	$4,816
Year Ended 1/31/2017	$11.99	12.97%	0.72% (e)	0.72% (d),(e)	1.10%	9%	$3,743
Year Ended 1/31/2016	$11.14	(3.67%)	0.77%	0.77% (d)	1.11%	16%	$3,556
Year Ended 1/31/2015	$12.44	6.86%	0.77%	0.77% (d)	1.01%	20%	$4,270
Year Ended 1/31/2014	$12.99	11.31%	0.75%	0.75% (d)	1.02%	22%	$4,347
Class V
Six Months Ended 7/31/2018 (Unaudited)	$12.65	(1.70%)	0.49% (c)	0.49% (c),(d)	0.83% (c)	8%	$87,495
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49% (d)	1.35%	9%	$93,279
Year Ended 1/31/2017	$12.00	13.24%	0.47% (e)	0.47% (d),(e)	1.30%	9%	$86,404
Year Ended 1/31/2016	$11.15	(3.42%)	0.52%	0.52% (d)	1.42%	16%	$85,135
Year Ended 1/31/2015	$12.45	7.07%	0.56%	0.54% (d)	1.20%	20%	$97,408
Year Ended 1/31/2014	$13.00	11.52%	0.55%	0.55% (d)	1.24%	22%	$101,766
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	109

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2018 (Unaudited)	$14.10	0.03	(0.35)	(0.32)	(0.00) (c)	(0.65)	(0.65)
Year Ended 1/31/2018	$12.11	0.14	2.85	2.99	(0.20)	(0.80)	(1.00)
Year Ended 1/31/2017	$11.08	0.13	1.49	1.62	(0.14)	(0.45)	(0.59)
Year Ended 1/31/2016	$12.54	0.15	(0.57)	(0.42)	(0.19)	(0.85)	(1.04)
Year Ended 1/31/2015	$12.82	0.12	0.86	0.98	(0.30)	(0.96)	(1.26)
Year Ended 1/31/2014	$11.41	0.12	1.53	1.65	(0.24)	—	(0.24)
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$13.83	0.04	(0.33)	(0.29)	(0.01)	(0.65)	(0.66)
Year Ended 1/31/2018	$11.89	0.14	2.83	2.97	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$10.89	0.15	1.46	1.61	(0.16)	(0.45)	(0.61)
Year Ended 1/31/2016	$12.34	0.24	(0.61)	(0.37)	(0.23)	(0.85)	(1.08)
Year Ended 1/31/2015	$12.63	0.54	0.46	1.00	(0.33)	(0.96)	(1.29)
Year Ended 1/31/2014(f)	$11.82	0.20	0.88	1.08	(0.27)	—	(0.27)
Class C
Six Months Ended 7/31/2018 (Unaudited)	$13.77	(0.02)	(0.34)	(0.36)	—	(0.65)	(0.65)
Year Ended 1/31/2018	$11.85	0.04	2.79	2.83	(0.11)	(0.80)	(0.91)
Year Ended 1/31/2017	$10.87	0.04	1.45	1.49	(0.06)	(0.45)	(0.51)
Year Ended 1/31/2016	$12.32	0.06	(0.55)	(0.49)	(0.11)	(0.85)	(0.96)
Year Ended 1/31/2015	$12.62	0.03	0.83	0.86	(0.20)	(0.96)	(1.16)
Year Ended 1/31/2014	$11.24	0.03	1.50	1.53	(0.15)	—	(0.15)
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$14.04	0.04	(0.33)	(0.29)	(0.01)	(0.65)	(0.66)
Year Ended 1/31/2018	$12.06	0.22	2.79	3.01	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$11.03	0.16	1.48	1.64	(0.16)	(0.45)	(0.61)
Year Ended 1/31/2016	$12.49	0.19	(0.58)	(0.39)	(0.22)	(0.85)	(1.07)
Year Ended 1/31/2015	$12.78	0.17	0.83	1.00	(0.33)	(0.96)	(1.29)
Year Ended 1/31/2014	$11.36	0.19	1.50	1.69	(0.27)	—	(0.27)
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$13.82	0.04	(0.33)	(0.29)	(0.01)	(0.65)	(0.66)
Year Ended 1/31/2018	$11.88	0.19	2.79	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.88	0.17	1.45	1.62	(0.17)	(0.45)	(0.62)
Year Ended 1/31/2016	$12.33	0.31	(0.68)	(0.37)	(0.23)	(0.85)	(1.08)
Year Ended 1/31/2015	$12.63	0.16	0.85	1.01	(0.35)	(0.96)	(1.31)
Year Ended 1/31/2014(g)	$11.82	0.04	1.06	1.10	(0.29)	—	(0.29)
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$13.82	0.05	(0.34)	(0.29)	(0.01)	(0.65)	(0.66)
Year Ended 1/31/2018	$11.88	0.18	2.80	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.87	0.19	1.45	1.64	(0.18)	(0.45)	(0.63)
Year Ended 1/31/2016	$12.32	0.08	(0.44)	(0.36)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2015	$12.62	0.17	0.84	1.01	(0.35)	(0.96)	(1.31)
Year Ended 1/31/2014(h)	$11.82	0.15	0.95	1.10	(0.30)	—	(0.30)
The accompanying Notes to Financial Statements are an integral part of this statement.
110	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2018 (Unaudited)	$13.13	(2.10%)	0.46% (d)	0.46% (d),(e)	0.40% (d)	10%	$645,946
Year Ended 1/31/2018	$14.10	25.45%	0.49%	0.49% (e)	1.08%	13%	$670,783
Year Ended 1/31/2017	$12.11	14.95%	0.50%	0.50% (e)	1.06%	12%	$582,182
Year Ended 1/31/2016	$11.08	(3.92%)	0.51%	0.51% (e)	1.18%	12%	$549,678
Year Ended 1/31/2015	$12.54	7.50%	0.54%	0.54% (e)	0.92%	27%	$577,868
Year Ended 1/31/2014	$12.82	14.41%	0.52%	0.52% (e)	0.98%	29%	$554,189
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$12.88	(1.98%)	0.21% (d)	0.21% (d),(e)	0.65% (d)	10%	$1,533
Year Ended 1/31/2018	$13.83	25.76%	0.23%	0.23% (e)	1.10%	13%	$1,662
Year Ended 1/31/2017	$11.89	15.20%	0.25%	0.25% (e)	1.27%	12%	$1,242
Year Ended 1/31/2016	$10.89	(3.65%)	0.26%	0.26% (e)	1.97%	12%	$779
Year Ended 1/31/2015	$12.34	7.78%	0.28%	0.28% (e)	4.28%	27%	$497
Year Ended 1/31/2014(f)	$12.63	9.08%	0.29% (d)	0.29% (d),(e)	2.54% (d)	29%	$26
Class C
Six Months Ended 7/31/2018 (Unaudited)	$12.76	(2.50%)	1.21% (d)	1.21% (d),(e)	(0.30%) (d)	10%	$79,265
Year Ended 1/31/2018	$13.77	24.61%	1.24%	1.24% (e)	0.34%	13%	$88,717
Year Ended 1/31/2017	$11.85	14.01%	1.25%	1.25% (e)	0.33%	12%	$75,648
Year Ended 1/31/2016	$10.87	(4.60%)	1.25%	1.25% (e)	0.46%	12%	$66,938
Year Ended 1/31/2015	$12.32	6.66%	1.29%	1.29% (e)	0.22%	27%	$62,488
Year Ended 1/31/2014	$12.62	13.56%	1.27%	1.27% (e)	0.27%	29%	$50,676
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$13.09	(1.95%)	0.21% (d)	0.21% (d),(e)	0.66% (d)	10%	$22,003
Year Ended 1/31/2018	$14.04	25.73%	0.23%	0.23% (e)	1.67%	13%	$20,763
Year Ended 1/31/2017	$12.06	15.27%	0.25%	0.25% (e)	1.39%	12%	$3,329
Year Ended 1/31/2016	$11.03	(3.69%)	0.26%	0.26% (e)	1.55%	12%	$1,809
Year Ended 1/31/2015	$12.49	7.70%	0.29%	0.29% (e)	1.30%	27%	$1,433
Year Ended 1/31/2014	$12.78	14.82%	0.28%	0.28% (e)	1.51%	29%	$951
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$12.87	(1.98%)	0.20% (d)	0.20% (d)	0.68% (d)	10%	$3,552
Year Ended 1/31/2018	$13.82	25.83%	0.20%	0.20%	1.44%	13%	$2,642
Year Ended 1/31/2017	$11.88	15.28%	0.18%	0.18%	1.49%	12%	$1,638
Year Ended 1/31/2016	$10.88	(3.58%)	0.18%	0.18%	2.61%	12%	$1,041
Year Ended 1/31/2015	$12.33	7.83%	0.18%	0.18%	1.22%	27%	$381
Year Ended 1/31/2014(g)	$12.63	9.27%	0.19% (d)	0.19% (d)	0.47% (d)	29%	$385
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$12.87	(1.97%)	0.15% (d)	0.15% (d)	0.75% (d)	10%	$7,518
Year Ended 1/31/2018	$13.82	25.89%	0.14%	0.14%	1.40%	13%	$3,722
Year Ended 1/31/2017	$11.88	15.44%	0.13%	0.13%	1.66%	12%	$2,111
Year Ended 1/31/2016	$10.87	(3.54%)	0.15%	0.15%	0.69%	12%	$214
Year Ended 1/31/2015	$12.32	7.88%	0.14%	0.14%	1.30%	27%	$2
Year Ended 1/31/2014(h)	$12.62	9.23%	0.06% (d)	0.06% (d)	1.95% (d)	29%	$3
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	111

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2018 (Unaudited)	$13.99	0.01	(0.35)	(0.34)	(0.00) (c)	(0.65)	(0.65)
Year Ended 1/31/2018	$12.02	0.11	2.83	2.94	(0.17)	(0.80)	(0.97)
Year Ended 1/31/2017	$11.01	0.14	1.43	1.57	(0.11)	(0.45)	(0.56)
Year Ended 1/31/2016	$12.46	0.12	(0.56)	(0.44)	(0.16)	(0.85)	(1.01)
Year Ended 1/31/2015	$12.75	0.10	0.83	0.93	(0.26)	(0.96)	(1.22)
Year Ended 1/31/2014	$11.35	0.14	1.47	1.61	(0.21)	—	(0.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
(d)	Annualized.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Advisor Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(g)	Institutional 2 Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
(h)	Institutional 3 Class shares commenced operations on June 13, 2013. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
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Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2018 (Unaudited)	$13.00	(2.29%)	0.71% (d)	0.71% (d),(e)	0.16% (d)	10%	$2,812
Year Ended 1/31/2018	$13.99	25.21%	0.73%	0.73% (e)	0.83%	13%	$2,671
Year Ended 1/31/2017	$12.02	14.61%	0.75%	0.75% (e)	1.22%	12%	$2,099
Year Ended 1/31/2016	$11.01	(4.09%)	0.76%	0.76% (e)	0.97%	12%	$1,029
Year Ended 1/31/2015	$12.46	7.19%	0.79%	0.79% (e)	0.72%	27%	$912
Year Ended 1/31/2014	$12.75	14.13%	0.78%	0.78% (e)	1.12%	29%	$644
The accompanying Notes to Financial Statements are an integral part of this statement.
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Notes to Financial Statements
July 31, 2018 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II, (each, a Trust and collectively, the Trusts) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund currently operates as a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio each offers Class A, Advisor Class, Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class, Class K and Class R shares. Columbia Capital Allocation Moderate Aggressive Portfolio offers Class A, Advisor Class, Class C, Institutional Class, Institutional 2 Class, Institutional 3 Class, Class K, Class R and Class V shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents and by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A shares are subject to a maximum front-end sales charge of 4.75% for Columbia Capital Allocation Conservative Portfolio. Class A shares of Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio are subject to a maximum front-end sales charge of 5.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
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Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.
Institutional 3 Class shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.
Class K shares are not subject to sales charges and are closed to new investors. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the same Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders. Advisor Class shares commenced operations on March 1, 2018.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class V shares are subject to a maximum front-end sales charge of 5.75% based on the investment amount. Class V shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a CDSC if the shares are sold within 18 months of purchase, charged as follows: 1.00% CDSC if redeemed within 12 months of purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase. Class V shares are available only to investors who received (and who have continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security valuation
All equity securities are valued at the close of business of the New York Stock Exchange. Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees, including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
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Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer
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Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. Each Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift foreign currency exposure back to U.S. dollars, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark and to recover an underweight country exposure in its portfolio. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires.
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Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. Unlike a bilateral swap contract, for centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Certain Funds entered into credit default swap contracts to increase or decrease its credit exposure to an index and to increase or decrease its credit exposure to a specific debt security or a basket of debt securities, as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are agreements in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
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Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Any upfront payments or receipts by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
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Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	134,392*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,193
Interest rate risk	Net assets — unrealized appreciation on futures contracts	37,323*
Total		172,908

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	10,312*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	299
Total		10,611

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	20,439	20,439
Equity risk	—	(6,930)	—	(6,930)
Foreign exchange risk	4,351	—	—	4,351
Interest rate risk	—	(628,494)	—	(628,494)
Total	4,351	(635,424)	20,439	(610,634)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(23,173)	(23,173)
Equity risk	—	205,408	—	205,408
Foreign exchange risk	(3,143)	—	—	(3,143)
Interest rate risk	—	399,162	—	399,162
Total	(3,143)	604,570	(23,173)	578,254
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Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2018:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	10,474,950*
Futures contracts — short	4,224,555*
Credit default swap contracts — sell protection	(16,575)**

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	3,172	(1,113)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2018.
**	Based on the ending daily outstanding amounts for the six months ended July 31, 2018.
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	587,176*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	1,821
Interest rate risk	Net assets — unrealized appreciation on futures contracts	83,652*
Total		672,649

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized depreciation on futures contracts	73,763*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	459
Total		74,222

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	121

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	61,287	61,287
Equity risk	—	956,208	—	956,208
Foreign exchange risk	6,448	—	—	6,448
Interest rate risk	—	(397,029)	—	(397,029)
Total	6,448	559,179	61,287	626,914

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(69,490)	(69,490)
Equity risk	—	(380,575)	—	(380,575)
Foreign exchange risk	(4,950)	—	—	(4,950)
Interest rate risk	—	886,594	—	886,594
Total	(4,950)	506,019	(69,490)	431,579
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2018:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	37,315,887*
Futures contracts — short	5,188,945*
Credit default swap contracts — sell protection	(49,724)**

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	4,778	(1,703)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2018.
**	Based on the ending daily outstanding amounts for the six months ended July 31, 2018.
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	2,681,347*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	3,071
Interest rate risk	Net assets — unrealized appreciation on futures contracts	64,605*
Total		2,749,023

122	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	30,982*
Equity risk	Net assets — unrealized depreciation on futures contracts	187,331*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	4,175
Total		222,488

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	156,515	156,515
Equity risk	—	5,619,373	—	5,619,373
Foreign exchange risk	(10,231)	—	—	(10,231)
Interest rate risk	—	(2,131,856)	—	(2,131,856)
Total	(10,231)	3,487,517	156,515	3,633,801

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(198,790)	(198,790)
Equity risk	—	(5,743,471)	—	(5,743,471)
Foreign exchange risk	(9,684)	—	—	(9,684)
Interest rate risk	—	1,363,288	—	1,363,288
Total	(9,684)	(4,380,183)	(198,790)	(4,588,657)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	170,557,441
Futures contracts — short	21,673,485
Credit default swap contracts — buy protection	9,271,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	9,761	(9,619)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2018.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	123

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	5,239,015*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,144
Interest rate risk	Net assets — unrealized appreciation on futures contracts	127,440*
Total		5,368,599

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	41,870*
Equity risk	Net assets — unrealized depreciation on futures contracts	200,297*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	2,973
Interest rate risk	Net assets — unrealized depreciation on futures contracts	118,503*
Total		363,643

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	261,000	261,000
Equity risk	—	13,716,846	—	13,716,846
Foreign exchange risk	(6,554)	—	—	(6,554)
Interest rate risk	—	(3,757,394)	—	(3,757,394)
Total	(6,554)	9,959,452	261,000	10,213,898

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(324,340)	(324,340)
Equity risk	—	(11,858,228)	—	(11,858,228)
Foreign exchange risk	(6,957)	—	—	(6,957)
Interest rate risk	—	2,309,249	—	2,309,249
Total	(6,957)	(9,548,979)	(324,340)	(9,880,276)
124	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	368,143,106
Futures contracts — short	30,907,653
Credit default swap contracts — buy protection	12,529,000

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2018.

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	6,811	(6,740)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2018.
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2018:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Net assets — unrealized appreciation on futures contracts	1,891,824*
Foreign exchange risk	Unrealized appreciation on forward foreign currency exchange contracts	2,533
Interest rate risk	Net assets — unrealized appreciation on futures contracts	23,992*
Total		1,918,349

	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Net assets — unrealized depreciation on swap contracts	12,562*
Equity risk	Net assets — unrealized depreciation on futures contracts	48,486*
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	3,521
Interest rate risk	Net assets — unrealized depreciation on futures contracts	64,379*
Total		128,948

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	125

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2018:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	100,214	100,214
Equity risk	—	3,304,297	—	3,304,297
Foreign exchange risk	(7,473)	—	—	(7,473)
Interest rate risk	—	(257,252)	—	(257,252)
Total	(7,473)	3,047,045	100,214	3,139,786

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	(122,133)	(122,133)
Equity risk	—	(3,460,662)	—	(3,460,662)
Foreign exchange risk	(8,353)	—	—	(8,353)
Interest rate risk	—	102,667	—	102,667
Total	(8,353)	(3,357,995)	(122,133)	(3,488,481)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2018:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	99,320,929
Futures contracts — short	15,825,747
Credit default swap contracts — buy protection	3,759,000

Derivative instrument	Average unrealized appreciation ($)*	Average unrealized depreciation ($)*
Forward foreign currency exchange contracts	8,022	(7,912)

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2018.
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of July 31, 2018:
126	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Columbia Capital Allocation Conservative Portfolio
JPMorgan ($)
Assets
Forward foreign currency exchange contracts	1,193
Total assets	1,193
Liabilities
Forward foreign currency exchange contracts	299
Total liabilities	299
Total financial and derivative net assets	894
Total collateral received (pledged) (a)	-
Net amount (b)	894

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Conservative Portfolio
JPMorgan ($)
Assets
Forward foreign currency exchange contracts	1,821
Total assets	1,821
Liabilities
Forward foreign currency exchange contracts	459
Total liabilities	459
Total financial and derivative net assets	1,362
Total collateral received (pledged) (a)	-
Net amount (b)	1,362

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Represents the net amount due from/(to) counterparties in the event of default.
Columbia Capital Allocation Moderate Portfolio
	Morgan Stanley ($) (d)	Morgan Stanley ($) (d)	Total ($)
Assets
Forward foreign currency exchange contracts	3,071	-	3,071
Total assets	3,071	-	3,071
Liabilities
Centrally cleared credit default swap contracts (a)	-	3,384	3,384
Forward foreign currency exchange contracts	4,175	-	4,175
Total liabilities	4,175	3,384	7,559
Total financial and derivative net assets	(1,104)	(3,384)	(4,488)
Total collateral received (pledged) (b)	-	(3,384)	(3,384)
Net amount (c)	(1,104)	-	(1,104)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
(d)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	127

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Morgan Stanley ($) (d)	Morgan Stanley ($)(d)	Total ($)
Assets
Forward foreign currency exchange contracts	2,144	-	2,144
Total assets	2,144	-	2,144
Liabilities
Centrally cleared credit default swap contracts (a)	-	4,574	4,574
Forward foreign currency exchange contracts	2,973	-	2,973
Total liabilities	2,973	4,574	7,547
Total financial and derivative net assets	(829)	(4,574)	(5,403)
Total collateral received (pledged) (b)	-	(4,574)	(4,574)
Net amount (c)	(829)	-	(829)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
(d)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
Columbia Capital Allocation Aggressive Portfolio
	Morgan Stanley ($) (d)	Morgan Stanley ($) (d)	Total ($)
Assets
Forward foreign currency exchange contracts	2,533	-	2,533
Total assets	2,533	-	2,533
Liabilities
Centrally cleared credit default swap contracts (a)	-	1,372	1,372
Forward foreign currency exchange contracts	3,521	-	3,521
Total liabilities	3,521	1,372	4,893
Total financial and derivative net assets	(988)	(1,372)	(2,360)
Total collateral received (pledged) (b)	-	(1,372)	(1,372)
Net amount (c)	(988)	-	(988)

(a)	Centrally cleared swaps are included within payable/receivable for variation margin on the Statement of Assets and Liabilities.
(b)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(c)	Represents the net amount due from/(to) counterparties in the event of default.
(d)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported,
128	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	129

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The annualized effective management services fee rates, based on each Fund’s average daily net assets for the six months ended July 31, 2018 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.11
Columbia Capital Allocation Moderate Conservative Portfolio	0.09
Columbia Capital Allocation Moderate Portfolio	0.07
Columbia Capital Allocation Moderate Aggressive Portfolio	0.10
Columbia Capital Allocation Aggressive Portfolio	0.08
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Funds.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
130	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K, Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07%, 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class
For the six months ended July 31, 2018, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class K (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.009 (a)	0.09	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	—	0.09	—
Columbia Capital Allocation Moderate Portfolio	0.08	0.08	0.08	0.08	0.07	0.02	0.006 (a)	0.08	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.11	0.11	0.11	0.11	0.06	0.01	—	0.11	0.11
Columbia Capital Allocation Aggressive Portfolio	0.09	0.09	0.09	0.09	0.07	0.02	0.007 (a)	0.09	—

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations.
For the six months ended July 31, 2018, these minimum account balance fees reduced total expenses as follows:
Fund	Amount ($)
Columbia Capital Allocation Conservative Portfolio	—
Columbia Capital Allocation Moderate Conservative Portfolio	100
Columbia Capital Allocation Moderate Portfolio	100
Columbia Capital Allocation Moderate Aggressive Portfolio	8,836
Columbia Capital Allocation Aggressive Portfolio	120
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, each Fund paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. As a result of all Class K shares of each Fund being redeemed or exchanged for Advisor Class shares, March 9, 2018 was the last day each Fund paid a plan administration fee for Class K shares.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	131

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	286,000
Columbia Capital Allocation Moderate Conservative Portfolio	492,000
Columbia Capital Allocation Moderate Portfolio	1,705,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,238,000
Columbia Capital Allocation Aggressive Portfolio	338,000
These amounts are based on the most recent information available as of June 30, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2018, if any, are as follows:
Fund	Class A ($)	Class C ($)	Class V ($)
Columbia Capital Allocation Conservative Portfolio	79,964	2,222	—
Columbia Capital Allocation Moderate Conservative Portfolio	193,832	3,660	—
Columbia Capital Allocation Moderate Portfolio	8,990,158	11,516	—
Columbia Capital Allocation Moderate Aggressive Portfolio	905,141	10,224	3,592
Columbia Capital Allocation Aggressive Portfolio	542,520	5,189	—
132	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	June 1, 2018 through May 31, 2019
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.49	0.24	1.24	0.24	0.22	0.17	0.74	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.50	0.25	1.25	0.25	0.24	0.19	0.75	N/A
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.21	0.17	0.72	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.50	0.25	1.25	0.25	0.21	0.16	0.75	0.50
Columbia Capital Allocation Aggressive Portfolio	0.50	0.25	1.25	0.25	0.24	0.18	0.75	N/A

	Prior to June 1, 2018
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.49	0.24	1.24	0.24	0.235	0.185	0.74	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.49	0.24	1.24	0.24	0.235	0.185	0.74	N/A
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.215	0.165	0.72	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.235	0.185	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.235	0.185	0.76	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Capital Allocation Conservative Portfolio	239,655,000	8,557,000	(6,336,000)	2,221,000
Columbia Capital Allocation Moderate Conservative Portfolio	542,008,000	30,388,000	(11,908,000)	18,480,000
Columbia Capital Allocation Moderate Portfolio	1,463,003,000	142,091,000	(28,937,000)	113,154,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,952,421,000	242,182,000	(22,988,000)	219,194,000
Columbia Capital Allocation Aggressive Portfolio	656,276,000	103,245,000	(5,351,000)	97,894,000
Columbia Capital Allocation Portfolios | Semiannual Report 2018	133

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended July 31, 2018, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	13,726,731	22,321,319
Columbia Capital Allocation Moderate Conservative Portfolio	37,198,493	70,949,610
Columbia Capital Allocation Moderate Portfolio	113,777,780	144,417,710
Columbia Capital Allocation Moderate Aggressive Portfolio	143,693,387	218,216,135
Columbia Capital Allocation Aggressive Portfolio	72,261,450	76,050,089
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended July 31, 2018.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate
134	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
No Fund had borrowings during the six months ended July 31, 2018.
Note 9. Significant risks
Shareholder concentration risk
At July 31, 2018, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	78.1
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	79.7
Columbia Capital Allocation Moderate Portfolio	—	—	89.1
Columbia Capital Allocation Moderate Aggressive Portfolio	1	13.4	57.8
Columbia Capital Allocation Aggressive Portfolio	—	—	87.0
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
Columbia Capital Allocation Portfolios | Semiannual Report 2018	135

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Capital Allocation Portfolios (each, a Series Fund and collectively, the Series Funds). Under a management agreement with respect to each Series Fund (each, a Management Agreement), Columbia Threadneedle provides investment advice and other services to each of the Series Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, each Series Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of each Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and each Series Fund’s performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue each Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of each Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Series Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Series Funds by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under each Management Agreement, the Board also took into account the organization and strength of each Series Fund and it’s service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under each Management Agreement and each Series Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
136	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of each Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Series Funds under each Management Agreement. It was also observed that the services being performed under each Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to each Series Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under each Management Agreement, the Board carefully reviewed the investment performance of each Series Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of each Series Fund, the performance of a benchmark index, the percentage ranking of each Series Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of each Series Fund. The Board observed that the investment performance for each of Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio met expectations. The Board observed that the investment performance for Columbia Capital Allocation Conservative Portfolio was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with each Series Fund
The Board reviewed comparative fees and the costs of services provided under each Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of each Series Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing each Series Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Series Funds’ performance and expenses, the reasonableness of the Series Funds’ fee rates, and JDL’s conclusion that the management fees being charged to each Series Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). The Board took into account that the total expense ratio (after considering proposed expense caps/waivers) was slightly below the peer universe’s median expense ratio shown in the reports for Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Portfolio; approximated the peer universe’s median expense ratio for Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio; and was somewhat higher than the median ratio, but lower than the 60th percentile of the Fund’s peer universe for Columbia Capital Allocation Conservative Portfolio. Based on its review, the Board concluded that each Series Fund management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to each Series Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Series Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Series Funds, such as the enhanced ability to offer various other
Columbia Capital Allocation Portfolios | Semiannual Report 2018	137

Approval of Management Agreement  (continued)
financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Series Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
Given that the Series Funds pay relatively low management fees, the Board determined not to accord weight to the lack of any material economies of scale associated with the growth of each Series Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of each Management Agreement.
138	Columbia Capital Allocation Portfolios | Semiannual Report 2018

Additional information
The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the SEC at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Funds’ complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Capital Allocation Portfolios | Semiannual Report 2018	139

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Columbia Capital Allocation Portfolios
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR124_01_H01_(09/18)

SemiAnnual Report
July 31, 2018
Columbia Income Builder Fund
Not FDIC Insured • No bank guarantee • May lose value

President’s Message
Dear Shareholders,
The year 2017 was an extraordinary year in the financial markets. The S&P 500 Index didn’t experience a single down month and returned over 20%. Continuing this trend, January 2018 marked the fastest start for the index ever. Low volatility, which had been a feature of the U.S. equity market for several years, along with the surge in the S&P 500 Index, drove investor sentiment to very high levels. This arguably set the stage for an overdue correction, which we witnessed in February 2018.
A return to volatility
There have been few periods of market upheaval such as were experienced in the first part of 2018. While investors were taken by surprise by the sudden and pronounced market swings, the return to some level of volatility actually marked a resumption of relatively normal market conditions. Having said that, it’s important to distinguish between a good technical correction where excess enthusiasm in the marketplace is being let out, versus a real change in the underlying fundamentals – things like an underperforming economy or weaker corporate earnings. Our view is that the recent market volatility falls into the former category, and the fundamentals remain strong. We’re continuing to see improvements in global economic activity, and we’re seeing corporate earnings expectations continue to rise – and not just because of tax reform.
Consistency is more important than ever
It’s important to keep in mind that when it comes to long-term investing, it’s the destination, not the journey that matters most. If you have a financial goal that you’ve worked out with your financial advisor, and you have a good asset allocation plan to reach it, it’s a question of sticking with your plan rather than become focused on near-term volatility. Bouts of volatility are normal. After all, it’s hard to cross the ocean without hitting an occasional rough patch. You need to focus on the destination.
One final thought. In weathering volatility, it’s the consistency of the return that is essential. Investors who chase higher returns are usually the first to sell when an investment goes through a bad patch, and they therefore don’t tend to benefit from the recovery. More disciplined investors who perhaps panic less or not at all during periods of volatility, tend to have improved long-term results and are more likely to reach their financial goals. Nothing is more important to us than making sure those who have entrusted us to protect and grow their assets are able to do what matters most to them.
Your success is our priority. Talk to your financial advisor about how working with Columbia Threadneedle Investments may help you position your portfolio for consistent, sustainable outcomes, no matter the market conditions.
Sincerely,
Christopher O. Petersen
President, Columbia Funds
The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance. Past performance is no guarantee of future results.
Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
© 2018 Columbia Management Investment Advisers, LLC. All rights reserved.
Columbia Income Builder Fund   |  Semiannual Report 2018

Columbia Income Builder Fund  |  Semiannual Report 2018

Fund at a Glance
(Unaudited)
Investment objective
Columbia Income Builder Fund (the Fund) seeks to provide shareholders with a high level of current income and growth of capital.
Portfolio management
Colin Lundgren, CFA
Lead Portfolio Manager
Managed Fund since 2006
Gene Tannuzzo, CFA
Portfolio Manager
Managed Fund since 2010
Average annual total returns (%) (for the period ended July 31, 2018)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	0.09	3.55	4.66	6.04
	Including sales charges		-4.65	-1.34	3.64	5.52
Advisor Class*		11/08/12	0.21	3.88	4.92	6.19
Class C	Excluding sales charges	02/16/06	-0.28	2.85	3.88	5.25
	Including sales charges		-1.26	1.86	3.88	5.25
Institutional Class*		09/27/10	0.21	3.81	4.92	6.25
Institutional 2 Class*		11/08/12	0.21	3.81	4.95	6.22
Institutional 3 Class*		03/01/17	0.16	3.86	4.75	6.08
Class R*		09/27/10	-0.03	3.36	4.39	5.84
Class T*	Excluding sales charges	06/25/14	0.07	3.52	4.64	6.03
	Including sales charges		-2.43	0.90	4.11	5.76
Blended Benchmark			-0.43	2.08	4.07	4.93
Bloomberg Barclays U.S. Aggregate Bond Index			-0.45	-0.80	2.25	3.73
Russell 3000 Value Index			-1.04	9.91	10.05	9.00
FTSE Three-Month U.S. Treasury Bill Index			0.84	1.41	0.43	0.32
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class T shares are shown with and without the maximum initial sales charge of 2.50% per transaction. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% FTSE Three-Month U.S. Treasury Bill Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
2	Columbia Income Builder Fund | Semiannual Report 2018

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at July 31, 2018)
Equity Funds	25.6
Exchange-Traded Funds	1.9
Fixed-Income Funds	72.4
Money Market Funds	0.1
Total	100.0
Percentages indicated are based upon total investments and exclude investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Columbia Income Builder Fund | Semiannual Report 2018	3

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2018 — July 31, 2018
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,000.90	1,022.91	1.89	1.91	0.38	4.96	5.02	1.00
Advisor Class	1,000.00	1,000.00	1,002.10	1,024.15	0.65	0.65	0.13	3.72	3.76	0.75
Class C	1,000.00	1,000.00	997.20	1,019.19	5.60	5.66	1.13	8.67	8.76	1.75
Institutional Class	1,000.00	1,000.00	1,002.10	1,024.15	0.65	0.65	0.13	3.72	3.76	0.75
Institutional 2 Class	1,000.00	1,000.00	1,002.10	1,024.20	0.60	0.60	0.12	3.67	3.71	0.74
Institutional 3 Class	1,000.00	1,000.00	1,001.60	1,024.50	0.30	0.30	0.06	3.37	3.41	0.68
Class R	1,000.00	1,000.00	999.70	1,021.67	3.12	3.16	0.63	6.20	6.27	1.25
Class T	1,000.00	1,000.00	1,000.70	1,022.76	2.03	2.06	0.41	5.11	5.17	1.03
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
4	Columbia Income Builder Fund | Semiannual Report 2018

Portfolio of Investments
July 31, 2018 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 25.6%
	Shares	Value ($)
Convertible 5.1%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	2,991,317	63,655,218
Dividend Income 12.0%
Columbia Dividend Income Fund, Institutional 3 Class(a)	2,738,815	62,801,030
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	6,341,537	63,415,370
Columbia Global Dividend Opportunity Fund, Institutional 3 Class(a)	1,169,933	22,275,518
Total		148,491,918
Global Real Estate 3.3%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	2,965,457	40,537,792
U.S. Small Cap 5.2%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,354,458	64,770,201
Total Equity Funds (Cost $287,880,187)		317,455,129

Exchange-Traded Funds 1.9%

Columbia Diversified Fixed Income Allocation ETF(a)	1,250,000	24,000,000
Total Exchange-Traded Funds (Cost $24,980,250)		24,000,000

Fixed-Income Funds 72.4%

Emerging Markets 9.4%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	10,550,587	117,428,029
Floating Rate 6.9%
Columbia Floating Rate Fund, Institutional 3 Class(a)	9,339,701	85,458,268
Fixed-Income Funds (continued)
	Shares	Value ($)
High Yield 11.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	48,235,864	137,954,571
Inflation Protected Securities 0.8%
Columbia Inflation Protected Securities Fund, Institutional 3 Class(a)	1,012,737	9,631,132
Investment Grade 44.2%
Columbia Corporate Income Fund, Institutional 3 Class(a)	14,789,770	146,270,819
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	5,037,409	48,711,747
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	11,939,570	118,440,537
Columbia Quality Income Fund, Institutional 3 Class(a)	43,138,436	227,770,943
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	615,723	6,655,963
Total		547,850,009
Total Fixed-Income Funds (Cost $907,982,795)		898,322,009

Money Market Funds 0.1%

Columbia Government Money Market Fund, Institutional 3 Class, 1.469%(a),(b)	653,737	653,737
Total Money Market Funds (Cost $653,283)		653,737
Total Investments in Securities (Cost: $1,221,496,515)		1,240,430,875
Other Assets & Liabilities, Net		(216,724)
Net Assets		1,240,214,151
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2018	5

Portfolio of Investments  (continued)
July 31, 2018 (Unaudited)
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended July 31, 2018 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Capital gain distributions — affiliated issuers ($)	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Convertible Securities Fund, Institutional 3 Class
	3,010,448	77,393	(96,524)	2,991,317	—	31,637	938,334	697,355	63,655,218
Columbia Corporate Income Fund, Institutional 3 Class
	9,436,793	5,903,947	(550,970)	14,789,770	—	(61,554)	(3,352,202)	2,000,733	146,270,819
Columbia Diversified Fixed Income Allocation ETF
	1,250,000	—	—	1,250,000	—	—	(756,250)	398,838	24,000,000
Columbia Dividend Income Fund, Institutional 3 Class
	2,973,847	83,314	(318,346)	2,738,815	—	320,575	(1,680,396)	615,786	62,801,030
Columbia Dividend Opportunity Fund, Institutional 3 Class
	8,413,765	348,586	(2,420,814)	6,341,537	—	(349,020)	(1,777,379)	1,145,892	63,415,370
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	8,197,690	2,580,017	(227,120)	10,550,587	—	(155,409)	(6,102,411)	2,465,817	117,428,029
Columbia Floating Rate Fund, Institutional 3 Class
	11,974,392	425,863	(3,060,554)	9,339,701	—	(199,504)	(143,451)	2,195,914	85,458,268
Columbia Global Dividend Opportunity Fund, Institutional 3 Class
	1,185,542	36,856	(52,465)	1,169,933	—	21,584	(1,483,637)	311,627	22,275,518
Columbia Government Money Market Fund, Institutional 3 Class, 1.469%
	657,091	13,788	(17,142)	653,737	—	3	(3)	4,382	653,737
Columbia High Yield Bond Fund, Institutional 3 Class
	60,757,653	2,243,226	(14,765,015)	48,235,864	—	(1,269,374)	(3,841,362)	3,681,048	137,954,571
Columbia Inflation Protected Securities Fund, Institutional 3 Class
	936,542	94,328	(18,133)	1,012,737	—	(4,221)	30,079	—	9,631,132
Columbia Limited Duration Credit Fund, Institutional 3 Class
	6,265,536	152,704	(1,380,831)	5,037,409	—	(166,777)	(399,857)	537,680	48,711,747
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	11,904,244	386,668	(351,342)	11,939,570	—	(69,302)	1,857,853	2,078,331	118,440,537
Columbia Quality Income Fund, Institutional 3 Class
	43,063,231	1,274,641	(1,199,436)	43,138,436	—	(144,737)	(2,448,797)	3,269,103	227,770,943
Columbia Real Estate Equity Fund, Institutional 3 Class
	817,134	2,174,077	(25,754)	2,965,457	1,448,265	(43,540)	1,017,979	416,896	40,537,792
Columbia Small Cap Value Fund I, Institutional 3 Class
	1,457,029	46,373	(148,944)	1,354,458	1,268,015	(253,574)	990,717	—	64,770,201
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	617,109	14,432	(15,818)	615,723	—	(4,691)	(75,920)	62,759	6,655,963
Total					2,716,280	(2,347,904)	(17,226,703)	19,882,161	1,240,430,875

(b)	The rate shown is the seven-day current annualized yield at July 31, 2018.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Income Builder Fund | Semiannual Report 2018

Portfolio of Investments  (continued)
July 31, 2018 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2018:
	Level 1 quoted prices in active markets for identical assets ($)	Level 2 other significant observable inputs ($)	Level 3 significant unobservable inputs ($)	Total ($)
Investments in Securities
Equity Funds	317,455,129	—	—	317,455,129
Exchange-Traded Funds	24,000,000	—	—	24,000,000
Fixed-Income Funds	898,322,009	—	—	898,322,009
Money Market Funds	653,737	—	—	653,737
Total Investments in Securities	1,240,430,875	—	—	1,240,430,875
See the Portfolio of Investments for all investment classifications not indicated in the table.
There were no transfers of financial assets between levels during the period.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2018	7

Statement of Assets and Liabilities
July 31, 2018 (Unaudited)
Assets
Investments in securities, at value
Affiliated issuers (cost $1,221,496,515)	$1,240,430,875
Receivable for:
Investments sold	223,474
Capital shares sold	1,132,142
Dividends	1,859,750
Prepaid expenses	7,192
Other assets	7,698
Total assets	1,243,661,131
Liabilities
Payable for:
Investments purchased	1,859,750
Capital shares purchased	1,417,939
Management services fees	678
Distribution and/or service fees	11,101
Transfer agent fees	69,378
Compensation of board members	50,402
Compensation of chief compliance officer	135
Other expenses	37,597
Total liabilities	3,446,980
Net assets applicable to outstanding capital stock	$1,240,214,151
Represented by
Paid in capital	1,227,233,950
Excess of distributions over net investment income	(1,221,867)
Accumulated net realized loss	(4,732,292)
Unrealized appreciation (depreciation) on:
Investments - affiliated issuers	18,934,360
Total - representing net assets applicable to outstanding capital stock	$1,240,214,151
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Income Builder Fund | Semiannual Report 2018

Statement of Assets and Liabilities  (continued)
July 31, 2018 (Unaudited)
Class A
Net assets	$774,107,630
Shares outstanding	65,603,613
Net asset value per share	$11.80
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$12.39
Advisor Class
Net assets	$13,352,567
Shares outstanding	1,127,832
Net asset value per share	$11.84
Class C
Net assets	$211,043,132
Shares outstanding	17,812,546
Net asset value per share	$11.85
Institutional Class
Net assets	$225,116,508
Shares outstanding	19,075,297
Net asset value per share	$11.80
Institutional 2 Class
Net assets	$8,096,773
Shares outstanding	683,673
Net asset value per share	$11.84
Institutional 3 Class
Net assets	$5,817,403
Shares outstanding	491,549
Net asset value per share	$11.83
Class R
Net assets	$2,670,459
Shares outstanding	224,990
Net asset value per share	$11.87
Class T
Net assets	$9,679
Shares outstanding	821
Net asset value per share	$11.79
Maximum sales charge	2.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge per transaction for Class T shares)	$12.09
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2018	9

Statement of Operations
Six Months Ended July 31, 2018 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$19,882,161
Total income	19,882,161
Expenses:
Management services fees	122,084
Distribution and/or service fees
Class A	946,969
Class C	1,110,218
Class R	6,052
Class T	12
Transfer agent fees
Class A	304,479
Advisor Class	4,857
Class C	89,166
Institutional Class	86,189
Institutional 2 Class	2,534
Institutional 3 Class	289
Class R	974
Class T	4
Plan administration fees
Class K	1
Compensation of board members	15,001
Custodian fees	1,882
Printing and postage fees	49,249
Registration fees	74,801
Audit fees	8,922
Legal fees	9,231
Compensation of chief compliance officer	125
Other	13,433
Total expenses	2,846,472
Expense reduction	(40)
Total net expenses	2,846,432
Net investment income	17,035,729
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	(2,347,904)
Capital gain distributions from underlying affiliated funds	2,716,280
Net realized gain	368,376
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	(17,226,703)
Net change in unrealized appreciation (depreciation)	(17,226,703)
Net realized and unrealized loss	(16,858,327)
Net increase in net assets resulting from operations	$177,402
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Income Builder Fund | Semiannual Report 2018

Statement of Changes in Net Assets
	Six Months Ended July 31, 2018 (Unaudited)	Year Ended January 31, 2018 (a)
Operations
Net investment income	$17,035,729	$37,684,724
Net realized gain	368,376	18,903,715
Net change in unrealized appreciation (depreciation)	(17,226,703)	34,752,514
Net increase in net assets resulting from operations	177,402	91,340,953
Distributions to shareholders
Net investment income
Class A	(11,715,197)	(27,899,216)
Advisor Class	(200,086)	(320,453)
Class B	—	(22,889)
Class C	(2,578,376)	(6,449,132)
Institutional Class	(3,582,630)	(7,849,446)
Institutional 2 Class	(121,814)	(175,513)
Institutional 3 Class	(86,597)	(72,690)
Class K	(9)	(114)
Class R	(34,358)	(59,295)
Class T	(148)	(344)
Net realized gains
Class A	(6,845,050)	—
Advisor Class	(113,334)	—
Class C	(1,897,317)	—
Institutional Class	(1,906,380)	—
Institutional 2 Class	(64,073)	—
Institutional 3 Class	(47,202)	—
Class R	(23,089)	—
Class T	(86)	—
Total distributions to shareholders	(29,215,746)	(42,849,092)
Increase (decrease) in net assets from capital stock activity	14,662,546	(19,524,641)
Total increase (decrease) in net assets	(14,375,798)	28,967,220
Net assets at beginning of period	1,254,589,949	1,225,622,729
Net assets at end of period	$1,240,214,151	$1,254,589,949
Undistributed (excess of distributions over) net investment income	$(1,221,867)	$61,619

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2018	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	July 31, 2018 (Unaudited)		January 31, 2018 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	5,319,223	62,977,984	9,399,801	111,601,625
Distributions reinvested	1,560,023	18,346,416	2,317,097	27,568,419
Redemptions	(5,777,578)	(68,363,521)	(27,664,840)	(324,992,355)
Net increase (decrease)	1,101,668	12,960,879	(15,947,942)	(185,822,311)
Advisor Class
Subscriptions	328,966	3,896,152	706,465	8,453,098
Distributions reinvested	26,437	311,942	26,790	320,353
Redemptions	(164,494)	(1,956,872)	(284,953)	(3,415,557)
Net increase	190,909	2,251,222	448,302	5,357,894
Class B
Subscriptions	—	—	2,489	29,485
Distributions reinvested	—	—	1,832	21,664
Redemptions	—	—	(266,355)	(3,169,200)
Net decrease	—	—	(262,034)	(3,118,051)
Class C
Subscriptions	1,598,665	18,999,661	3,094,478	36,924,463
Distributions reinvested	369,031	4,356,983	525,742	6,282,473
Redemptions	(3,389,429)	(40,286,225)	(4,439,320)	(52,892,365)
Net decrease	(1,421,733)	(16,929,581)	(819,100)	(9,685,429)
Institutional Class
Subscriptions	3,269,488	38,629,493	20,338,663	238,018,194
Distributions reinvested	439,663	5,172,536	624,101	7,431,914
Redemptions	(2,584,288)	(30,577,521)	(6,801,322)	(81,049,721)
Net increase	1,124,863	13,224,508	14,161,442	164,400,387
Institutional 2 Class
Subscriptions	190,535	2,259,525	564,434	6,757,400
Distributions reinvested	15,748	185,887	14,659	175,513
Redemptions	(97,418)	(1,158,208)	(221,353)	(2,650,545)
Net increase	108,865	1,287,204	357,740	4,282,368
Institutional 3 Class
Subscriptions	150,659	1,787,052	387,762	4,660,085
Distributions reinvested	11,338	133,735	6,029	72,600
Redemptions	(43,962)	(522,406)	(20,277)	(244,117)
Net increase	118,035	1,398,381	373,514	4,488,568
Class K
Redemptions	(267)	(3,184)	—	—
Net decrease	(267)	(3,184)	—	—
Class R
Subscriptions	50,580	602,419	85,458	1,030,597
Distributions reinvested	4,332	51,219	4,058	48,611
Redemptions	(15,170)	(180,521)	(42,368)	(507,275)
Net increase	39,742	473,117	47,148	571,933
Total net increase (decrease)	1,262,082	14,662,546	(1,640,930)	(19,524,641)

(a)	Institutional 3 Class shares are based on operations from March 1, 2017 (commencement of operations) through the stated period end.
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Income Builder Fund | Semiannual Report 2018

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Columbia Income Builder Fund | Semiannual Report 2018	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2018 (Unaudited)	$12.08	0.17	(0.16)	0.01	(0.18)	(0.11)	(0.29)
Year Ended 1/31/2018	$11.62	0.37	0.51	0.88	(0.42)	—	(0.42)
Year Ended 1/31/2017	$10.69	0.32	0.99	1.31	(0.34)	(0.04)	(0.38)
Year Ended 1/31/2016	$11.77	0.36	(0.69)	(0.33)	(0.38)	(0.37)	(0.75)
Year Ended 1/31/2015	$11.56	0.36	0.25	0.61	(0.37)	(0.03)	(0.40)
Year Ended 1/31/2014	$11.48	0.32	0.12	0.44	(0.36)	—	(0.36)
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$12.12	0.18	(0.16)	0.02	(0.19)	(0.11)	(0.30)
Year Ended 1/31/2018	$11.65	0.41	0.51	0.92	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.72	0.35	0.98	1.33	(0.36)	(0.04)	(0.40)
Year Ended 1/31/2016	$11.80	0.38	(0.68)	(0.30)	(0.41)	(0.37)	(0.78)
Year Ended 1/31/2015	$11.59	0.39	0.25	0.64	(0.40)	(0.03)	(0.43)
Year Ended 1/31/2014	$11.52	0.44	0.02	0.46	(0.39)	—	(0.39)
Class C
Six Months Ended 7/31/2018 (Unaudited)	$12.13	0.12	(0.16)	(0.04)	(0.13)	(0.11)	(0.24)
Year Ended 1/31/2018	$11.66	0.28	0.52	0.80	(0.33)	—	(0.33)
Year Ended 1/31/2017	$10.74	0.24	0.97	1.21	(0.25)	(0.04)	(0.29)
Year Ended 1/31/2016	$11.81	0.27	(0.68)	(0.41)	(0.29)	(0.37)	(0.66)
Year Ended 1/31/2015	$11.60	0.27	0.25	0.52	(0.28)	(0.03)	(0.31)
Year Ended 1/31/2014	$11.52	0.25	0.10	0.35	(0.27)	—	(0.27)
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$12.08	0.18	(0.16)	0.02	(0.19)	(0.11)	(0.30)
Year Ended 1/31/2018	$11.62	0.41	0.50	0.91	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.70	0.35	0.97	1.32	(0.36)	(0.04)	(0.40)
Year Ended 1/31/2016	$11.77	0.38	(0.67)	(0.29)	(0.41)	(0.37)	(0.78)
Year Ended 1/31/2015	$11.56	0.39	0.25	0.64	(0.40)	(0.03)	(0.43)
Year Ended 1/31/2014	$11.49	0.38	0.08	0.46	(0.39)	—	(0.39)
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$12.12	0.18	(0.16)	0.02	(0.19)	(0.11)	(0.30)
Year Ended 1/31/2018	$11.66	0.41	0.50	0.91	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.73	0.36	0.98	1.34	(0.37)	(0.04)	(0.41)
Year Ended 1/31/2016	$11.81	0.40	(0.70)	(0.30)	(0.41)	(0.37)	(0.78)
Year Ended 1/31/2015	$11.60	0.40	0.25	0.65	(0.41)	(0.03)	(0.44)
Year Ended 1/31/2014	$11.52	0.42	0.05	0.47	(0.39)	—	(0.39)
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$12.12	0.19	(0.17)	0.02	(0.20)	(0.11)	(0.31)
Year Ended 1/31/2018(e)	$11.78	0.42	0.35	0.77	(0.43)	—	(0.43)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Income Builder Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2018 (Unaudited)	$11.80	0.09%	0.38% (c)	0.38% (c),(d)	2.88% (c)	12%	$774,108
Year Ended 1/31/2018	$12.08	7.71%	0.38%	0.38% (d)	3.10%	13%	$779,270
Year Ended 1/31/2017	$11.62	12.37%	0.40%	0.40% (d)	2.84%	22%	$934,770
Year Ended 1/31/2016	$10.69	(3.10%)	0.40%	0.40% (d)	3.12%	26%	$927,086
Year Ended 1/31/2015	$11.77	5.29%	0.41%	0.41% (d)	2.99%	29%	$1,042,888
Year Ended 1/31/2014	$11.56	3.83%	0.41%	0.41%	2.79%	28%	$972,684
Advisor Class
Six Months Ended 7/31/2018 (Unaudited)	$11.84	0.21%	0.13% (c)	0.13% (c),(d)	3.11% (c)	12%	$13,353
Year Ended 1/31/2018	$12.12	8.04%	0.13%	0.13% (d)	3.44%	13%	$11,356
Year Ended 1/31/2017	$11.65	12.62%	0.15%	0.15% (d)	3.06%	22%	$5,694
Year Ended 1/31/2016	$10.72	(2.85%)	0.15%	0.15% (d)	3.33%	26%	$3,585
Year Ended 1/31/2015	$11.80	5.55%	0.16%	0.16% (d)	3.28%	29%	$4,786
Year Ended 1/31/2014	$11.59	4.00%	0.16%	0.16%	3.79%	28%	$2,433
Class C
Six Months Ended 7/31/2018 (Unaudited)	$11.85	(0.28%)	1.13% (c)	1.13% (c),(d)	2.12% (c)	12%	$211,043
Year Ended 1/31/2018	$12.13	6.97%	1.13%	1.13% (d)	2.38%	13%	$233,307
Year Ended 1/31/2017	$11.66	11.39%	1.15%	1.15% (d)	2.09%	22%	$233,910
Year Ended 1/31/2016	$10.74	(3.73%)	1.15%	1.15% (d)	2.38%	26%	$222,383
Year Ended 1/31/2015	$11.81	4.49%	1.16%	1.16% (d)	2.26%	29%	$238,901
Year Ended 1/31/2014	$11.60	3.06%	1.16%	1.16%	2.14%	28%	$190,266
Institutional Class
Six Months Ended 7/31/2018 (Unaudited)	$11.80	0.21%	0.13% (c)	0.13% (c),(d)	3.13% (c)	12%	$225,117
Year Ended 1/31/2018	$12.08	7.98%	0.13%	0.13% (d)	3.49%	13%	$216,898
Year Ended 1/31/2017	$11.62	12.55%	0.15%	0.15% (d)	3.11%	22%	$44,030
Year Ended 1/31/2016	$10.70	(2.77%)	0.15%	0.15% (d)	3.34%	26%	$36,263
Year Ended 1/31/2015	$11.77	5.56%	0.16%	0.16% (d)	3.26%	29%	$52,419
Year Ended 1/31/2014	$11.56	4.00%	0.16%	0.16%	3.30%	28%	$41,893
Institutional 2 Class
Six Months Ended 7/31/2018 (Unaudited)	$11.84	0.21%	0.12% (c)	0.12% (c)	3.13% (c)	12%	$8,097
Year Ended 1/31/2018	$12.12	7.97%	0.12%	0.12%	3.47%	13%	$6,969
Year Ended 1/31/2017	$11.66	12.66%	0.10%	0.10%	3.16%	22%	$2,531
Year Ended 1/31/2016	$10.73	(2.79%)	0.10%	0.10%	3.53%	26%	$1,294
Year Ended 1/31/2015	$11.81	5.61%	0.10%	0.10%	3.32%	29%	$792
Year Ended 1/31/2014	$11.60	4.14%	0.09%	0.09%	3.63%	28%	$328
Institutional 3 Class
Six Months Ended 7/31/2018 (Unaudited)	$11.83	0.16%	0.06% (c)	0.06% (c)	3.21% (c)	12%	$5,817
Year Ended 1/31/2018(e)	$12.12	6.61%	0.07% (c)	0.07% (c)	3.85% (c)	13%	$4,526
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2018	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2018 (Unaudited)	$12.15	0.16	(0.17)	(0.01)	(0.16)	(0.11)	(0.27)
Year Ended 1/31/2018	$11.68	0.35	0.51	0.86	(0.39)	—	(0.39)
Year Ended 1/31/2017	$10.75	0.30	0.98	1.28	(0.31)	(0.04)	(0.35)
Year Ended 1/31/2016	$11.83	0.33	(0.69)	(0.36)	(0.35)	(0.37)	(0.72)
Year Ended 1/31/2015	$11.62	0.33	0.25	0.58	(0.34)	(0.03)	(0.37)
Year Ended 1/31/2014	$11.54	0.32	0.09	0.41	(0.33)	—	(0.33)
Class T
Six Months Ended 7/31/2018 (Unaudited)	$12.07	0.17	(0.16)	0.01	(0.18)	(0.11)	(0.29)
Year Ended 1/31/2018	$11.61	0.37	0.51	0.88	(0.42)	—	(0.42)
Year Ended 1/31/2017	$10.69	0.32	0.98	1.30	(0.34)	(0.04)	(0.38)
Year Ended 1/31/2016	$11.76	0.36	(0.69)	(0.33)	(0.37)	(0.37)	(0.74)
Year Ended 1/31/2015(f)	$12.18	0.21	(0.34) (g)	(0.13)	(0.26)	(0.03)	(0.29)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(f)	Class T shares commenced operations on June 25, 2014. Per share data and total return reflect activity from that date.
(g)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Income Builder Fund | Semiannual Report 2018

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2018 (Unaudited)	$11.87	(0.03%)	0.63% (c)	0.63% (c),(d)	2.64% (c)	12%	$2,670
Year Ended 1/31/2018	$12.15	7.49%	0.63%	0.63% (d)	2.91%	13%	$2,251
Year Ended 1/31/2017	$11.68	12.02%	0.65%	0.65% (d)	2.61%	22%	$1,614
Year Ended 1/31/2016	$10.75	(3.33%)	0.65%	0.65% (d)	2.87%	26%	$1,190
Year Ended 1/31/2015	$11.83	5.00%	0.66%	0.66% (d)	2.75%	29%	$1,172
Year Ended 1/31/2014	$11.62	3.56%	0.66%	0.66%	2.71%	28%	$1,091
Class T
Six Months Ended 7/31/2018 (Unaudited)	$11.79	0.07%	0.41% (c)	0.41% (c),(d)	2.85% (c)	12%	$10
Year Ended 1/31/2018	$12.07	7.68%	0.41%	0.41% (d)	3.11%	13%	$10
Year Ended 1/31/2017	$11.61	12.27%	0.42%	0.42% (d)	2.82%	22%	$10
Year Ended 1/31/2016	$10.69	(3.04%)	0.41%	0.41% (d)	3.12%	26%	$9
Year Ended 1/31/2015(f)	$11.76	(1.12%)	0.44% (c)	0.44% (c),(d)	2.98% (c)	29%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2018	17

Notes to Financial Statements
July 31, 2018 (Unaudited)
Note 1. Organization
Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies and risks of the Underlying Funds, please refer to the Fund’s current prospectus and the prospectuses of the Underlying Funds, which are available, free of charge, from the Securities and Exchange Commission website at www.sec.gov.
Fund shares
The Trust may issue an unlimited number of shares (without par value). Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure. The Fund offers each of the share classes identified below.
Class A shares are subject to a maximum front-end sales charge of 4.75% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.
Advisor Class shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.
Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase. Effective July 1, 2018, Class C shares will automatically convert to Class A shares of the same Fund in the month of or the month following the 10-year anniversary of the Class C shares purchase date.
Institutional Class shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.
Institutional 2 Class shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans as described in the Fund’s prospectus.
Institutional 3 Class shares are not subject to sales charges and are available to institutional and certain other investors as described in the Fund’s prospectus.
The Fund no longer accepts investments by existing investors in Class K shares. When available, Class K shares were not subject to sales charges and were made available only to existing investors in Class K shares. On March 9, 2018, Class K shares were redeemed or exchanged for Advisor Class shares of the Fund in a tax free transaction that had no impact on fees and expenses paid by the shareholders.
Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.
Class T shares are subject to a maximum front-end sales charge of 2.50% per transaction and must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell Class T shares.
18	Columbia Income Builder Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
All equity securities and exchange-traded funds are valued at the close of business of the New York Stock Exchange. Equity securities and exchange-traded funds are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.
Investments in the Underlying Funds, with the exception of exchange-traded funds, are valued at the net asset value of the applicable class of the Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund’s management. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Income Builder Fund | Semiannual Report 2018	19

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncement
Accounting Standards Update 2017-08 Premium Amortization on Purchased Callable Debt Securities
In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2017-08 Premium Amortization on Purchased Callable Debt Securities. ASU No. 2017-08 updates the accounting standards to shorten the amortization period for certain purchased callable debt securities, held at a premium, to be amortized to the earliest call date. The update applies to securities with explicit, noncontingent call features that are callable at fixed prices and on preset dates. The standard is effective for annual periods beginning after December 15, 2018 and interim periods within those fiscal years. At this time, management is evaluating the implication of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.
Note 3. Fees and compensation paid to affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.02% of the Fund’s daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
20	Columbia Income Builder Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated funds governed by the Board of Trustees, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended July 31, 2018, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.07
Institutional 3 Class	0.01
Class R	0.08
Class T	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2018, these minimum account balance fees reduced total expenses of the Fund by $40.
Columbia Income Builder Fund | Semiannual Report 2018	21

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
Plan administration fees
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund paid an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services. As a result of all Class K shares of the Fund being redeemed or exchanged for Advisor Class shares, March 9, 2018 was the last day the Fund paid a plan administration fee for Class K shares.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00%, 0.50% and 0.25% of the Fund’s average daily net assets attributable to Class A, Class C, Class R and Class T shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses. For Class T shares, of the 0.25% fee, up to 0.25% can be reimbursed for distribution and/or shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,344,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2018, and may be recovered from future payments under the distribution plan or CDSCs. To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended July 31, 2018, if any, are listed below:
Amount ($)
Class A	621,799
Class C	8,318
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	June 1, 2018 through May 31, 2019	Prior to June 1, 2018
Class A	0.50%	0.52%
Advisor Class	0.25	0.27
Class C	1.25	1.27
Institutional Class	0.25	0.27
Institutional 2 Class	0.24	0.275
Institutional 3 Class	0.18	0.225
Class R	0.75	0.77
Class T	0.50	0.52
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage
22	Columbia Income Builder Fund | Semiannual Report 2018

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2018, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,221,497,000	31,842,000	(12,908,000)	18,934,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $149,082,646 and $143,157,416, respectively, for the six months ended July 31, 2018. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended July 31, 2018.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than
Columbia Income Builder Fund | Semiannual Report 2018	23

Notes to Financial Statements  (continued)
July 31, 2018 (Unaudited)
60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed.
The Fund had no borrowings during the six months ended July 31, 2018.
Note 8. Significant risks
Shareholder concentration risk
At July 31, 2018, affiliated shareholders of record owned 75.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.
24	Columbia Income Builder Fund | Semiannual Report 2018

Approval of Management Agreement
Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Builder Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in November 2017 and February, March, April and June 2018, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented at these meetings were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board (who is an Independent Trustee) and the Chair of the Contracts Committee (who is an Independent Trustee), and the final materials were revised to include information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 18-20, 2018 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by Columbia Threadneedle
The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Threadneedle, as well as its history, reputation, expertise, resources and capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by Columbia Threadneedle, including, in particular, the organization and depth of the equity and credit research departments and the various technological enhancements that have been made or are anticipated. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, as well as planned 2018 initiatives in this regard. The Board also took into account the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2017 in the performance of administrative services, and noted the various enhancements anticipated for 2018. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its strong cash position and solid balance sheet.
Columbia Income Builder Fund | Semiannual Report 2018	25

Approval of Management Agreement  (continued)
The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds under the Management Agreement. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.
Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.
Investment performance
For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, including since manager inception, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group, the product score of the Fund (taking into account performance relative to peers and benchmarks) and the net assets of the Fund. The Board observed that the Fund’s investment performance was understandable in light of the particular management style involved and the particular market environment.
Comparative fees, costs of services provided and the profits realized by Columbia Threadneedle and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability.
The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in the Board’s analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that Fund total expense ratios, in general, approximate or are lower than median expense ratios of funds in an agreed upon Lipper or customized comparison universe). With respect to the Funds that operate as funds-of-funds (the Funds-of-Funds), including the Fund, the Independent Trustees noted the information provided by Columbia Threadneedle demonstrating the rationale for according weight to the Funds-of-Funds’ direct expenses as opposed to their total expense ratios, which also include indirect expenses (i.e., the expenses incurred by the underlying Funds in which the Funds-of-Funds invest). In this regard, they noted that the Funds-of-Funds’ direct expenses include very low management fees. Further, they considered the information provided by Columbia Threadneedle demonstrating that the Funds-of-Funds’ total expense ratios generally approximate or are below their respective peer universe median ratios. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.
The Board also considered the profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2017 the Board had concluded that 2016 profitability was reasonable and that Columbia Threadneedle generated 2017 profitability that only increased slightly from 2016 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to
26	Columbia Income Builder Fund | Semiannual Report 2018

Approval of Management Agreement  (continued)
Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.
Economies of scale to be realized
The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the Management Agreement already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment research and advice, as well as administrative, accounting and other services to the Fund.
Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 20, 2018, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Columbia Income Builder Fund | Semiannual Report 2018	27

Additional information
The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the SEC at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104
28	Columbia Income Builder Fund | Semiannual Report 2018

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Income Builder Fund
Through October 31, 2018:
P.O. Box 8081
Boston, MA 02266-8081
Effective November 1, 2018:
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804
© 2018 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus .com/investor/
SAR163_01_H01_(09/18)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust II

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	September 21, 2018

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 21, 2018